Registration No. 333-38119                                                      September 14, 2001

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        Washington, D.C. 20549

                                                    Post-Effective Amendment No. 7
                                                                  to
                                                               FORM S-6

                                           FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                                                OF SECURITIES OF UNIT INVESTMENT TRUSTS
                                                       REGISTERED ON FORM N-8B-2

A.       Exact name of trust:
         American Skandia Life Assurance Corporation Separate Account F

B.       Name of depositor:
         American Skandia Life Assurance Corporation

C.       Complete address of depositor's principal executive offices:
         One Corporate Drive, Shelton, CT 06484

D.       Name and complete address of agent for service:
         Scott K. Richardson, Esq.
         American Skandia Life Assurance Corporation
         One Corporate Drive
         Shelton, CT  06484

         It is proposed that this filing will become effective (check appropriate box)
         [  ]  immediately upon filing pursuant to paragraph (b)
         [X]  on  September 17, 2001      pursuant to paragraph (b)
                 ------------------------
         [  ]  60 days after filing pursuant to paragraph (a)(1)
         [  ]  on                   pursuant to paragraph (a)(1) of rule 485
                  -----------------
         [  ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

E.       Title and amount of securities being registered:
         Modified Single Premium Variable Life Insurance.
         The Registrant elects to register an indefinite number of securities by this registration statement in accordance with Rule
         24f-2 under the Investment Company Act of 1940.

F.       Proposed maximum aggregate offering price to the public of the securities being registered:

G.       Amount of filing fee:
         None

H.       Approximate date of proposed public offering
         As soon as practicable after the effective date of this Registration Statement.

[  ]  Check box if it is proposed that this filing will become effective on ______________ at ____________ pursuant to Rule 487.

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AS SPVLI

                                          RECONCILIATION AND TIE BETWEEN
                                            FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF
FORM N-8B-2                CAPTION IN PROSPECTUS

1.       Face page

2.       Face page

3.       Not applicable

4.       Distribution of this Offering

5.       The Separate Account

6.       The Separate Account

7.       Not Applicable

8.       Not Applicable

9.       Legal Proceedings

10.      Face page; Variable Investment Options; The Separate Account; Voting; Modification of the Separate
                           Account; Additional Tax Considerations; Loans; Partial Withdrawals; Surrenders;
                           Transfers and Allocation Services; Safekeeping of the Assets

11.      Face page; Variable Investment Options

12.      Face page; Variable Investment Options

13.      Costs; Variable Investment Options; Taxes; Additional Tax Considerations

14.      Buying a Policy - How do I buy a Policy?

15.      Account Value and Cash Value; Buying a Policy - How and When is my Premium Invested?

16.      Buying a Policy - How and When is my Premium Invested?  Variable Investment Options

17.      Partial Withdrawals; Surrenders; Reinstatement; Account Value and Cash Value; Buying a Policy; Pricing
                           Transactions

18.      Account Value and Cash Value; Variable Investment Options; The Separate Account; Safekeeping of the
                           Assets

19.      Reports

20.      Voting; Safekeeping of the Assets

21.      Loans

22.      Not applicable

23.      Safekeeping of the Assets

24.      Not applicable

25.      Regulation; The Insurance Company

26.      Not applicable

27.      The Insurance Company

28.      Executive Officers and Directors

29.      The Insurance Company

30.      Not applicable

31.      Not applicable

32.      Not applicable

33.      Not applicable

34.      Not applicable

35.      The Insurance Company; Regulation

36.      Not applicable

37.      Not applicable

38.      Distribution of this Offering

39.      Distribution of this Offering

40.      Not applicable

41.      The Insurance Company; Distribution of this Offering

42.      Not applicable

43.      Not applicable

44.      Account Value and Cash Value; Pricing Transactions; Additional Tax Considerations; Net Investment Factor

45.      Not applicable

46.      Account Value and Cash Value; Pricing Transactions; Additional Tax Considerations; Net Investment Factor

47.      Variable Investment Options; The Separate Account

48.      Face Page; The Insurance Company

49.      Not applicable

50.      The Separate Account; Safekeeping of the Assets

51.      Face Page; The Insurance Company; Benefits at the Insured's Death; Designations

52.      Modification of the Separate Account

53.      Additional Tax Considerations

54.      Not applicable

55.      Not applicable

56.      Not applicable

57.      Not applicable

58.      Not applicable

59.      Audited Consolidated Financial Statement of American Skandia Life Assurance Corporation; Financial
                           Statements for American Skandia Life Assurance Corporation Separate Account F

                                                                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                        One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes  American  Skandia SPVLI, a modified single premium variable life insurance policy being offered by American
Skandia Life Assurance  Corporation  ("we," "our," "us," "American  Skandia," or "the  Company"),  One Corporate  Drive,  P.O. Box 883,
Shelton,  Connecticut,  06484.  This Prospectus also describes AS Trophy, a prior version of the Policy we no longer offer but which we continue to administer (see "Appendix E - Prior  Contracts").  The policy may be offered as individual  coverage or as an interest in a group policy.  This Prospectus  provides a detailed  discussion of matters you should  consider before buying a policy.  This policy or certain of its  investment  options  may not be  available  in all  jurisdictions.  Various  rights  and  benefits  may differ  between jurisdictions  to meet  applicable  law and/or  regulations.  In  particular,  please refer to Appendix D for a description  of certain provisions that apply to AS Trophy Policies sold to New Jersey residents.

What is American  Skandia  offering?  We are offering a type of cash value life insurance called "modified single premium variable life insurance."  Each of these technical terms can be explained as follows:

|X|      The coverage is called  "life  insurance"  because a death  benefit  becomes  payable to a  beneficiary  upon the death of the insured person (if there is a second insured,  the death benefit is payable upon the death of the last surviving  insured).  It is
     "cash value" life insurance because,  in addition to a death benefit,  it also provides living benefits for the owner, such as the right to take withdrawals and the right to take loans using the value of the policy as collateral.

|X|      The coverage is called  "modified  single  premium"  because we do not accept any premium  other than the first unless we know about the additional  premium  during the  underwriting  period or an additional  amount is required to keep the policy from being cancelled.

|X|      The coverage is  "variable"  because you can allocate all or part of your premium to variable  investment  options that invest in an underlying  mutual fund or a portfolio of an underlying  mutual fund. The variable  investment  options are  sub-accounts of
     American Skandia Life Assurance  Corporation Separate Account F ("Account F"). The following underlying mutual funds or portfolios of the following  underlying mutual funds are currently being offered:  American Skandia Trust,  Montgomery Variable Series, Rydex
     Variable Trust, INVESCO Variable Investment Funds, Inc.,  Evergreen Variable Annuity Trust,  ProFunds VP and The Prudential Series
     Fund, Inc. A description of the portfolios of these underlying  mutual funds that are offered as variable  investment  options can be found  beginning on page 17. The  performance of the variable  investment  options is not  guaranteed.  You bear the investment risk if you allocate  funds to these  investment  options  because the  performance  of these  investment  options can decrease or increase.  This can impact the death benefit and the cash value of the Policy.

|X|      The  coverage  also allows you to allocate  all or part of your  premium to a fixed  option to which we credit a fixed rate of interest.  We guarantee the rate of return on this option.  These  obligations are supported by our general  account.  We bear the investment risk if you allocate funds to this option.

|X|      We believe this policy will be treated as a "modified  endowment  contract" under the Internal  Revenue Code (the "Code").  In general,  the tax  treatment of a modified  endowment  contract's  death benefit is similar to that of death  benefits  under life insurance  policies,  while the tax treatment of the  contract's  living  benefits are similar to those of living  benefits  under deferred  annuities.  This means that in most  circumstances  the  beneficiary  owes no Federal income tax on the death  proceeds.
     However,  most  distributions  from such a policy while the insured is alive,  including  loans,  withdrawals  and surrender,  are taxable  to the  owner,  like  distributions  from a  deferred  annuity  before  annuity  payments  begin.  This  means  that such distributions  are deemed to come first from any gain in the policy.  Any gain is treated as ordinary income and may be subject to a 10% tax penalty if taken before your age 59 1/2.

The variable life insurance  policy  described in this  Prospectus is not a deposit of or guaranteed  by, any bank or bank  subsidiary, and is not insured by the Federal  Deposit  Insurance  Corporation,  the Federal  Reserve  Board,  or any other  agency.  The Policy is subject to investment risks, including the possible loss of the principal amount invested.
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THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES  COMMISSION
NOR  HAS  THE  COMMISSION  OR ANY  STATE  SECURITIES  COMMISSION  PASSED  UPON  THE  ACCURACY  OR  ADEQUACY  OF  THIS  PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUSES  FOR THE UNDERLYING
FUNDS.  KEEP IT FOR FUTURE REFERENCE.
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ASSPVLI-PROS (09/2001)          CALL 1-800-752-6342 FOR FURTHER INFORMATION    Prospectus Dated: September 17, 2001
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                                                                                                                                    VLI
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                                                              DEFINITIONS

The following are key terms used in this Prospectus.  Other terms are defined in this Prospectus as they appear.

ACCOUNT VALUE is the value of your  allocation to each  Sub-account  and any Fixed  Allocation,  plus any earnings and less any losses, distributions  and charges  thereon,  plus the value of any amounts in the Loan Account,  plus any earnings and less any  distributions and charges thereon,  all before  assessment of any contingent  deferred sales charge or Debt.  Account Value is determined  separately for each  Sub-account  and each Fixed  Allocation,  as well as for any amounts in the Loan  Account,  and then totaled to determine the
Account Value of your entire Policy.

AGE is the age of an Insured for purposes of this Policy.  Initially,  and for the first  Policy Year,  it is the age last  birthday of an Insured as of the Policy  Date.  In each  following  Policy  Year,  it is the age last  birthday  of an Insured as of the  preceding
Policy Anniversary.  If there is more than one Insured, it is the age of the younger Insured.

APPLICATION  is the form or  combination  of forms you must submit to apply for a Policy.  If there are two Insureds,  the  Application must be completed for both Insureds.

BENEFICIARY is a person or entity you designate for us to pay any Death Proceeds.  Unless otherwise  specified,  Beneficiary  refers to all persons or entities so designated.

CASH VALUE is the Account Value less any contingent deferred sales charge and Debt.

CASH  VALUE  CREDITS  are  amounts  we credit to your  Account  Value.  We credit  these  amounts  if your total Cash Value on a Policy
Anniversary equals or exceeds a Cash Value trigger.

CODE is the Internal Revenue Code of 1986, as amended from time to time, and the regulations thereunder.

DEATH  BENEFIT is the amount  payable as a result of an Insured's  death before any  reduction  due to Debt and before  addition of any interest  due  pursuant  to law.  If there is a second  Insured,  the Death  Benefit  is payable  upon the death of the last  surviving
Insured.

DEATH PROCEEDS equals the Death Benefit less any reduction for Debt and after addition of any interest due pursuant to law.

DEBT is the total of any outstanding loan and loan interest.

FACE AMOUNT is the Death Benefit as of the Policy Date.

FIXED ALLOCATION is an allocation of Account Value to our general account that is credited a fixed rate of interest.

GROWTH is a portion of the Account  Value.  It equals (a) less (b) less (c),  where:  (a) is the total current  Account  Value;  (b) is any Debt; and (c) is the Premium less any partial withdrawals treated as a withdrawal of Premium.

GUARANTEED  MINIMUM  DEATH  BENEFIT is the  minimum  amount we  guarantee  is payable as a result of the  Insured's  death,  before any reduction for Debt, even if it is higher than the Required Death Benefit.

IN WRITING is in a written  form, in a manner we accept,  that is  satisfactory  to us and filed at our Office.  We retain the right to specifically  agree in advance to accept  communication  regarding a specific  matter by telephone or by some other form of  electronic transmission, in a manner we prescribe.

INSURED is the  person(s)  upon whose life coverage is issued and as a result of whose death the Death  Proceeds are payable.  If there is more than one Insured, Insured means the last surviving Insured, unless otherwise stated.

ISSUE DATE is the date we issue your Policy.

LOAN ACCOUNT is where we maintain Account Value as collateral for a loan to you from us.

MONTHLY  PROCESSING  DAY/DATE  is the  Valuation  Day each month when we deduct  charges  from the  Account  Value.  The first  Monthly
Processing  Date is the Policy Date.  After that,  the Monthly  Processing  Dates  generally  occur on the same day of the month as the
Policy Date. If the Monthly  Processing  Date occurs on a day that is not a Valuation Day, the Monthly  Processing Date that month will be the next Valuation Day.

NET SINGLE  PREMIUM is the amount that would be required,  according to the Code and the  regulations  based on the Code, to fund:  (a)
the Policy's  Required  Death  Benefit,  assuming the current  Required  Death  Benefit would not change;  and (b) future  benefits and charges using  assumptions  about:  (i) growth of Account Value so that it would equal the current Required Death Benefit on the Policy
Anniversary  immediately  following the Insured  reaching Age 100; and (ii) charges,  as provided  pursuant to the Code. The Net Single
Premium  depends on the attained age,  gender  (where  permitted),  tobacco usage class and risk class of each Insured.  The Net Single
Premium  changes as each Insured ages.  The  applicable  Net Single  Premiums  would change if required  under the Code or  regulations based on the Code.

OFFICE is our administrative office: American Skandia Life Assurance Corporation, P.O. Box 7045, Bridgeport, Connecticut 06601-7045.

OWNER is  either  an  entity or  person  who may  exercise  the  ownership  rights  provided  by a  Policy.  If we issue a  certificate representing  interests in a group life insurance  policy,  the rights,  benefits,  and  requirements  of and the events relating to an
Owner, as described in this  Prospectus,  will be your rights as participant in such group policy.  Unless later changed,  Owner refers to all persons or entities designated as such in your Policy.

POLICY is the insurance  contract or  certificate  we issue as evidence of our  commitment to pay the Death  Proceeds upon the death of the Insured.

POLICY ANNIVERSARY is the anniversary of the Policy Date.

POLICY DATE is the effective date of your Policy.

POLICY YEARS are continuous 12-month periods that begin on the Policy Date and each Policy Anniversary thereafter.

PORTFOLIO is a portfolio of an underlying mutual fund.

PREMIUM is the cash  consideration  you give to us for the  rights,  privileges  and  benefits  provided by a Policy  according  to its terms.  This  includes  Premium  paid as of the Issue  Date,  as shown in the Policy,  and any  additional  consideration  we choose to accept.  Acceptance must occur before completion of the underwriting for the Policy.

REQUIRED  DEATH BENEFIT is not less than the minimum amount due as a result of the Insured's  death pursuant to the applicable  test we apply in  accordance  with the Code,  prior to any  reduction  for Debt.  However,  the factors  used to determine  the Required  Death
Benefit may be higher than required under the Code  depending on age,  gender (where  permitted),  tobacco usage and risk class and the applicable Policy Year.

SEPARATE  ACCOUNT is our  separate  account to which we allocate  assets in  relation  to our  obligations  for  benefits  based on the variable investment options.  American Skandia Life Assurance  Corporation  Separate Account F (also referred to as Separate Account F)
is the separate account utilized for the Policy.

SUB-ACCOUNT is a division of the Separate Account.

UNIT is a measure used to calculate Account Value in a Sub-account.

UNIT PRICE is used for  calculating:  (a) the number of Units  allocated to a Sub-account;  and (b) the value of  transactions  into or out of a Sub-account or benefits  based on Account Value in a Sub-account.  Each  Sub-account  has its own Unit Price,  which will vary each Valuation Period to reflect the investment experience of that Sub-account.

VALUATION  DAY/DATE  is every day the New York Stock  Exchange is open for trading or any other day that the  Securities  and  Exchange
Commission requires mutual funds or unit investment trusts to be valued.

VALUATION PERIOD is the period of time between the close of business of the New York Stock Exchange on successive Valuation Days.

"We," "us,"  "our," "American Skandia," or "the Company" means American Skandia Life Assurance Corporation.

"You" or "your" means the Owner.

                                                           SUMMARY OF COSTS

The  following  is a summary of the cost of the Policies  being  offered,  or, in the case of costs that vary from Policy to Policy,  a short description of how such costs are determined.  All of these costs are described in more detail within this Prospectus.

------------------------------ ------------------------------------------------------------------------ -------------------------------
            COST                                          AMOUNT DEDUCTED/                                      WHEN DEDUCTED
                               -----------------------------------------------------------------------
                                                         DESCRIPTION OF COST
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ----------------------------------- ------------------------------------ -------------------------------
Mortality & Expense Risk           Policy Years 1 through 15                Policy Years 16+                        Daily
                                   -------------------------                ----------------
Charge                           0.90% per year of the value of      0.25% per year of the value of
                                        each Sub-account                    each Sub-account
------------------------------ ----------------------------------- ------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Administration Charge                      0.25% per year of the value of each Sub-account                          Daily
------------------------------                                                                          -------------------------------
------------------------------ ----------------------- ------------------------ ----------------------- -------------------------------
Cost of Insurance                    Risk Class          Issue Ages 16 - 70       Issue Age 71 - 90                Monthly
(See     Appendix    C    for
information   on   guaranteed                                                                           (Pro-rata  from  the  variable
cost  of   insurance   rates.                                                                           and fixed  investment  options
See the  Prospectus  for cost                                                                           in which you maintain  Account
of   insurance    rates   for                                                                           Value)
Policies   issued   with  two
Insureds.)
------------------------------ ----------------------- ------------------------ ----------------------- -------------------------------
------------------------------ ----------------------- ------------------------ ----------------------- -------------------------------
                               Male - No Tobacco                0.65%                   1.10%
------------------------------                                                                          -------------------------------
------------------------------                                                                          -------------------------------
                               Male - Tobacco                   1.10%                   2.50%
------------------------------                                                                          -------------------------------
------------------------------                                                                          -------------------------------
                               Female - No Tobacco              .50%                     .60%
------------------------------                                                                          -------------------------------
------------------------------                                                                          -------------------------------
                               Female - Tobacco                 .80%                    1.15%
------------------------------ ----------------------- ------------------------ ----------------------- -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Sales Charge                                     0.25% per year of the Account Value                    Monthly for the 1st 10 Policy
                                                                                                                    Years
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
Contingent Deferred Sales        1      2       3      4      5      6       7      8      9      10     Upon Surrender or Withdrawal
Charge (%)                                                                                                  (Percentage of Premium
                                                                                                          deducted in Policy Years 1
                                                                                                                 through 10)
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
                               10.0   9.5     9.0    8.0    7.0    6.0     5.0    4.0    3.0      0
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Maintenance Fee                     $2.50 per month unless Account Value is greater than $75,000                   Monthly
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Transfer Fee                                                   $10.00                                    After the 20th transfer each
                                                                                                                 Policy Year
------------------------------ ------------------------------------------------------------------------ -------------------------------

Refer to Appendix E of this Prospectus for a Summary of Costs of the AS Trophy Policy.

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                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
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Below are the investment  management  fees,  other expenses,  and the total annual expenses for each Portfolio as of December 31, 2000, except as noted.  The total annual  expenses are the sum of the investment  management  fee,  other  expenses and any 12b-1 fees.  Each figure is stated as a  percentage  of the  Portfolio's  average  daily net  assets.  For  certain of the  Portfolios,  a portion of the management  fee is being  waived  and/or  other  expenses  are being  partially  reimbursed.  "N/A"  indicates  that no  portion of the management  fee and/or other expenses is being waived and/or  reimbursed.  Any footnotes  about  expenses  appear after the list of all the  Portfolios.  Those  Portfolios  whose name  includes the prefix "AST" are  portfolios  of American  Skandia  Trust.  The Portfolio information  was provided by the  Portfolios  and has not been  independently  verified by us. See the  prospectuses  or  statements of additional  information of the Portfolios for further details.  The current prospectus and statement of additional  information for the underlying Portfolios can be obtained by calling 1-800-752-6342.

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:  (2)
  AST Founders Passport                               1.00%          0.38%          0.00%         1.38%          N/A         1.38%
  AST Scudder Japan (3)                               1.00%          1.78%          0.00%         2.78%         1.03%        1.75%
  AST AIM International Equity                        0.86%          0.24%          0.06%         1.16%          N/A         1.16%
  AST American Century International Growth(4)        1.00%          0.24%          0.00%         1.24%          N/A         1.24%
  AST MFS Global Equity                               1.00%          0.87%          0.00%         1.87%         0.12%        1.75%
  AST PBHG Small-Cap Growth                           0.90%          0.16%          0.01%         1.07%          N/A         1.07%
  AST Scudder Small-Cap Growth                        0.95%          0.16%          0.02%         1.13%          N/A         1.13%
  AST Federated Aggressive Growth (3)                 0.95%          6.27%          0.00%         7.22%         5.87%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.20%          0.00%         1.15%          N/A         1.15%
  AST Gabelli Small-Cap Value                         0.90%          0.21%          0.01%         1.12%          N/A         1.12%
  AST Janus Mid-Cap Growth                            1.00%          0.28%          0.00%         1.28%          N/A         1.28%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.16%          0.03%         1.09%          N/A         1.09%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.18%          0.16%         1.24%          N/A         1.24%
  AST Alger All-Cap Growth                            0.95%          0.24%          0.05%         1.24%          N/A         1.24%
  AST Gabelli All-Cap Value (3)                       0.95%          0.64%          0.00%         1.59%         0.14%        1.45%
  AST Kinetics Internet (3)                           1.00%          4.34%          0.00%         5.34%         3.94%        1.40%
  AST T. Rowe Price Natural Resources                 0.90%          0.24%          0.06%         1.20%          N/A         1.20%
  AST Alliance Growth                                 0.90%          0.19%          0.07%         1.16%          N/A         1.16%
  AST MFS Growth                                      0.90%          0.30%          0.00%         1.20%          N/A         1.20%
  AST Marsico Capital Growth                          0.90%          0.14%          0.02%         1.06%         0.02%        1.04%
  AST JanCap Growth                                   0.90%          0.13%          0.01%         1.04%         0.04%        1.00%
  AST Janus Strategic Value (3)                       1.00%          1.41%          0.00%         2.41%         1.06%        1.35%
  AST Alliance/Bernstein Growth + Value (5)           0.90%          0.24%          0.03%         1.17%          N/A         1.17%
  AST Sanford Bernstein Core Value (5)                0.75%          0.24%          0.03%         1.02%          N/A         1.02%
  AST Cohen & Steers Realty                           1.00%          0.22%          0.06%         1.28%          N/A         1.28%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.02%         0.78%          N/A         0.78%
  AST American Century Income & Growth                0.75%          0.19%          0.00%         0.94%          N/A         0.94%
  AST Alliance Growth and Income                      0.75%          0.15%          0.16%         1.06%         0.01%        1.05%
  AST MFS Growth with Income                          0.90%          0.33%          0.00%         1.23%          N/A         1.23%
  AST INVESCO Equity Income                           0.75%          0.17%          0.03%         0.95%         0.01%        0.94%
  AST AIM Balanced                                    0.73%          0.22%          0.00%         0.95%          N/A         0.95%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%          N/A         1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.23%          0.00%         1.08%          N/A         1.08%
  AST T. Rowe Price Global Bond                       0.80%          0.32%          0.00%         1.12%          N/A         1.12%
  AST Federated High Yield                            0.75%          0.21%          0.00%         0.96%          N/A         0.96%
  AST Lord Abbett Bond-Debenture (3)                  0.80%          2.27%          0.00%         3.07%         1.87%        1.20%
  AST PIMCO Total Return Bond                         0.65%          0.17%          0.00%         0.82%          N/A         0.82%
  AST PIMCO Limited Maturity Bond                     0.65%          0.22%          0.00%         0.87%          N/A         0.87%
  AST Money Market                                    0.50%          0.15%          0.00%         0.65%         0.05%        0.60%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other            12b-1      Total Annual   Fee          Net
                                                       Fees         Expenses        Fees        Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.56%           0.00%        1.81%         0.25%        1.56%

INVESCO Variable Investment Funds, Inc.:
  Technology                                           0.72%         0.30%           0.00%         1.02%          N/A         1.02%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%          N/A         1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%          N/A         1.09%
  Telecommunications                                   0.75%         0.31%           0.00%         1.06%          N/A         1.06%
  Dynamics                                             0.75%         0.34%           0.00%         1.09%          N/A         1.09%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.29%           0.00%         1.16%         0.15%        1.01%
  Omega                                                0.52%         0.16%           0.00%         0.68%          N/A         0.68%
  Special Equity                                       0.92%         0.25%           0.00%         1.17%         0.13%        1.04%

ProFund VP:
  Europe 30                                            0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  UltraSmall-Cap                                       0.75%         1.34%           0.25%         2.34%         0.29%        2.05%
  UltraOTC                                             0.75%         0.75%           0.25%         1.75%          N/A         1.75%
  OTC (6)                                              0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bear (6)                                             0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bull Plus (6)                                        0.75%         0.95%           0.25%         1.95%          N/A         1.95%

The Prudential Series Fund, Inc.:
  SP Jennison International Growth (7)                0.85%          0.60%          0.25%         1.70%         0.06%        1.70%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

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THESE PORTFOLIOS ARE ONLY AVAILABLE TO AS TROPHY POLICIES ISSUED BEFORE THE APPLICABLE  CLOSURE DATE DESCRIBED IN THE SECTION ENTITLED
"VARIABLE INVESTMENT OPTIONS."
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                                                                                -------------- ------------- ------------ -------------
American Skandia Trust:
  AST Janus Overseas Growth                           1.00%          0.18%          0.01%         1.19%          N/A         1.19%

Rydex Variable Trust:
  Nova                                                0.75%          0.67%           0.00%        1.42%         N/A          1.42%
  Ursa                                                0.90%          0.69%           0.00%        1.59%         N/A          1.59%
  OTC                                                 0.75%          0.71%           0.00%        1.46%         N/A          1.46%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The Investment  Manager of American  Skandia Trust has agreed to reimburse  and/or waive fees for certain  Portfolios until at least April 30, 2002. The caption "Total Annual Fund Operating  Expenses"  reflects the Portfolios'  fees and expenses before such waivers and  reimbursements,  while the caption  "Net Annual Fund  Operating  Expenses"  reflects  the effect of such  waivers and reimbursements.
2        American  Skandia  Trust  (the  "Trust")  adopted a  Distribution  Plan (the  "Distribution  Plan")  under  Rule  12b-1 of the
     Investment  Company Act of 1940 to permit an affiliate  of the Trust's  Investment  Manager to receive  brokerage  commissions  in connection  with purchases and sales of securities  held by Portfolios of the Trust,  and to use these  commissions to promote the sale of shares of such  Portfolios.  While the  brokerage  commission  rates and amounts  paid by the various  Portfolios  are not expected to increase as a result of the Distribution Plan, the staff of the Securities and Exchange  Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution  expenses of the Portfolios.  The
     Distribution Fee estimates are derived and annualized from data regarding  commission  amounts directed to the affiliate under the
     Distribution  Plan for the  fiscal  year  ended  December  31,  2000.  Although  there are no maximum  amounts  allowable,  actual commission  amounts directed under the  Distribution  Plan will vary and the amounts directed during the first full fiscal year of the Plan's operations may differ substantially from the annualized amounts listed in the above chart.
3        These  Portfolios  commenced  operations on October 23, 2000.  "Other  Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
4        "Other Expenses" shown are based on current and anticipated amounts for the fiscal year ending December 31, 2001.
5        These  Portfolios  commenced  operations  on May 1, 2001.  "Other  Expenses"  and "12b-1  Fees"  shown are based on  estimated amounts for the fiscal year ending December 31, 2001.
6        These  Portfolios  commenced  operations on January 22, 2001.  "Other  Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2001.
7        This Portfolio  commenced  operations on April 15, 2001.  "Other Expenses" are based on estimated  amounts for the fiscal year ending December 31, 2001 and include a 0.15%  Administration  Fee. The 0.06% fee waiver and expense  reimbursement is currently in effect but may be eliminated.  Therefore,  the Expense Examples reflect the Total Annual Portfolio Operating Expenses, not the Net
     Annual Portfolio Operating Expenses.

                                                      DESCRIPTION OF THE OFFERING

This Policy is described  using a "question and answer" format that assumes you, the prospective  purchaser,  are asking the questions.
The paragraphs are numbered for your convenience.

                                                              PURCHASERS

[1]      Who should buy this  Policy?  Life  insurance  can be bought to meet a number of needs of  individuals  or  entities,  such as corporations  or trusts.  Different  types of life  insurance  are designed to address  certain  needs more than others.  This
         Policy may be  appropriate  for a number of persons or  entities,  but it may be  especially  useful for persons  addressing a range of estate planning needs.  Because of estate taxes,  purchasers may want to consider  placing this type of coverage in a trust or  transferring  ownership  of the Policy in an effort to remove the asset from their  estate.  This Policy may also be useful for persons seeking to make a sizable donation to a charity or eligible non-profit  organization,  where the charity is named both Owner and  Beneficiary of the Policy,  and the donor is named as the Insured.  You should  carefully  evaluate with your  financial  representative  whether this Policy is right for your  specific  needs in light of your entire  situation and your personal and financial  goals.  In particular,  you should  evaluate the advantages  and  disadvantages  of replacing any existing  life  insurance or annuity  coverage  with this Policy.  If you are seeking  specific tax  consequences,  you should consult with a competent tax advisor as to whether and how your goals may best be achieved.

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American  Skandia  offers  several  different  types of variable life  insurance  policies  which your  financial  professional  may be authorized to offer to you. Each of these  policies can be structured to address a particular  life  insurance  need that you may have.
The features,  benefits and charges may differ to some degree between each policy we offer.  Some of these  differences  can affect the amount of your death  benefit,  the degree to which you can access some of the policy's Cash Value through  loans and  withdrawals  and the  charges  that you will be  subject to if you choose to  surrender  the  policy.  The  compensation  that we pay for sales of these policies may also differ.
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                                                    BENEFITS AT THE INSURED'S DEATH

[2]      What benefits are due as a result of the Insured's  death?  The benefits due as a result of the Insured's  death are the Death
         Proceeds.  If there  are two  Insureds,  the  benefits  are due as a result of the death of the last  surviving  Insured.  The
         Death  Proceeds  are based on the Death  Benefit as of the date we receive all our  requirements  for paying a death claim and are  satisfied  that the death claim can be paid.  These  requirements  include,  but are not  limited to,  receipt of a valid death  certificate  and  information we need to make payments to all  Beneficiaries.  We determine the Death Proceeds by first subtracting any Debt from the Death Benefit.  We then add any interest amount required by law.

[3]      What is the Death  Benefit?  The Death Benefit is the higher of the Required  Death Benefit and the  Guaranteed  Minimum Death
         Benefit, each as of the date we receive due proof of death.

[4]      What is the Required  Death  Benefit?  The Required  Death Benefit is not less than the minimum amount that must be payable at the  Insured's  death,  before  reduction  for any Debt,  for the Policy to be treated as life  insurance  under the Code.  We determine the Required  Death Benefit by  multiplying  the Account Value by factors that are determined as of the Policy Date.
         These  factors  vary by the attained  Age,  gender  (where  permitted),  tobacco  usage and risk class of each Insured and the applicable  Policy Year.  The factors we use to determine the Required  Death  Benefit may be higher than  required  under the
         Code.  When there are two  Insureds,  the factors  used to  determine  the  Required  Death  Benefit are based on an actuarial derivation of the factor applicable for each Insured.

         The following are  representative  examples of the factors on the Policy Date for  different  Ages,  genders and tobacco usage classes,  as well as the amount of the Required  Death Benefit if the Account Value is $100,000.  These  examples  assume that the Insured is placed in the preferred  risk class (see "BUYING A POLICY - How do I buy a Policy?" for a  description  of risk classes.)

         Female, Age 55, not a tobacco user:
         The factor is 3.13.  $100,000 multiplied by 3.13 results in a Required Death Benefit of $313,000.

         Male, Age 60, a tobacco user:
         The factor is 1.80.  $100,000 multiplied by 1.80 results in a Required Death Benefit of $180,000.

         Female, Age 70, a tobacco user:
         The factor is 1.57169.  $100,000 multiplied by 1.57169 results in a Required Death Benefit of $157,169.

         Male, Age 75, not a tobacco user:
         The factor is 1.43.  $100,000 multiplied by 1.43 results in a Required Death Benefit of $143,000.

         As noted above, the factors depend on the gender (where  permitted),  tobacco usage class, risk class and attained Age of each
         Insured.  The gender and risk class of the  Insured  generally  does not change  after the Policy  Date.  Therefore,  the only element that changes the factor after the Policy Date is the aging of the  Insured(s),  unless the Insured(s)  applies for and we agree to a change in rating or tobacco usage class.

         See Appendix B for a description of how we determine the Required Death Benefit.

[5]      What is the  Guaranteed  Minimum Death Benefit?  We use the  Guaranteed  Minimum Death Benefit to determine the Death Proceeds if the Guaranteed  Minimum Death Benefit is higher than the Required Death  Benefit.  The Guaranteed  Minimum Death Benefit is
         the minimum amount payable at the Insured's death, before reduction for any Debt.

         The Guaranteed Minimum Death Benefit under the following circumstances are:

|X|      On the Policy Date: the Guaranteed Minimum Death Benefit equals the Premium.
         ------------------

|X|      After the Policy Date and until the first Policy  Anniversary:  the Guaranteed Minimum Death Benefit is the Premium less every
         -------------------------------------------------------------
              "reduction due to a withdrawal," which is defined below.

|X|      After the first Policy  Anniversary  but before the "target date":  the Guaranteed  Minimum Death Benefit is the higher of the
         -----------------------------------------------------------------
              Premium less every  "reduction  due to a withdrawal"  and the highest  "Anniversary  Value."  "Target date" is the Policy
              Anniversary  when the Insured is Age 75.  "Anniversary  Value" is the Account Value on any Policy  Anniversary less every reduction due to a withdrawal since that Policy Anniversary.

|X|      On or after the "target  date":  the Guaranteed  Minimum Death Benefit is the higher of the Premium less every  "reduction due
         ------------------------------
              to a  withdrawal"  and the highest  Anniversary  Value,  as defined  above in (c),  as of the  "target  date," less every
              "reduction due to a withdrawal" after the "target date."
|X|      Insured is Age 75 or older on the Policy Date: the Guaranteed  Minimum Death Benefit is the Premium less every  "reduction due
         ---------------------------------------------
              to a withdrawal."
|X|      Policy is issued for two (2) Insureds:  the Guaranteed  Minimum Death Benefit is based on the age of the younger  Insured,  or
         -------------------------------------
              what would have been the age of the younger Insured if the younger Insured predeceases the older Insured.

         A "reduction due to a withdrawal" is a  proportional  reduction.  It equals the ratio by which the Account Value is reduced by a partial  withdrawal or a payment under the Accelerated Death Benefit  provision,  described below in the section of the same name,  multiplied by the  Guaranteed  Minimum Death  Benefit as of the effective  date of such partial  withdrawal or payment.
         For example,  if the  Guaranteed  Minimum  Death  Benefit  before a partial  withdrawal  is $100,000 and the Account  Value is
         $120,000,  the  Guaranteed  Minimum Death Benefit after a $60,000  partial  withdrawal (a 50% reduction in the Account  Value)
         would be $50,000 (a 50% reduction in the Guaranteed Minimum Death Benefit).

[6]      What is the Face Amount?  The Face Amount is the Required Death Benefit on the Policy Date.

[7]

How are Death  Proceeds  paid and to whom are they paid?  We pay the Death  Proceeds as a lump sum or in  accordance  with the terms of whatever  settlement  options we then make available to Beneficiaries.  Generally,  Beneficiaries can choose a lump sum or one of the settlement  options we make  available.  However,  you may choose the method of payment for your  Beneficiaries  if you notify us In Writing before the Insured's death how you want the Death Proceeds to be paid.
                                                     ACCOUNT VALUE AND CASH VALUE

[8]      What is the Account  Value?  The Account  Value is the value of a Policy  before any  deduction  for any  contingent  deferred sales charge or Debt. It is the total of the Account Value  allocated to each  Sub-account  and any Fixed  Allocation plus any
         Account Value in the Loan Account.  You may allocate Account Value to the variable investment  options,  which are each of the
         Sub-accounts  of the Separate  Account,  or to Fixed  Allocations.  Any portion of the Account  Value  maintained  in the Loan
         Account serves as collateral for outstanding Policy loans.

[9]      How do we determine the Account Value?

         Variable  Investment  Options:  On each Valuation Date, the Account Value in any variable investment option you utilize equals
         -----------------------------
         the number of Units you then  maintain in that  investment  option  multiplied by that  investment  option's then current Unit
         Price.  When you allocate all or a portion of the Premium to an  investment  option or when you transfer  Account Value into a variable  investment  option,  Units are  purchased  using the then  current  Unit Price.  When you take all or a portion of a distribution or benefit from a variable  investment  option or you transfer Account Value from a variable  investment  option,
         Units are sold at the then current Unit Price in order to fund that distribution, benefit or transfer.

         Fixed  Allocations:  We credit a fixed rate of  interest to Fixed  Allocations.  From time to time we declare  interest  rates
         ------------------
         applicable  to new Fixed  Allocations.  Any change in  interest  rate does not affect  Fixed  Allocations  that were in effect before the date of the  change.  If you make a Fixed  Allocation,  we credit the rate then in effect to that Fixed  Allocation until the next Policy  Anniversary.  Once that Policy  Anniversary is reached,  we credit,  for the next Policy Year, the then current rate  applicable to new Fixed  Allocations.  This applies to all your Fixed  Allocations  then in effect.  During each subsequent Policy Year, the rate we credit for that Policy Year is the one then in effect for new Fixed Allocations.

---------------------------------------------------------------------------------------------------------------------------------------
The Policy offered pursuant to this Prospectus  includes Fixed  Allocations.  These Fixed  Allocations are not registered as a security with the Securities and Exchange  Commission  under either the Securities Act of 1933 or the Investment  Company Act of 1940. The Fixed
Allocations  are not subject to these Acts.  Information  about the Fixed  Allocations is included in this Prospectus to help with your understanding  of the features of the Policy.  The staff of the Securities and Exchange  Commission has not reviewed this  information.
However,  the information may be subject to certain generally  applicable  provisions of the Federal securities laws regarding accuracy and completeness. The assets supporting Fixed Allocations are held in American Skandia's general account.
---------------------------------------------------------------------------------------------------------------------------------------

[10]     How does  American  Skandia  determine  the interest  rate for Fixed  Allocations?  We determine  the interest rate applied to
         Fixed  Allocations  based on our assessment of the earnings we expect to achieve when investing to support these  obligations, our costs,  competition,  profit  targets and other  factors.  We have sole  discretion to determine the rates.  However,  the interest rate will never be less than 3.0% per year, compounded yearly.

[11]     How does American  Skandia  determine the Account Value in the Loan Account?  We credit  interest to Account Value in the Loan
         Account  at a rate  determined  by  whether  the  loan is a  "preferred"  loan or a  "standard"  loan.  As of the date of this
         Prospectus,  we  currently  credit  interest  to Account  Value in the Loan  Account at the rate of 6.0% per year,  compounded yearly on "preferred"  loans and 4.0% per year,  compounded  yearly on "standard"  loans. See the section entitled "Loans" for a description of standard and preferred loans.

[12]     What is the Cash Value?  The Cash Value is the total Account Value less any contingent deferred sales charge and Debt.

[13]     Do I have to maintain a minimum Cash Value?  The answer  depends on whether  there is any Debt.  You do not have to maintain a minimum  Cash  Value if there is no Debt,  except  if you take a  partial  withdrawal.  We will  inform  you if,  on a Monthly
         Processing  Date,  your Cash Value equals or is less than zero.  Such  Monthly  Processing  Date will be the  beginning of the grace period.  At that time we will also inform you of the amount you can pay if you wish to  reestablish  any Cash Value.  No payment is required.  The Policy remains in force with the Death Benefit equal to the  Guaranteed  Minimum Death Benefit as of the beginning of the grace period.

         If there is any Debt,  there must  always be enough Cash Value so that after we deduct any charges the Cash Value is more than zero.  If the Cash  Value  would be zero or less after we deduct  charges,  we send you a notice  giving  you a 61-day  "grace period" to send us a required  amount.  If this amount is not paid by the end of the grace  period,  the Policy  ends  without value.

                                                          CASH VALUE CREDITS

[14]     What are Cash  Value  Credits?  Cash  Value  Credits  are  amounts  we credit to your  Account  Value  based on growth in your
         Policy's  Cash Value.  We determine if your Policy is eligible  for a Cash Value  Credit on each Policy  Anniversary.  If your
         Policy  qualifies to receive Cash Value  Credits,  we will credit 0.25% of your  Policy's  Cash Value to your Account Value on the applicable Policy Anniversary.  Your Policy's eligibility for Cash Value Credit may change from year to year.

[15]     How does my Policy qualify for Cash Value Credits?  To qualify for Cash Value Credits as of any Policy  Anniversary,  the Cash
         Value of your  Policy  must equal or exceed  200% (2X) of the  Premiums  you have paid as of the Policy  Anniversary  date you qualify.  Whether  your Cash Value  meets or exceeds the  trigger  depends on the  investment  performance  of the  investment options,  partial  withdrawals,  Debt and whether you pay back any loans or loan interest.  Please note,  even if your Account
         Value is greater than the Cash Value trigger,  you may not have reached the trigger  amount,  since the Cash Value may be less than the Account Value due to the contingent deferred sales charge and any Debt.

[16]     Who pays for the Cash Value  Credits,  and how are they paid?  We pay for any Cash Value  Credits out of our general  account.
         Cash Value Credits  primarily  reflect our return of a portion of the fixed annual charges we deduct from the Separate Account on a daily basis for all Policy  Owners.  For Policies  that qualify to receive Cash Value  Credits,  the Credits are provided as an alternative to lowering the fixed annual charges.

         We allocate any Cash Value Credits due on the  applicable  Policy  Anniversary  to the variable  investment  options and Fixed
         Allocations  in which you then maintain  Account  Value.  We make the  allocations  pro-rata based on the Account Value in the variable  investment  options and any Fixed  Allocations on the applicable  Policy  Anniversary.  No allocation is made to the
         Loan Account.  Cash Value Credits cannot be used to repay Debt.

                                                                 COSTS

[17]     What kinds of charges are there for this Policy?  The Policy has four (4)  different  kinds of charges:  (1) charges we assess daily against assets  maintained in the Separate  Account,  which only apply to the Account Value you allocate to the variable investment  options;  (2) charges we deduct  monthly  from the Account  Value and which are due in all Policy  Years until Age
         100;  (3) charges that we deduct  monthly from the Account  Value only for the first ten Policy  Years;  and (4)  "contingent"
         charges,  which are those  charges  that you only pay in certain  specified  circumstances.  There are also fees and  expenses charged by the Portfolios.

[18]     What are the charges  assessed  against the Separate  Account and when are they paid?  We assess a mortality  and expense risk charge and an  administration  charge  against the assets in the Separate  Account.  The  mortality and expense risk charge is
         0.90% per year for Policy  Years 1 through 15 and 0.25% for Policy Years 16 and  thereafter.  The  mortality  and expense risk we assume is that  charges  and fees under the  Policy  will be  insufficient  to meet our  long-term  costs and  expenses  in issuing,  administering  and paying  claims  based on our  obligations  under the  Policy.  The charge for the  administrative expenses  connected with operating the Separate Account is 0.25% per year. The 0.25% charge for  administrative  expenses does not  decrease  after the 15th Policy Year.  We assess these  charges  each  Valuation  Period  against the daily value of each
         Sub-account.  We reserve the right to assess the Separate  Account for any taxes that may be attributed to it.  Currently,  no such charge for taxes is assessed.

[19]     What  monthly  charge  applies in all Policy  Years?  We deduct the cost of  insurance  charge.  We take this charge from your
         Account Value, in advance, each Monthly Processing Day.  The charge is a percentage of your then current Account Value.

[20]     How much is the cost of insurance  charge?  The cost of insurance  charge is not a constant dollar amount,  in part because it is a  percentage  of your  Account  Value.  The  percentage  of your Account  Value that we charge  differs  depending on four factors:  (1) whether we issue the Policy for only one Insured or for two; (2) the Age(s) of the  Insured(s)  as of the Policy
         Date; (3) the gender of the Insured(s),  where  permitted;  and (4) the tobacco usage class(es) of the Insured(s).  We reserve the right to also have the percentage  decrease  based on the size of the Premium.  We will no longer deduct a charge for cost of insurance on or after the Insured reaches Age 100.

         The actual  charge is a monthly  charge.  The  equivalent  yearly  cost of  insurance  charges as of the Policy Date are shown below for a Policy  issued for one  Insured.  The  charges  will be  different  if we are  required  by law to charge the same amount for males and females.  For purposes of this and the succeeding table, "Age" is as of the Policy Date.

                           ----------------------------- -----------------------------------------------------------
                                    Risk Class                             Cost of Insurance Rate
                                                                     (annual charge - deducted monthly)
                           ----------------------------- -----------------------------------------------------------
                           ----------------------------- ----------------------------- -----------------------------
                                                              Issue Ages 16 - 70             Issue Age 71 -90
                           ----------------------------- ----------------------------- -----------------------------
                           ----------------------------- ----------------------------- -----------------------------
                           Male No Tobacco                          0.65%                         1.10%
                           Male Tobacco                             1.10%                         2.50%
                           Female No Tobacco                         .50%                          .60%
                           Female Tobacco                            .80%                         1.15%
                           ----------------------------- ----------------------------- -----------------------------

         If the Policy is issued for two  Insureds,  the yearly  percentages  of the Account  Value we deduct for the cost of insurance will depend on the tobacco usage classes of the  Insureds.  The following are examples of applicable  charges as of the Policy
         Date.  The charges will be different if we are required by law to charge the same amount for males and females.

                           ------------------------------------------- ---------------------------------------------
                                           Risk Class                             Cost of Insurance Rate
                                                                            (annual charge - deducted monthly)
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male No Tobacco/Female No Tobacco                               .40%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male No Tobacco/Female Tobacco                                  .50%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male Tobacco/Female No Tobacco                                  .50%
                           ------------------------------------------- ---------------------------------------------
                           ------------------------------------------- ---------------------------------------------
                           Male Tobacco/Female Tobacco                                     .80%
                           ------------------------------------------- ---------------------------------------------

         We reserve the right, subject to any required regulatory  approvals,  to change the current cost of insurance charge,  subject to the  maximum  cost of  insurance  charge  described  below.  Any change in the cost of  insurance  charge  will be based on changes in our future expectations of mortality,  expenses,  persistency,  investment  earnings and any taxes.  Changes in the cost of insurance charge will not be made because of a deterioration in an Insured's  health,  nor will they be made to recoup any prior losses.  The changes will be determined  only  prospectively  and will comply with the  procedures  and standards on file with the insurance department for the jurisdiction where the Policy is delivered.

[21]     Is there a maximum cost of insurance  charge?  We monitor the cost of insurance  charge so that it never  exceeds a guaranteed maximum  charge.  We determine the guaranteed  maximum as if we were charging you an increasing  amount based on the Insured's attained  Age and were  assessing  that charge on the  difference  between the Death  Benefit  and the Account  Value.  If the percentages we otherwise would charge would exceed the guaranteed maximum, we only charge the guaranteed maximum.

         The guaranteed  maximum cost of insurance  charge depends on the tobacco usage class and risk class of the  Insured(s).  Also, if  required  by law,  unisex  charges  will  apply.  We  base  the  guaranteed  maximum  charges  on the  sex  distinct  1980
         Commissioners  Standard Ordinary  Ultimate  Mortality Table, age last birthday unless unisex rates apply. See Appendix C for a table of the maximum cost of insurance charges for different age, gender and tobacco usage classes.

[22]     What monthly  charges  apply only for a specified  number of Policy Years?  We deduct the sales charge for a specified  number of Policy Years.

[23]     How much is the sales  charge and when do I pay it? We deduct the sales  charge  during the first ten (10)  Policy  Years.  It is a  percentage  of your  Account  Value and is the  equivalent  of 0.25% per year.  We deduct this charge from your  Account
         Value each Monthly  Processing  Day. The charge is a percentage of your then current  Account  Value.  If you  surrender  your
         Policy or take a partial  withdrawal,  we may deduct a contingent deferred sales charge, as described below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

         There are certain  circumstances  which may result in  reduction or  elimination  of the sales  charge.  These are exactly the same  circumstances  that may result in reduction or elimination of the contingent  deferred sales charge,  as described below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

[24]     What are the contingent  charges?  The contingent  charges are: (1) the contingent  deferred sales charge; (2) the maintenance fee; and (3) the transfer fee.

[25]     How much is the  contingent  deferred  sales  charge  and when  must I pay it?  The  contingent  deferred  sales  charge  is a percentage  of the  Premium  that is charged if you  surrender  or withdraw  any amount:  (a) during the first nine (9) Policy
         Years;  and (b) that,  according to our rules, is a withdrawal of Premium,  not a withdrawal of Growth.  It may be assessed at the time of any  partial  withdrawal  or  surrender,  unless  the Policy  qualifies  for a  medically-related  waiver of these charges, as discussed in the section of this Prospectus entitled "Medically-Related Waiver."  The percentages are as follows:

              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Policy Year               1        2        3        4        5         6        7        8        9       10+
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Percentage (%)         10.0       9.5      9.0      8.0      7.0       6.0      5.0      4.0      3.0       0
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------

         From time to time,  and to the extent  permitted  by law,  we may reduce  the  amount of the sales  charge and the  contingent deferred  sales charge,  the period during which such charges apply,  or both,  when Policies are sold to persons or groups of persons in a manner that reduces  sales  expenses.  We would  consider  such  factors as: (a) the size and type of group;  (b)
         the amount of Premiums; and/or (c) other transactions where sales expenses are likely to be reduced.

         No sales charge or contingent  deferred  sales charge is imposed  when,  as of the Policy Date,  the Owner or the Insured of a
         Policy issued  pursuant to this  Prospectus  is: (a) any parent  company,  affiliate or  subsidiary  of ours;  (b) an officer, director,  employee, retiree, sales representative,  or in the case of an affiliated broker-dealer,  registered representative of such company;  (c) a director,  officer or trustee of any underlying  mutual fund;  (d) a director,  officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory, transfer agency, custodianship,  auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered representative of a broker-dealer  or insurance agency that has a then current selling  agreement with us and/or with American Skandia  Marketing,
         Incorporated;  (f) a director,  officer, employee or authorized representative of any firm providing us or our affiliates with regular legal,  actuarial,  auditing,  underwriting,  claims,  administrative,  computer support,  marketing,  office or other services;  (g) the then  current  spouse of any such person  noted in (b)  through  (f) above;  (h) the parents of such person noted in (b) through (g) above;  (i) the child(ren) or other legal  dependent  under the age of 21 of any such person noted in
         (b) through (h); and (j) the siblings of any such persons noted in (b) through (h) above.

[26]     How much is the  maintenance  fee and when must I pay it?  The  maintenance  fee is $2.50 per month.  We take the charge  from your Account  Value monthly in advance.  However,  we will waive the  maintenance  fee on any Monthly  Processing  Day if your
         Account Value is $75,000 or greater.

[27]     How much is the  transfer  fee and when must I pay it? We charge  $10.00  for  every  transfer  after the 20th in each  Policy
         Year. That includes  transfers into a Fixed  Allocation and any transfers from a Fixed  Allocation  unless the transfer occurs on a Policy  Anniversary.  It does not include  transfers  made as part of any dollar  cost  averaging  program we offer.  For this purpose,  all transfers  occurring during the same Valuation  Period are considered one transfer.  We assess the transfer fee at the time of any transfer which is subject to the fee.

[28]     How are charges  deducted from Account Value?  We deduct charges from your  investment  options  pro-rata based on the Account
         Value in each  investment  option.  If you maintain  Account  Value in more than one Fixed  Allocation  in a Policy Year,  any applicable  charges will be deducted on a "last-in,  first-out"  basis,  starting with the last Fixed Allocation that was made prior to the Monthly  Processing  Date the deduction is made.  Upon  surrender or withdrawal,  we assess  charges  against the investment options pro-rata in the same ratio as Account Value is being withdrawn from such investment options.

[29]     What charges do the Portfolios  make? We do not assess any charges directly  against the Portfolios.  However,  each Portfolio charges a total annual fee comprised of an investment  management fee,  operating  expenses and any  distribution  and service
         (12b-1)  fees that may apply.  More  detailed  information  about fees and  charges can be found in the  prospectuses  for the
         Portfolios.  Please also see "Service Fees Payable by Underlying Funds".

                                                            BUYING A POLICY

[30]     How do I buy a Policy?  We have  established  certain  underwriting  standards  to determine  insurability.  We require you to submit an  Application  to provide  information  that enables us to determine if our  standards  have been met. We may require additional  information,  including,  but not limited to, some of the proposed  Insured's medical records and may also require the proposed  Insured to take  certain  medical  tests.  We evaluate  this  information  to  determine  whether we can issue a
         Policy.  When we evaluate  whether to issue a Policy,  we will also determine  whether the proposed  Insured is in the tobacco usage class  and/or must be placed in a  substandard  risk class.  If the proposed  Insured  meets our  standards  and we have received a Premium,  we will issue a Policy.  When issued,  your Policy will  indicate if the Insured is in the tobacco  usage class and whether the Insured was placed in a  substandard  risk class in order to issue the Policy.  If our standards are not met and we received a Premium, we will return an amount equal to the Premium to you.  No interest will be paid.

         Age Restrictions: The Insured may not be less than Age 16 or older than Age 90 on the Policy Date.

         Tobacco  Usage Class:  The  Insured's  tobacco  usage class is a factor used to determine  the cost of insurance  charge.  The
         Insured's  tobacco usage class is also used to determine the Net Single  Premium  Factor used to calculate the Face Amount and the Required  Death  Benefit under the Policy.  If the Insured was included in the tobacco  usage class on the Policy's  Issue
         Date and subsequently ceases to be a tobacco user after the first Policy Year, the Insured may apply for a change in status.

         Substandard  Risk  Class:  If the  Insured is placed in a  substandard  risk  class,  the Net Single  Premium  Factor  used to determine  the Face  Amount and the  Required  Death  Benefit  under the Policy will be  different  than for an Insured in the preferred risk class.  For Insureds in a substandard  risk class,  the change in the Net Single Premium Factors will generally result in a lower Face Amount and Required  Death Benefit as compared to an Insured in the preferred risk class.  NOTE:  Where allowed by law,  Policies issued to Insured(s) in a substandard  risk class may not be eligible for certain benefits under the
         Policy.  Currently,  we do not offer the  medically-related  waiver  provision or  accelerated  death benefit to Insureds in a substandard risk class.

         To the extent  permitted by law, we reserve the right to apply differing  standards of insurability to persons who may be part of a group or who may qualify,  for some other reason,  as part of a different  class.  Such classes may include,  but are not limited to, persons seeking a Policy who are applying all or a portion of proceeds from an insurance or annuity  contract,  or proceeds of a redemption  from another  financial  product,  such as mutual funds.  One of the criteria we may apply in such a situation is that such differing  standards of insurability  apply only after maintaining funds in such policy,  contract,  or financial product for a specified period of time.

[31]     What is the  Premium,  and when do I pay it? The minimum  Premium we  generally  accept is  $10,000.  We may accept less under certain  circumstances.  The maximum we accept  without  prior  approval by our home office is $500,000.  If you are seeking a specific  Face Amount,  the Premium will depend on the  Insured's  age,  tobacco  usage  class,  risk class and gender,  where permitted.  We will  determine  the Face Amount using the Premium as the Net Single  Premium for the  Insured's  age,  tobacco usage class, risk class and gender, where permitted.

         You may submit  Premium  with the  Application  if: (a) the  Insured is not over age 80;  and (b) the  Insured  meets  certain medical  underwriting  criteria.  If any  portion  of the  Premium  is to be  received  as  part  of a  replacement  of a life insurance,  endowment or annuity policy then we must receive all our  requirements In Writing for all such  replacements as of the same date and any additional  Premium  amounts other than the proceeds of such  replacement  must be received by us at our
         Office at the same time as we receive such  requirements In Writing.  Replacements  include tax-free  exchanges subject to our acceptance.  We will  immediately  return any  Premium  that should not have been  submitted  based on these  criteria.  If we would not accept Premium with the  Application or you chose not to submit a Premium with the  Application,  we will notify you if and when we have accepted the  Application  and agreed,  subject to submission of the Premium,  to issue a Policy.  We will not issue a Policy  until we receive  Premium at our Office.  We will not accept  Premium of which we were not informed at the time you submit the Application to us.

         You may choose to use our funds transfer  authorization  procedures as part of buying a Policy.  If you elect this  procedure, you  authorize us to redeem funds from one or more  financial  institutions  with which you currently  maintain  funds and use those funds to pay Premium.  You must do so In Writing  using a form that  authorizes us to obtain such funds only if and when we have  determined  that the  Application  meets our  standards  for issuing a Policy.  If you use this  procedure,  you must provide us with all such  authorizations  simultaneously.  If you wish to also pay any  additional  amounts,  we must  receive such Premium amounts at the same time we receive such authorizations.

         The standards we apply in reviewing the  Application  may depend on factors such as the proposed  Insured's age and the amount of Premium to be applied to the Policy.  In certain cases,  we may apply  simplified  standards.  However,  the Premium amount you state in the  Application may be an estimate if you are planning:  (a) to replace a life  insurance,  endowment or annuity policy; (b) to exchange a life insurance or endowment policy; or (c) to use our funds transfer  authorization  procedures.  If we used  simplified  standards  based on a Premium  estimate but the actual amounts we receive to be applied as Premium exceed the limits for such  standards,  we reserve the right,  to the extent  permitted by law, to not issue a Policy and return such amounts  directly to you or, on your  behalf,  to the  financial  institution  from which the funds were  obtained.  We cannot guarantee such institution will accept the return of such amounts.

[32]     Do I have coverage  while my  Application  is being  reviewed?  We may issue you a temporary  insurance  agreement  during the
         "underwriting  period."  The  "underwriting  period" is the period  between the time you first apply for a Policy and the time we either issue the Policy or decide not to issue one.  A temporary insurance agreement may be issued if:

|X|      the Application is completed in full;
|X|      the Insured  answers "no" to certain  questions on the  Application  (these are  questions we use as  indicators of whether we will issue temporary insurance);
|X|      the Insured is age 80 or younger; and
|X|      a Premium is submitted with the Application.

         If we issue a  temporary  insurance  agreement  and the Insured  (both  Insureds  if there are two  Insureds)  dies during the underwriting  period,  the  temporary  insurance  benefit will be payable if all the  conditions  of the  temporary  insurance agreement are satisfied.  The  underwriting  period  generally  will not exceed 90 days. If the  Insured(s)  die(s) during the underwriting period and no temporary insurance agreement was in effect, no benefit is payable.

         We will return any Premium  submitted with the  Application if we cannot  complete  underwriting  within 90 days from the date the Application is signed.  If you notify us promptly,  we will continue the  underwriting  process and notify you if and when you meet our standards for issuing a Policy, at which time you may once again send us a Premium.

         Temporary  insurance  ends 90 days after the  Application  is signed,  even if the  underwriting  period  exceeds 90 days.  In certain jurisdictions, the underwriting period and the temporary insurance benefit is limited to 45 days.

[33]     What is the temporary  insurance benefit?  If the Insured dies while temporary  insurance is in effect, we pay the Beneficiary the lesser of the Face  Amount  that  would be in effect on the Policy  Date if a Policy  had been  issued or  $250,000.  This
         $250,000  maximum  applies to all temporary  insurance then in effect with us.  Premium  amounts in excess of this benefit are returned to you, without interest or earnings.

[34]     How and when is my Premium  invested?  We invest the Premium on the Issue Date.  You can request  that we allocate the Premium using one or more variable  investment  options and/or a Fixed  Allocation.  However,  we initially  invest the portion of the
         Premium that you indicate to us that you want  invested in variable  investment  options in the AST Money Market  Sub-account, unless  you  submit a "return  waiver"  In  Writing  before the Issue  Date,  where  permitted  by law. A return  waiver is an election by you to invest as soon as possible  in the  variable  investment  options of your  choice.  If you submit a "return waiver"  and then  decide  to return  your  Policy  during  the right to cancel  period,  you may  receive  back less than the
         Premium.  Generally,  we transfer the Account Value in the AST Money Market  Sub-account  to the variable  investment  options you  request  as of the  Valuation  Date  which is on or  immediately  after  the 15th day  after  the date we issue a Policy.
         However,  we will make the  transfer  as of a later date if your right to cancel  period is longer  than 10 days to meet state law requirements.

[35]     What happens if I change my mind about buying a Policy?  You have a "free-look"  or "right to cancel"  period during which you can change your mind about  buying a Policy.  The right to cancel  period is never less than 10 days from the date you receive your Policy.  It may be longer  depending on the applicable state law and the  circumstances  of your purchase.  If you return your Policy to us within the right to cancel  period,  we  generally  will return the greater the Premium paid or your Account
         Value plus any charges  deducted from your Account Value.  However,  if you have  submitted a "return  waiver," we will return only your Account Value plus any charges deducted from your Account Value.  This may be more or less than Premium paid.

                                                      VARIABLE INVESTMENT OPTIONS

[36]     What are the investment  objectives and policies of the variable  investment  options?  Each variable  investment  option is a
         Sub-account of American Skandia Life Assurance  Corporation  Variable Account F. Each Sub-account  invests  exclusively in one
         Portfolio.  You should  carefully  read the  prospectus  for any Portfolio in which you are  interested.  The following  chart classifies  each of the Portfolios  based on our  assessment of their  investment  style (as of the date of this  Prospectus).
         The chart also provides a short description of each Portfolio's  investment  objective (in italics) and a summary  description of their key policies to assist you in  determining  which  Portfolios  may be of interest to you.  There is no guarantee that any underlying mutual fund portfolio will meet its investment objective.

         The  name of the  advisor/sub-advisor  for each  Portfolio  appears  next to the  description.  Those  portfolios  whose  name includes the prefix "AST" are  portfolios  of American  Skandia  Trust.  The  investment  manager for AST is American  Skandia
         Investment  Services,  Incorporated  ("ASISI"),  an affiliated company of American Skandia.  However, a sub-advisor,  as noted
         below, is engaged to conduct day-to-day investment decisions.

         Some of the Portfolios  available as  Sub-accounts  under the Policy are managed by the same portfolio  advisor or sub-advisor as a retail mutual fund that the Portfolio may have been modeled after at the  Portfolio's  inception.  Certain  retail mutual funds  may also have  been  modeled  after a  Portfolio.  While the  investment  objective  and  policies  of the funds may be substantially  similar,  the  actual  investments  made by the  funds  will  differ to  varying  degrees.  Differences  in the performance of the funds can be expected,  and in some cases could be  substantial.  Details about the investment  objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds.

========================================================================================================================================
Effective  March 1, 2000, the AST Janus Overseas  Growth  portfolio is no longer offered as a Sub-account  under the Policy,  except as noted below.  Owners of Policies  issued on or before  February 29, 2000 with Account Value  allocated to the AST Janus Overseas Growth
Sub-account will be allowed to allocate Account Value,  make subsequent  premium payments or make transfers into the AST Janus Overseas
Growth  Sub-account.  Bank drafting,  dollar cost averaging,  asset  allocation and  rebalancing  programs will be allowed to continue.
However, no changes involving the AST Janus Overseas Growth Sub-account may be made to such programs.

The Portfolio may be offered as a Sub-account to Contract Owners at some future date;  however,  at the present time,  American Skandia has no intention to do so.
========================================================================================================================================

========================================================================================================================================
Effective  March 16, 2001, the Nova,  Ursa and OTC portfolios of Rydex Variable Trust will no longer be offered as  Sub-accounts  under the Policy.  Owners of Variable  Life policies  issued on or after March 16, 2001 will not be allowed to allocate  Account Value to the
Rydex Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Variable Life  policies  issued before March 16,
2001, and/or their authorized  financial  professionals,  will no longer be able to allocate additional Account Value or make transfers into the Rydex Nova, Rydex Ursa or Rydex OTC Sub-accounts.  Contract Owners and/or their authorized  financial  professionals who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer Account Value into the Rydex  Sub-accounts at a later date.  Bank drafting,  dollar cost averaging,  asset  allocation and rebalancing  programs that were effective  on or before  March 16, 2001 and included one or more of the Rydex  Sub-accounts  will be allowed to continue.  However,  no changes involving the Rydex Sub-accounts may be made to such programs.
========================================================================================================================================

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Money  Market:  seeks high current  income and to maintain  high levels of  liquidity.  The
   MONEY MARKET     Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average   Wells Fargo Capital
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective     Management, Inc.
                    maturities of not more than 397 days.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital appreciation  to produce a high total return.  The Portfolio  pursues its objective by normally investing in high yield and  investment  grade debt  securities,  securities  convertible  into common stock and preferred stocks. Under normal  circumstances,  the Portfolio invests at least
                    65% of its total assets in fixed income  securities  of various  types.  The Portfolio may find good value in high yield securities,  sometimes called "lower-rated bonds" or "junk bonds," and
                    frequently  may have more than half of its assets  invested in those  securities.  At least 20%    Lord, Abbett & Co.
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to
       BOND         maintain  a  weighted  average  maturity  in the  range of seven to nine  years,  there  are no restrictions on the overall Portfolio or on individual securities.

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation
                    of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified    Pacific Investment
                    portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of    Management Company
                    the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified portfolio of fixed income  securities.  The Portfolio will invest at least 65% of its assets in lower-rated  corporate fixed income  securities  ("junk bonds").  These fixed income securities
 HIGH YIELD BOND    may include preferred stocks,  convertible  securities,  bonds,  debentures,  notes,  equipment   Federated Investment
                    lease  certificates  and  equipment  trust  certificates.  A fund  that  invests  primarily  in        Counseling
                    lower-rated  fixed  income  securities  will  be  subject  to  greater  risk  and  share  price fluctuation  than a typical fixed income fund,  and may be subject to an amount of risk that is comparable to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Global Bond (f/k/a AST T. Rowe Price  International  Bond):  seeks to provide high  current  income  and  capital  growth  by  investing  in  high-quality  foreign  and U.S.
                    dollar-denominated  bonds.  The  Portfolio  will invest in all types of bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces  and  municipalities  as  well as  investment  grade  corporate  bonds, mortgage and  asset-backed  securities and high-yield  bonds of U.S. and foreign  issuers.  The
   GLOBAL BOND      Sub-advisor bases its investment decisions on fundamental market factors,  currency trends, and      T. Rowe Price
                    credit  quality.  The  Portfolio  generally  invests  in  countries  where the  combination  of   International, Inc.
                    fixed-income returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor believes that the currency risk can be minimized through hedging.  The  Portfolio  may also  invest up to 20% of its  assets in the  aggregate  in below investment-grade,  high-risk bonds ("junk bonds"). In addition,  the Portfolio may invest up to
                    30% of its assets in mortgage-backed  (including  derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally
ASSET ALLOCA-TION   invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income
                    securities.  The Sub-advisor  concentrates common stock investments in larger, more established      T. Rowe Price
                    companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth     Associates, Inc.
                    prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST AIM Balanced:  seeks to provide a well-diversified  portfolio of stocks and bonds that will produce both capital growth and current  income.  The Portfolio  attempts to meet its objective
                    by  investing,  normally,  a minimum of 30% and a maximum of 70% of its total  assets in equity      A I M Capital
                    securities  and a minimum  of 30% and a maximum of 70% of its total  assets in  non-convertible     Management, Inc.
                    debt  securities.  The  Sub-advisor  will primarily  purchase  equity  securities for growth of capital and debt securities for income purposes.
     BALANCED

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
                    equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST INVESCO  Equity  Income:  seeks capital  growth and current  income while  following  sound investment  practices.  The Portfolio seeks to achieve its objective by investing in securities
  EQUITY INCOME     that are expected to produce  relatively high levels of income and consistent,  stable returns.   INVESCO Funds Group,
                    The  Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and           Inc.
                    preferred  stocks of domestic and foreign issuers.  Up to 30% of the Portfolio's  assets may be invested in equity securities that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  Alliance  Growth and Income  (f/k/a AST Lord Abbett  Growth and Income):  seeks  long-term growth of capital and income while attempting to avoid excessive  fluctuations in market value.
                    The Portfolio  normally will invest in common stocks (and  securities  convertible  into common
                    stocks). The Sub-advisor will take a value-oriented  approach,  in that it will try to keep the     Alliance Capital
                    Portfolio's  assets  invested  in  securities  that are  selling at  reasonable  valuations  in     Management, L.P.
                    relation to their fundamental  business prospects.  The stocks that the Portfolio will normally
      GROWTH        invest in are those of seasoned  companies that are expected to show  above-average  growth and
        &           that the Sub-advisor believes are in sound financial condition.
      INCOME

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
                    growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
                    potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
                    with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at
      GROWTH        least 65% of its total  assets in common  stocks  and  related  securities,  such as  preferred      Massachusetts
        &           stocks,  convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio    Financial Services
      INCOME        invests  generally  will pay  dividends.  While the  Portfolio  may invest in  companies of any         Company
     (Cont.)        size, the Portfolio generally focuses on companies with larger market  capitalizations that the
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate securities.  The Portfolio  pursues its  investment  objective by seeking,  with  approximately
   REAL ESTATE      equal emphasis,  capital growth and current income. Under normal  circumstances,  the Portfolio
      (REIT)        will invest  substantially all of its assets in the equity securities of real estate companies,      Cohen & Steers
                    i.e., a company that derives at least 50% of its  revenues  from the  ownership,  construction,   Capital Management,
                    financing,  management  or sale of real  estate or that has at least 50% of its  assets in real           Inc.
                    estate. Real estate companies may include real estate investment trusts or REITs.
                    ------------------------------------------------------------------------------------------------ -----------------------
-------------------
                    AST  Sanford  Bernstein  Managed  Index  500:  seeks to  outperform  the  Standard & Poor's 500
                    Composite  Stock Price Index (the "S&P 500(R)")  through stock  selection  resulting in different weightings of common stocks relative to the index.  The Portfolio will invest  primarily in the common  stocks of companies  included in the S&P 500(R).  In seeking to  outperform  the S&P 500, the  Sub-advisor  starts  with a  portfolio  of stocks  representative  of the  holdings of the
  MANAGED INDEX     index.  It then uses a set of fundamental  quantitative  criteria that are designed to indicate   Sanford C. Bernstein
                    whether a particular  stock will  predictably  perform  better or worse than the S&P 500. Based        & Co., LLC
                    on these  criteria,  the  Sub-advisor  determines  whether the  Portfolio  should  over-weight, under-weight or hold a neutral  position in the stock relative to the proportion of the S&P 500 that the stock  represents.  In addition,  the Sub-advisor also may determine that based on the quantitative  criteria,  certain equity  securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the  Russell  1000 Index (the  "Russell  1000").  The Russell  1000 is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
    LARGE CAP       companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35     Alliance Capital
      EQUITY        companies  primarily from the Russell 1000 Growth Index  constituting  approximately 50% of the     Management, L.P.
                    Portfolio's  net  assets and 35-50  companies  primarily  from the  Russell  1000  Value  Index
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected,
                    high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.     Alliance Capital
                    Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Management, L.P.
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.

    LARGE CAP
      EQUITY
     (Cont.)
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST JanCap Growth:  seeks growth of capital in a manner  consistent  with the  preservation  of capital.  Realization of income is not a significant  investment  consideration  and any income realized on the  Portfolio's  investments,  therefore,  will be incidental  to the  Portfolio's
                    objective.  The Portfolio will pursue its objective by investing  primarily in common stocks of      Janus Capital
                    companies that the Sub-advisor  believes are  experiencing  favorable demand for their products       Corporation
                    and services,  and which operate in a favorable  competitive  and regulatory  environment.  The
                    Sub-advisor  generally takes a "bottom up" approach to choosing  investments for the Portfolio.
                    In other words,  the Sub-advisor  seeks to identify  individual  companies with earnings growth potential that may not be recognized by the market at large.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Strategic  Value:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective by investing  primarily in common stocks with the  potential for long-term  growth of capital using a "value" approach.  This value approach emphasizes  investments in companies the
                    Sub-advisor believes are undervalued  relative to their intrinsic worth.  Realization of income      Janus Capital
                    is not a significant  consideration when choosing investments for the Portfolio.  The Portfolio       Corporation
                    will  generally  focus on the  securities of larger  companies,  however,  it may invest in the securities of smaller  companies,  including  start-up  companies offering emerging products or services.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments
                    for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis     Marsico Capital
                    with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and     Management, LLC
                    companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large. This is called "bottom up" stock selection.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and
                    related securities,  such as preferred stocks,  convertible securities and depositary receipts,      Massachusetts
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term    Financial Services
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run         Company
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be invested in the common stocks of large  companies  that appear to be  undervalued.  Among other
                    things, the Portfolio seeks to identify compelling buying opportunities  created when companies   Sanford C. Bernstein
                    are undervalued on the basis of investor  reactions to near-term problems or circumstances even        & Co., LLC
                    though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in
                    the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies        Fred Alger
                    of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on     Management, Inc.
                    the Sub-advisor's assessment of particular companies and market conditions.

      ALL-CAP
      EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or  GAMCO Investors, Inc.
                    smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus Mid-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in common stocks,  selected for their growth  potential,  and normally invests at least 65% of its
                    equity  assets  in  medium-sized  companies.  For  purposes  of  the  Portfolio,   medium-sized
                    companies  are those whose market  capitalizations  (measured at the time of  investment)  fall      Janus Capital
                    within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor       Corporation
                    seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be recognized by the market at large.

  MID-CAP EQUITY
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Growth:  seeks capital growth. The Portfolio  primarily invests in
                    the common stocks of mid-cap  companies,  i.e.,  companies  with equity market  capitalizations     Neuberger Berman
                    from $300 million to $10 billion at the time of investment.  The Portfolio is normally  managed        Management
                    using a growth-oriented  investment approach.  The Sub-advisor looks for fast-growing companies       Incorporated
                    that are in new or rapidly evolving industries.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Neuberger Berman Mid-Cap Value:  seeks capital growth.  The Portfolio  primarily invests in the  common  stocks of  mid-cap  companies.  Under the  Portfolio's  value-oriented  investment
                    approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued     Neuberger Berman
                    and that may rise in price  before  other  investors  realize  their  worth.  Factors  that the        Management
                    Sub-advisor may use to identify these companies  include strong  fundamentals,  including a low       Incorporated
                    price-to-earnings  ratio,  consistent cash flow, and a sound track record through all phases of the market cycle.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Omega:  seeks maximum capital growth.  The Portfolio  invests  primarily in common
                    stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market   Evergreen Investment
                    capitalizations.  The  Portfolio  utilizes the  fully-managed  investment  concept  whereby the   Management Company,
                    Portfolio's  manager  will  continuously  review the  Portfolio's  holdings  in light of market           LLC
                    conditions,  business  developments  and  economic  trends.  During  this review  process,  the     (f/k/a Evergreen
                    Portfolio's  manager  seeks to identify and invest in industries  that are growing  faster than  Investment Management
                    the economy.  The Portfolio  invests in companies of all sizes. The continuous  review may lead         Company)
                    to high portfolio  turnover,  but that will not limit investment  decisions.  The Portfolio may also invest up to 25% of its assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Dynamics:  seeks  securities that will increase in value over the long term.  The  Portfolio  invests in a variety of  securities  which are believed to present  opportunities for capital growth - primarily common stocks of companies traded on U.S.
  MID-CAP EQUITY    securities exchanges,  as well as over-the-counter.  The Portfolio also may invest in preferred
      (Cont.)       stocks and debt instruments  that are convertible into common stocks,  as well as in securities   INVESCO Funds Group,
                    of foreign  companies.  In  general,  the  Portfolio  invests in  securities  of  companies  in           Inc.
                    industries  that are growing  globally  and usually  avoids  stocks of  companies  in cyclical, mature or slow-growing  industries or economic sectors. The Portfolio seeks to invest in stocks of leading  companies  in  attractive  markets or  industries,  or emerging  leaders  that have developed a new competitive advantage.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Although investments in securities of smaller companies are generally  considered to offer greater opportunity for appreciation,  they also involve  greater risk of  depreciation  than  securities of larger  companies.  Smaller  companies may lack depth of management,  financial resources,  or they may be  developing  or  marketing  products or services  for which there is not an  established  market.  Additionally, smaller  companies  normally have fewer shares  outstanding and trade less frequently than large  companies.  Therefore,  the securities of smaller companies may be subject to wider price fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment objective by investing  in equity  securities  of companies  offering  superior  prospects  for earnings  growth.  The Portfolio  focuses its  investments on the equity  securities of smaller
                    companies,  but it is not  subject to any  specific  market  capitalization  requirements.  The   Federated Investment
                    Portfolio may invest in foreign issuers through American Depositary  Receipts.  The Portfolio's        Counseling
                    strategies with respect to security analysis,  market  capitalization and sector allocation are designed to produce a portfolio of stocks whose long-term  growth  prospects are  significantly above those of the S&P 500 Index.

    SMALL CAP
      EQUITY

                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  Small-Cap  Value (f/k/a AST T. Rowe Price Small Company  Value):  seeks to provide long-term capital growth by investing primarily in  small-capitalization  stocks that appear to be  undervalued.  The Portfolio will normally invest at least 65% of its total assets in stocks
                    and   equity-related   securities   of  small   companies   ($1   billion  or  less  in  market          GAMCO
                    capitalization).  Reflecting a value approach to investing,  the Portfolio will seek the stocks     Investors, Inc.
                    of companies  whose current stock prices do not appear to adequately  reflect their  underlying value as measured by assets, earnings, cash flow or business franchises.
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman  Sachs  Small-Cap  Value (f/k/a AST Lord Abbett Small Cap Value):  seeks  long-term capital  appreciation.  The Portfolio will seek its objective through investments  primarily in equity  securities  that are  believed to be  undervalued  in the  marketplace.  The  Portfolio
                    primarily  seeks  companies  that  are  small-sized,  based on the  value of their  outstanding   Goldman Sachs Asset
                    stock. Specifically,  under normal circumstances,  at least 65% of the Portfolio's total assets        Management
                    will be invested in common stocks issued by smaller,  less  well-known  companies  (with market capitalizations of less than $4 billion at the time of investment).
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth  (f/k/a AST Janus  Small-Cap  Growth):  seeks capital  growth.  The
                    Portfolio  pursues its objective by normally  investing at least 80% of its total assets in the     Pilgrim Baxter &
                    common stocks of small-sized  companies,  i.e., whose market capitalizations or annual revenues     Associates, Ltd.
                    are less than $1 billion at the time of purchase.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Small-Cap  Growth (f/k/a AST Kemper  Small-Cap  Growth):  seeks maximum  growth of investors' capital from a portfolio  primarily of growth stocks of smaller companies.  At least
                    65% of the  Portfolio's  total assets  normally  will be invested in the equity  securities  of
                    smaller  companies,  i.e.,  those having a market  capitalization  of $2 billion or less at the      Zurich Scudder
                    time of  investment,  many of which  would be in the early  stages  of their  life  cycle.  The    Investments, Inc.
                    Portfolio seeks  attractive  areas for investment that arise from factors such as technological advances, new marketing methods, and changes in the economy and population.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Special Equity:  seeks capital growth.  The Portfolio  strives to provide a return   Evergreen Investment
                    greater  than  broad  stock  market  indices  such  as the  Russell  2000  Index  by  investing   Management Company,
    SMALL CAP       principally  in a diversified  portfolio of common stocks of U.S.  companies.  The  Portfolio's           LLC
      EQUITY        investment  adviser  principally  chooses  companies which it expects will experience growth in     (f/k/a Meridian
     (Cont.)        earnings  and price,  and which have small market  capitalizations  (up to $1.5  billion).  The   Investment Company)
                    Portfolio may purchase stocks in initial public offerings (IPOs).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital  growth.  Under normal market  conditions,  the Portfolio invests at least 65% of its total  assets in common  stocks  and  related  securities,  such as
                    preferred stock,  convertible  securities and depositary receipts,  of U.S. and foreign issuers      Massachusetts
                    (including  issuers  in  developing  countries).  The  Portfolio  generally  seeks to  purchase    Financial Services
                    securities of companies with relatively large market capitalizations  relative to the market in         Company
                    which they are traded.

  GLOBAL EQUITY
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and   Evergreen Investment
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized   Management Company,
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the           LLC
                    U.S.,  but may invest more than 25% of its total assets in one country.  The Portfolio  invests     (f/k/a Evergreen
                    only in the  best  100  companies,  which  are  selected  by the  investment  advisor  based on     Asset Management
                    qualitative  and  quantitative  criteria  such as high  return on equity,  consistent  earnings          Corp.)
                    growth and established market presence.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
Investments in securities of foreign issuers may involve risks that are not present with domestic  investments.  Some of these risks may be fluctuations in currency exchange rates, less liquid and more volatile  securities  markets,  unstable  political and economic  structures, reduced  availability of public information and lack of uniform financial  reporting and regulatory  practices compared to those that apply to U.S. issuers.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST AIM International  Equity:  seeks capital growth. The Portfolio seeks to meet its objective by investing,  normally,  at least 70% of its assets in marketable equity securities of foreign
                    companies that are listed on a recognized  foreign  securities  exchange or traded in a foreign      A I M Capital
                    over-the-counter  market.  The Portfolio will normally  invest in a diversified  portfolio that     Management, Inc.
                    includes  companies  from at least  four  countries  outside  the  United  States,  emphasizing countries of Western Europe and the Pacific Basin.

  INTER-NATIONAL
      EQUITY

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to achieve its  investment  objective  by  investing  primarily  in equity  securities  of foreign companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal
                    conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of     American Century
                    issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a        Investment
                    growth  investment  strategy it developed  that looks for  companies  with earnings and revenue     Management, Inc.
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment selections,  including the prospects for relative  economic  growth among countries or regions, economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations and tax considerations.
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Founders  Passport:  seeks capital  growth.  The Portfolio  normally  invests  primarily in equity  securities  issued by foreign  companies  that have  market  capitalizations  or annual
                    revenues  of  $1.5  billion  or  less.  These  securities  may  represent   companies  in  both
                    established  and  emerging  economies  throughout  the world.  At least 65% of the  Portfolio's      Founders Asset
                    total assets  normally will be invested in foreign  securities  representing a minimum of three      Management LLC
                    countries.  Foreign  securities  are  generally  considered  to involve more risk than those of
                    U.S.  companies,  and  securities of smaller  companies are generally  considered to be riskier than those of larger companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Janus  Overseas  Growth:  seeks  long-term  growth of capital.  The  Portfolio  pursues its objective  primarily  through  investments  in common  stocks  of  issuers  from at least  five
                    different  countries,  excluding the United States.  Securities are generally  selected without      Janus Capital
                    regard to any defined allocation among countries,  geographic  regions or industry sectors,  or       Corporation
                    other similar  selection  procedure.  This  Portfolio is only  available to AS Trophy  Policies issued before the applicable closure date described above.

  INTER-NATIONAL
      EQUITY
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    AST Scudder  Japan:  seeks  long-term  capital  growth.  The Portfolio  pursues its  investment objective  by  investing  at least 80% of net assets in Japanese  securities  (those  issued by
                    Japan-based  companies  or their  affiliates,  or by any company that derives more than half of
                    its revenues from Japan).  The Portfolio may invest in stocks of any size,  including up to 30%      Scudder Kemper
                    of its net  assets in  smaller  companies  that are traded  over-the-counter.  The  Portfolio's    Investments, Inc.
                    focus on a single  country could give rise to increased  risk, as the  Portfolio's  investments will not be diversified among countries having varying characteristics and market performance.
                    ------------------------------------------------------------------------------------------------ -----------------------

                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Europe 30: seeks daily investment  results that correspond to the performance of the
                    ProFunds  Europe 30 Index.  The  ProFunds  Europe 30 Index,  created  by ProFund  Advisors,  is
                    composed of 30 European  companies  whose  securities  are traded on U.S.  exchanges  or on the   ProFund Advisors LLC
                    NASDAQ as ADRs with the highest market capitalization, as determined annually.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in        Prudential
                    value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large     Investments Fund
                    and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at     Management, LLC/
                    least 65% of its total  assets in common  stock of foreign  companies  operating or based in at   Jennison Associates
                    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose           LLC
                    earnings are growing at a faster rate than other companies and that have  above-average  actual and  potential  earnings  growth  over  the long  term and  strong  financial  and  operational characteristics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under
                    normal  conditions  by investing at least 65% of its total assets in stocks of companies of any     Montgomery Asset
 EMERGING MARKETS   size based in the world's  developing  economies.  Under  normal  conditions,  investments  are     Management, LLC
                    maintained  in at least six  countries at all times and no more than 35% of total assets in any single one of them.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their  investments  across  particular  economic  sectors or a single  industry.  However,  because those investments  are limited to a  comparatively  narrow  segment of the economy,  the  Portfolios  are generally not as  diversified  as other
Portfolios.  Sector  funds tend to be more  volatile  than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause greater  fluctuations in the share price.  Please read the  prospectus for the  Portfolios  for further  details about the risks of the particular  sector of the economy.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.  Under normal  circumstances,  the
                    Portfolio  invests at least 65% of its total assets in common stocks,  convertible  securities, warrants and other equity  securities  having the  characteristics  of common  stocks,  such as
                    American Depositary  Receipts and International  Depositary  Receipts,  of domestic and foreign
                    companies  that are engaged in the  Internet and  Internet-related  activities.  The  Portfolio      Kinetics Asset
                    also may make  investments  directly in foreign  companies that are engaged in the Internet and     Management, Inc.
                    Internet-related  activities and whose equity  securities  trade outside of the U.S.  Portfolio securities  will be  selected  by the  Sub-advisor  from  companies  that  are  engaged  in the development of hardware, software and telecommunications  solutions that enable the transaction of business on the Internet by  individuals  and  companies,  as well as  companies  that offer products and services  primarily via the Internet.  The Portfolio seeks to invest in the equity securities  of  companies  whose  research and  development  efforts may result in higher stock values.

      SECTOR

------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals,  and forest  products) and other basic  commodities.  The Portfolio  normally
                    invests  primarily (at least 65% of its total assets) in the common stocks of natural  resource      T. Rowe Price
                    companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The     Associates, Inc.
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Financial  Services:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities of companies  involved in the financial services sector.  These companies include,  among others,  banks (regional and  money-centers),
                    insurance  companies  (life,  property  and  casualty,  and  multiline),   and  investment  and   INVESCO Funds Group,
                    miscellaneous   industries   (asset  managers,   brokerage   firms,  and   government-sponsored           Inc.
                    agencies).  The investment  advisor seeks  companies  which it believes can grow their revenues and  earnings  in a variety of  interest  rate  environments  - although  securities  prices of financial services companies generally are interest rate-sensitive.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds  -  Health  Sciences:  seeks  capital  appreciation.   The
                    Portfolio  invests  primarily in the equity  securities of companies  that develop,  produce or distribute  products or services related to health care. These companies  include,  but are not
                    limited to,  medical  equipment  or  supplies,  pharmaceuticals,  health care  facilities,  and   INVESCO Funds Group,
                    applied research and development of new products or services.  The investment  advisor attempts           Inc.
                    to blend  well-established  healthcare  firms with  faster-growing,  more  dynamic  health care companies, which have new products or are increasing their market share of existing products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds - Technology:  seeks capital  appreciation.  The Portfolio invests  primarily  in  the  equity  securities  of  companies  engaged  in  technology-related industries.  These include,  but are not limited to,  communications,  computers,  electronics,
                    Internet, IT services and consulting,  oceanography, office and factory automation, networking,
                    applied  technology,  biotechnology,  robotics  and video.  A core  portion of the  Portfolio's   INVESCO Funds Group,
                    holdings are invested in  market-leading  technology  companies  which the  investment  advisor           Inc.
                    believes  will  maintain  or  improve  their  market  share   regardless  of  overall  economic
                    conditions.  The  remainder  of  the  Portfolio's  holdings  consist  of  faster-growing,  more
      SECTOR        volatile  technology  companies which the investment advisor believes to be emerging leaders in
     (Cont.)        their fields.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  appreciation.  The
                    Portfolio  invests  primarily in the equity  securities  of  companies  that are engaged in the design,  development,  manufacture,  distribution,  or  sale  of  communications  services  and equipment,  and  companies  that are  involved  in  supplying  equipment  or  services  to such
                    companies.  The  telecommunications  sector includes  companies that offer telephone  services,   INVESCO Funds Group,
                    wireless   communications,   satellite   communications,   television  and  movie  programming,           Inc.
                    broadcasting  and Internet access.  Normally,  the Portfolio will invest primarily in companies located in at least three different  countries,  although U.S.  issuers will often dominate the holdings.
                                                                                                                     -----------------------
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The ProFund VP Bear, Bull Plus,  OTC,  UltraOTC and  UltraSmall-Cap  portfolios and the Nova, Ursa and OTC portfolios of the Rydex Variable
Trust are  available to all Owners.  It is  recommended  that only those Owners who engage a financial  advisor to allocate  their funds in strategic or tactical asset allocation  strategies  invest in these  portfolios.  There can be no assurance that any financial advisor will successfully predict market fluctuations.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear:  seeks daily investment  results that correspond to the inverse  (opposite) of the daily  performance  of the S&P 500(R)Index.  The S&P 500(R)Index is  comprised  of  diverse, widely traded,  large capitalization  companies.  If the Portfolio is successful in meeting its
                    objective,  it should  increase in value in direct  proportion  to any decrease in the level of   ProFund Advisors LLC
                    the S&P 500(R)Index.  Conversely,  its value will  decrease in direct  proportion  to any daily increase in the level of the S&P 500(R)Index.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull Plus:  seeks daily  investment  results that correspond to one and a half times
                    (150%)  the  daily  performance  of the S&P(R)500  Index.  The S&P 500(R)Index is  comprised  of diverse,  widely  traded,  large  capitalization  companies.  If the Portfolio is successful in
                    meeting its  objective,  it should gain  approximately  one and a half times as much as the S&P   ProFund Advisors LLC
                    500(R)Index  when the  prices of the  securities  in the S&P 500(R)Index rise on a given day and should lose approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP OTC: seeks daily investment  results that correspond to the daily performance of the
                    NASDAQ  100  Index(TM).  The  NASDAQ 100 Index(TM)is  comprised  primarily  of large  capitalization
                    companies,  most with a technology  or growth  orientation.  If the  Portfolio is successful in   ProFund Advisors LLC
                    meeting its  objective,  it should  increase or decrease in value in direct  proportion  to any increase or decrease in the daily value of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP UltraOTC:  seeks daily investment  results that correspond to twice (200%) the daily performance of the NASDAQ 100 Index(TM).  The Portfolio  principally  invests in futures contracts on stock  indexes and options on futures  contracts and  financial  instruments  such as equity
                    caps,  collars,  floors and options on  securities  and stock  indexes of large  capitalization   ProFund Advisors LLC
                    companies.   If  the  Portfolio  is  successful  in  meeting  its  objective,  it  should  gain approximately  twice as much as the growth  oriented  NASDAQ 100 Index(TM)when the prices of the securities in that index rise on a given day and should lose  approximately  twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraSmall-Cap  (f/k/a ProFund VP Small Cap): seeks daily  investment  results that correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  The Portfolio principally  invests in futures contracts on stock indexes and options on futures contracts and
                    financial instruments such as equity caps, collars,  floors and options on securities and stock   ProFund Advisors LLC
                    indexes of  diverse,  widely  traded,  small  capitalization  companies.  If the  Portfolio  is successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  Russell  2000(R)Index when the prices of the  securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION
     (Cont.)
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable  Trust - Nova:  seeks to provide  investment  returns that are 150% of the daily price movement of the S&P 500 Composite Stock Price Index by investing to a significant  extent in futures  contracts and options on securities,  futures  contracts and stock indexes.  If the  Rydex Global Advisers
                    Portfolio  meets its  objective  the value of its shares  will tend to  increase by 150% of the  (f/k/a PADCO Advisors
                    daily  value of any  increase  in the S&P 500  Index.  However,  when the  value of the S&P 500        II, Inc.)
                    Index declines,  the value of its shares should also decrease by 150% of the daily value of any decrease in the S&P 500 Index.  This Portfolio is only available to AS Trophy  Policies  issued before the applicable closure date described above.
                                                                                                                     -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for over-the-counter  securities,  currently the NASDAQ 100 Index(TM), by investing principally in the  securities  of companies  included in that Index.  The  Portfolio may also invest in other instruments  whose  performance is expected to correspond to that of the Index,  and may engage  Rydex Global Advisers in futures and options  transactions.  If the  Portfolio  meets its  objective the value of its  (f/k/a PADCO Advisors
                    shares will tend to increase by the amount of the  increase in the NASDAQ 100 Index(TM).  However,        II, Inc.)
                    when the value of the NASDAQ 100 Index(TM)declines,  the value of its shares should also decrease by the amount of the decrease in the value of the Index(TM).  This  Portfolio is only available to
                    AS Trophy Policies issued before the applicable closure date described above.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate
                    (e.g.  be the  opposite)  to the  performance  of the S&P 500  Composite  Stock  Price Index by
                    investing to a  significant  extent in futures  contracts  and options on  securities,  futures  Rydex Global Advisers contracts  and stock  indexes.  The  Portfolio  will  generally  not  invest in the  securities  (f/k/a PADCO Advisors
                    included in the S&P 500 Index.  If the  Portfolio  meets its  objective the value of its shares        II, Inc.)
                    will tend to  increase  when the value of the S&P 500 Index is  decreasing.  However,  when the value of the S&P 500  Index is  increasing,  the  value of its  shares  should  decrease  by an inversely  proportional  amount.  This Portfolio is only available to AS Trophy Policies issued before the applicable closure date described above.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R),"  "Standard & Poor's 500," and "500" are trademarks of the  McGraw-Hill  Companies,  Inc. and have been licensed for use by American Skandia Investment Services,  Incorporated.  The Portfolio is not sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

Dow Jones has no  relationship  to the ProFunds VP, other than the licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the  ProFunds  VP. The  ProFunds VP are not  sponsored,  endorsed,  sold,  or promoted by Standard & Poor's or
NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.

                                                   TRANSFERS AND ALLOCATION SERVICES

[37]     May I transfer Account Value between  investment  options?  You may transfer  Account Value between  investment  options,  but there are limits, as well as potential  charges,  which are discussed above in the question "How much is the transfer fee, and when must I pay it?"  We permit the agent of record to make transfers on your behalf unless you give us other instructions.

[38]     Are there any  limits on  transfers?  No  transfers  are  permitted  when the  Policy is in its  "grace  period."  In order to maintain  Account  Value in an investment  option after  transferring  a portion of your Account Value out of that  investment option,  we reserve the right to require that there be at least $500 in such  investment  option after the transfer.  If, as a result of the  transfer,  there  would be less  than $500 in an  investment  option,  we  reserve  the right to  transfer  the remaining  Account Value pro rata to the investment  option(s) that you were  transferring to. We retain the right to impose a limit of 20 free  transfers  per Policy Year,  including  transfers  involving  Fixed  Allocations.  Unless such a limit is in effect,  there is no limit on the  number of  transfers  that only  involve  variable  investment  options,  or the  number of transfers  from  variable  investment  options to make  Fixed  Allocations.  However,  we do limit  each  transfer  from Fixed
         Allocations  that are to be effective on any day other than a Policy  Anniversary  to the greater of 25% of the Account  Value in your Fixed  Allocations or $1,000.  If you make such a transfer from your Fixed  Allocations,  you cannot make another such transfer until either 90 days has passed or the next Policy  Anniversary  occurs.  We also retain the right to refuse or limit transfers, either for one Owner or a group of Owners, if we believe there may be adverse consequences for other Owners.

[39]     What are  `allocation  services'?  Allocation  services  are  programs  that  automatically  transfer  Account  Value  between investment  options.  We may waive or reduce the  minimum  amounts  required  for  transfers  noted  above when your Policy is participating in certain  allocation  programs,  including,  but not limited to, static  rebalancing  programs.  However,  any limitations on transfers from Fixed Allocations also apply if any allocation services are being utilized.

[40]     What  allocation  services does American  Skandia  provide?  We support dollar cost averaging and static  rebalancing.  Dollar cost averaging allows you to  systematically  transfer an amount  periodically from one investment option to one or more other investment options.  With static rebalancing,  you choose allocation  percentages for the Sub-accounts into which you allocate
         Account Value.  However,  over time the performance of the variable  investment  options will differ,  causing your percentage allocations to shift.  Periodically,  we will "rebalance"  your  allocations by transferring  the appropriate  amount from the
         "overweighted"  Sub-accounts to the  "underweighted"  Sub-accounts to return your  allocations to the percentages you request.
         We do not currently make a charge for supporting dollar cost averaging or static rebalancing.

                                                                 LOANS

[41]     When can I take a loan? We offer loans using  Account Value as  collateral.  We do not make loans  available  during the first
         Policy Year.  Starting  after the first Policy  Year,  we allow one loan each Policy Year.  The Insured must be alive when you take a loan (if there are two  Insureds,  at least one must be alive  when a loan is  taken).  Subject  to our  rules,  on the
         Issue Date, we will establish a loan equal to the outstanding indebtedness on previous life insurance exchanged for a Policy.

[42]     Is this type of loan tax-free?  We treat loans as a distribution,  similar to a partial  withdrawal,  in that: (a) amounts are deemed to come first from any gain in the Policy;  (b)  distributions  of gain are  subject to income tax as ordinary  income;
         and (c) if the distribution occurs before the taxpayer's age 59 1/2, there may be an additional 10% tax on any gain distributed.

[43]     How much is available  for a loan?  The maximum  amount  available  as a loan is equal to 90% of your current Cash Value.  The minimum amount you may borrow is the lesser of $1,000 or 75% of the Cash Value.

[44]     What happens to the Account  Value if I take a loan?  When you take a loan,  we transfer  Account Value equal to the amount of the loan into the Loan Account.  Account Value in the Loan Account is  maintained in our general  account.  Unless you give us different  instructions,  we move Account Value from the variable  investment  options and the Fixed  Allocations  in the same proportion as your Account Value in the investment options on the Valuation Date we move such Account Value.

         The impact of a loan on your  Account  Value may be positive  or  negative.  At the time a loan is taken,  there is no impact.
         However,  if the  interest  rate  credited to Account  Value in the Loan  Account is greater  than what would be earned in the investment  options,  the loan will have a positive  impact on your Account Value and on the Required  Death  Benefit.  If the
         interest rate credited to Account Value in the Loan Account is less than what would be earned in the investment  options,  the loan will have a negative impact on your Account Value and on the Required Death Benefit.

[45]     What are  "preferred"  loans and  "standard"  loans?  We  determine  what  portion  of a loan is a  "preferred"  loan and what portion  is a  "standard"  loan at the time you take the loan.  Whether a loan is  "preferred"  or  "standard"  depends on the source of the  collateral  to support the loan.  We consider  the Account  Value moved to the Loan  Account to come first from
         Growth.  The portion of any  outstanding  loans  supported by Account Value drawn from Growth is treated as a preferred  loan.
         The portion of any  outstanding  loans  supported by Account Value drawn from other than Growth is treated as a standard loan.
         A loan retains its character as "preferred" or "standard" until repaid.

[46]     What is the interest rate charged on loans?  We charge  interest on "preferred"  and "standard"  loans at the rate of 6.0% per year,  compounded  yearly,  in arrears.  Each Policy  Anniversary  that the loan is not repaid,  we add an amount equal to any unpaid interest to your Debt.

[47]     Does Account Value in the Loan Account earn  interest?  We currently  credit  interest to Account Value in the Loan Account on
         "preferred"  loans at the rate of 6.0% per year,  compounded  yearly.  However,  to the extent permitted by law, we retain the right to credit less, but never less than 4.0% per year,  compounded  yearly.  We currently  credit  interest to Account Value in the Loan Account on "standard" loans at the rate of 4.0% per year, compounded yearly.

[48]     Once a loan is taken,  does American  Skandia ever require more  `collateral' in the Loan Account?  Yes. The Loan Account acts as  collateral  for any loans from us. We monitor the Debt and the Account  Value in the Loan  Account to assure that they are equal to each other.  Therefore,  on each Policy  Anniversary  we equalize the Debt and the Account Value in the Loan Account.
         If the Debt is larger due to outstanding loan interest,  we transfer  Account Value equal to the difference  pro-rata from the investment options and add it to the Loan Account.

         We also match up the Debt and the Loan  Account  when you repay any  portion  of the Debt.  If the  Account  Value in the Loan
         Account then exceeds the Debt,  we transfer the excess  pro-rata to the  investment  options  which you are  utilizing at that time.  Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

[49]     When must I repay the loan?  What  happens  at the  Insured's  death if I have not repaid the loan?  You are not  required  to repay the loan while the  Insured is alive,  except  when an amount is due to keep the Policy in force or upon  reinstatement.
         If there is any  outstanding  Debt when Death  Proceeds  are due, we subtract  the Debt from the Death  Benefit as part of the calculation of the Death Proceeds.

[50]     What  happens if I repay any  portion of the loan?  The  amount of Debt is reduced by the amount of any loan  repayment.  Loan repayments are used to repay  "standard loans first and  "preferred"  loans only after all "standard"  loans have been repaid.
         Loan  repayments  reduce the amount of principal and loan interest  proportionately  based on the ratio between  principal and loan  interest as of the  Valuation  Date the loan  repayment  is applied.  We allocate  any loan  repayment  to the  variable investment  and fixed options  pro-rata  based on the Account Value in each  investment  option as of the Valuation  Period we receive your loan repayment.  Any amount then allocated to the fixed option will be treated as a separate Fixed Allocation.

                                                          PARTIAL WITHDRAWALS

[51]     When can I make a partial  withdrawal?  We allow partial  withdrawals while the Insured is alive up to a maximum of 90% of the
         Cash Value,  except that,  where permitted by law, you may not take a partial  withdrawal  until after the end of the right to cancel period.  You may not make a partial withdrawal of less than $1,000.

[52]     What  happens  to the  Account  Value if I take a partial  withdrawal?  When you take a  partial  withdrawal,  we reduce  your
         Account  Value by an amount  equal to the amount of the partial  withdrawal.  Unless you give us  different  instructions,  we take Account  Value from the variable  investment  options and the Fixed  Allocations  in the same  proportion as your Account
         Value in the  investment  options on the Valuation Date we take such Account  Value.  If you have multiple Fixed  Allocations, amounts  are taken on a "last in,  first out" basis.  Any Account  Value in the Loan  Account is not  available  for a partial withdrawal.

[53]     Is there a charge for a partial  withdrawal?  We charge any applicable  contingent deferred sales charge on the portion of any partial  withdrawal that is not treated as a "free withdrawal" or for which we waive such charges under the  medically-related waiver  provision.  We take these  charges  pro-rata  from the  investment  options from which we take the Account  Value as a result of the partial withdrawal.

[54]     What amount can I take as a free  withdrawal?  In any Policy Year the maximum amount you can take as a free  withdrawal is the greater of Growth or 10% of the Premium.

         The following examples may help show what this means.  For each example, assume that the Premium was $50,000.

|X|      Assume the Account  Value as of the  Valuation  Day we process  your  partial  withdrawal  is  $60,000.  You request a partial withdrawal of $25,000.  Assume also that you have not requested  any other partial  withdrawals  during this Policy Year.
              The free  withdrawal  amount is the greater of Growth,  which is the current  Account  Value  ($60,000)  less the Premium
              ($50,000),  or $10,000,  and 10% of the Premium,  which is $5,000.  Therefore,  we treat  $10,000 as the free  withdrawal portion of this partial  withdrawal.  Assuming that this partial  withdrawal  request occurs during the "surrender charge period," and there is no subsequent Growth in that Policy Year, we would assess the then applicable  contingent  deferred sales charge on $15,000,  which is the portion of the partial  withdrawal  that exceeds the free withdrawal  amount.  The contingent  deferred sales charge would apply to the full amount of any subsequent  partial withdrawal you request during the same Policy Year that was not eligible for a medically-related waiver.

|X|      Assume the Account Value as of the Valuation Day we process your partial  withdrawal  request for the "maximum free withdrawal amount" is $47,000.  Assume also that you have not  requested  any other  partial  withdrawals  during this Policy  Year.
              Since the Account Value is less than the Premium,  Growth is zero.  Therefore,  the maximum free withdrawal amount equals
              10% of the Premium,  or $5,000.  Assuming  that this partial  withdrawal  request  occurs  during the  "surrender  charge period," and there is no subsequent  Growth in that Policy Year, the contingent  deferred sales charge would apply to any subsequent surrender or partial withdrawal that Policy Year that was not eligible for a medically-related waiver.

[55]     Does a partial  withdrawal affect the Death Benefit?  A partial  withdrawal  reduces the Required Death Benefit.  The Required
         Death  Benefit is reduced  because the Account  Value,  which is used in  calculating  the Required  Death  Benefit,  has been reduced.  It also reduces the Guaranteed  Minimum Death Benefit in the same  proportion as the Account Value is reduced by the partial withdrawal.

[56]     Can I put back funds taken as a partial withdrawal?  No.

                                                              SURRENDERS

[57]     When can I surrender  my Policy?  You can  surrender  your Policy  after the end of the right to cancel  period as long as the
         Insured is alive.

[58]     What is paid out when a Policy is surrendered?  If you surrender the Policy, we will pay you the Cash Value.

                                                       ACCELERATED DEATH BENEFIT

[59]     What is an  accelerated  death  benefit?  An  accelerated  death benefit is pre-payment to the Owner of a portion of the Death
         Proceeds.  The maximum we will pay,  before any  reductions,  is the lesser of 50% of the Required  Death Benefit or $250,000.
         The actual  amount is reduced by a 12-month  interest rate discount  (currently  6.0%) and a pro-rata  portion of any Debt. We reserve the right to change the interest rate discount percentage.

[60]     When will  American  Skandia make such a payment?  We will make such a payment one time,  where  allowed by law,  based on the
         Owner's  request.  The Insured may not request such a payment  unless the Insured is also the Owner.  We only make the payment
         -------
         if we receive all our  requirements.  Our requirements  include,  but are not limited to, proof  satisfactory to us In Writing that the Insured (the last  surviving  Insured if there are two Insureds)  became  terminally  ill, as defined in your Policy:
         (a) at least 30 days after the Issue  Date;  or (b) as a result of an accident  that  occurred  after the Issue  Date.  To the extent  permitted by law, we will change our  procedures in relation to this benefit or the  definition  of terminally  ill or any other  applicable term in order to maintain the tax-free status of any amounts paid out under this provision.  NOTE: Where allowed by law,  Policies  issued to an Insured(s) in a substandard  risk class may not be eligible for an  accelerated  death benefit.

[61]

What happens to the  remaining  benefits if American  Skandia makes such a payment?  Any such payment  reduces the Account  Value,  the
         Premium,  the  Guaranteed  Minimum Death Benefit and any Debt in the same ratio as the Required Death Benefit is reduced as of the  Valuation  Period such a payment is made.  You should  consult a tax advisor on the tax  consequences  of such a payment.
         Please refer to Appendix A for a hypothetical illustration of the accelerated death benefit provision.

                                                       MEDICALLY-RELATED WAIVER

[62]     What is a  medically-related  waiver?  A  medically-related  waiver is a waiver of the  contingent  deferred sales charge that would otherwise apply to a partial  withdrawal or surrender.  A  medically-related  waiver is available by rider to the Policy and is currently at no charge to you.

[63]     When would American  Skandia waive these charges?  We will waive the contingent  deferred sales charge,  where allowed by law, if you provide us with all of our  requirements.  Our requirements  include,  but are not limited to proof  satisfactory to us
         In Writing that the Insured (the last surviving  Insured if there is more than one Insured) has continuously  been confined to
                             -------
         a long term care facility,  such as a nursing home or a hospital,  as defined in the rider, and that such confinement  started after the Issue Date.

[64]     Are there any  restrictions  on  medically-related  waivers?  We will only  consider  providing  this benefit on amounts up to
         $500,000.  The $500,000  maximum will apply  regardless of when taken, on any life insurance policy or annuity contract issued by American  Skandia  where the Insured under this Policy is named as the Insured,  Owner or Annuitant  under the other policy or contract.  NOTE:  Where allowed by law,  Policies  issued to an Insured(s) in a substandard  risk class may not be eligible for a medically-related waiver.

[65]     What happens to the remaining  benefits if American  Skandia makes such a payment in connection with a partial  withdrawal?  A partial  withdrawal for which we grant a  medically-related  waiver has the same impact on the remaining benefits that results from any other partial withdrawal.  We simply do not deduct the contingent deferred sales charge that otherwise would apply.

                                                                 RISKS

[66]     What are the  risks,  and who  takes the  risks?  We bear the risk  that,  for all the  Policies  we  issue,  when  considered
                                                           --
         together,  our expenses  exceed our charges,  including the expense of providing  the  difference at death between the Account
         Value and the Death Benefit.  We also bear the investment and reinvestment  risk in providing  interest  crediting  guarantees
                                       --
         to Fixed  Allocations and to the Loan Account,  as well as for any settlement  options that assume a fixed rate of return.  We
                                                                                                                                     --
         also bear the risk in  guaranteeing  the Guaranteed  Minimum Death Benefit if your Policy lapses and you do not have any Debt.
         You bear the investment  risk when  allocating  Account Value to any variable  investment  option,  since that will affect the
         ---
         amount  available for any loans,  partial  withdrawals  or surrender.  Any  irrevocable  beneficiary  bears the risk as to the
                                                                                -----------------------------
         Death Proceeds,  which are affected by investment  performance of the investment  options,  the age at which the Insured dies, any loan or withdrawal activity by the Owner prior to the Insured's death or payment of an accelerated death benefit.

                                                             OTHER RIGHTS

[67]     Do I have any other rights if I buy a Policy?  There are certain other ownership  rights you may exercise under a Policy.  You may name one or more  Beneficiaries.  You may make that designation  "irrevocable,"  which means it cannot be changed.  If you do not designate the  Beneficiary  as  irrevocable,  you retain the right to change the  Beneficiary  before the Insured dies.
         However,  all Beneficiary  designations are subject to our acceptance,  to the extent permitted by law. You also may transfer, pledge or assign your Policy,  which may trigger a currently  taxable event.  You should only transfer,  pledge or assign your
         Policy  after  consulting  with a competent  tax  advisor.  You may  exercise  voting  rights in  relation  to the  applicable
         Portfolios.  Some of these  rights may be limited  depending  on the usage of your  Policy,  especially  if we permit it to be held in connection with certain retirement plans designed to be "qualified" plans under the Code.

                                                         THE INSURANCE COMPANY

[68]     Who is American  Skandia?  American Skandia Life Assurance  Corporation is organized as a stock insurance company domiciled in
         Connecticut.  The predecessor  company of American  Skandia was originally  incorporated on May 21, 1969. We are licensed as a life  insurer in all 50 states and the  District of  Columbia.  We are a wholly owned  subsidiary  of American  Skandia,  Inc.
         whose  indirect  parent is Skandia  Insurance  Company  Ltd.  Skandia  Insurance  Company Ltd. is part of a group of companies whose  predecessor began operations in 1855. Two of our affiliates,  American Skandia  Marketing,  Incorporated,  and American
         Skandia Information  Services and Technology  Corporation,  may provide certain  administrative  functions for us. We may also engage various  independent  firms to provide various  administrative  functions for us. Another  affiliate,  American Skandia
         Investment Services,  Incorporated,  currently acts as the investment manager to American Skandia Trust, one of the underlying mutual  funds whose  Portfolios  are  available  as variable  investment  options.  We  currently  engage  Skandia  Investment
         Management,  Inc., an affiliate  whose  indirect  parent is Skandia  Insurance  Company  Ltd.,  as investment  manager for our general account.  We are under no obligation to engage or continue to engage any investment manager.

                                                         THE SEPARATE ACCOUNT

[69]     What  supports  American  Skandia's  obligation  to me if I buy a  Policy?  The  benefits  provided  by  the  Policy  are  our obligations.  The assets supporting our obligations  equaling the Account Value allocated to the variable  investment  options are held in our Separate  Account F. We maintain  assets in our general account to support our  obligations:  (1) equal to the
         Account Value  allocated to the fixed  option;  (2) equal to the Account  Value in the Loan  Account;  (3) for any  settlement option; and (4) for any other obligation we may have in relation to a Policy.

         The Separate Account was established  under the laws of Connecticut.  Assets in the Separate  Account may support  obligations created in relation to the Policies  described in this  Prospectus or other  policies we offer.  We are the legal owner of the assets in the Separate Account.  Income,  gains and losses,  whether or not realized,  are credited or charged to the Separate
         Account  according  to the terms of the  Policies  and any other  policies  supported  by the assets in the  Separate  Account without  regard  to our  other  income,  gains or losses  or to the  income,  gains or  losses  in any  other of our  separate accounts.  We will  maintain  assets in the  Separate  Account  with a total  market  value at least equal to the reserves and other  liabilities  we must maintain in relation to the life  insurance  policies  supported by such assets.  These assets may only be charged with liabilities that arise from such life insurance policies.

         Separate  Account F is registered with the U.S.  Securities and Exchange  Commission (the "SEC") under the Investment  Company
         Act of 1940 as a unit investment trust,  which is a type of investment  company.  This does not involve any supervision by the
         SEC of the  investment  policies,  management  or practices of the Separate  Account or of us. The Separate  Account meets the definition of "separate account" under the federal securities law.

         The only Sub-accounts  available to you are those offered in this Prospectus.  These  Sub-accounts are available as investment options  for other  policies  we  offer.  Sub-accounts  are  permitted  to invest in  Portfolios  we  consider  suitable.  The
         Portfolios in which the  Sub-accounts  invest are available to Sub-accounts  of other separate  accounts,  including  separate accounts we use in relation to a number of variable  annuities.  Separate  accounts of other insurers and of various qualified retirement plans may also invest in the Portfolios.

                                                                 TAXES

[70]     What are the taxes  associated  with the Policy?  The  following  are some brief  summary  answers to questions  about Federal income  taxes.  Federal and state tax laws,  as well as the  interpretations  of those laws,  change.  In addition,  we do not know your  particular  circumstances,  which is one of a number of  reasons  why we cannot  give you tax  advice.  You  should consult a  professional  tax  advisor  for tax  advice for your  particular  situation.  You  should  also be sure to read the
         "Additional  Tax  Considerations"  section  appearing  later  in this  Prospectus,  which  includes,  but is not  limited  to, information regarding estate and gift taxes.

[71]     Is gain in the Policy taxed every year?  Under most  circumstances,  any gain in the Policy is not taxed  currently.  However, if you  assign or pledge  the  Policy,  we expect to report  any gain in the  Policy as then  currently  taxable  as  ordinary income.  In  addition,  except in the case of a partial  assignment  as of the Policy  Date,  we expect to report  gain in the
         Policy as currently taxable in each tax year the assignment remains in effect.

[72]     How are amounts that I receive before the Insured's  death taxed?  Amounts you receive as a partial  withdrawal,  a loan or if you  surrender  the Policy are deemed for income tax purposes to come first from any gain in the Policy.  Any gain is taxed as ordinary  income.  Any portion of these  types of  distributions  representing  gain in the Policy may be subject to a 10% tax penalty if taken before your age 59 1/2.

[73]     Will my Beneficiary pay taxes on the Death Proceeds?  Under most  circumstances,  the Beneficiary  does not pay any income tax on the Death Proceeds.

                                                         AVAILABLE INFORMATION

[74]     How can I find out more about this offer?  You first should review the rest of this  Prospectus  for  additional  information.
         This  Prospectus is part of the  registration  statement we filed with the Securities and Exchange  Commission  regarding this offering.  Additional  information  on American  Skandia and this  offering is available in that  registration  statement  and accompanying  exhibits.  You may obtain  copies of these  materials at the  prescribed  rates from the SEC's Public  Reference
         Section,  450 Fifth  Street  N.W.,  Washington,  D.C.,  20549.  You may inspect and copy the  registration  statement  and the accompanying  exhibits at the SEC's public  reference  facilities at the above  address,  Room 1024, and at the SEC's Regional
         Offices,  7 World Trade Center, New York, NY, and the Everett McKinley Dirksen Building,  219 South Dearborn Street,  Chicago,
         IL.  These  documents,  as well as  documents  incorporated  by  reference,  may also be obtained  through the SEC's  Internet
         Website  (http://www.sec.gov)  for this registration  statement as well as for other registrants that file electronically with the SEC.

                                            MISCELLANEOUS PROVISIONS AND ADDITIONAL DETAILS

The following sections provide additional information you should consider before purchasing a Policy.

                                                       PROVIDING SERVICES TO YOU

You can reach us by  telephone at  1-888-554-3348  or through our Internet  Website at  http://www.americanskandia.com.  We may require that you provide us with proper  identification  before we release information about your Policy or accept  instructions  received over the  phone,  the  Internet  or via  any  other  electronic  means.  We may  require  that  you  provide  your  Social  Security  or tax identification  number. We also may require you to present the personal  identification  number ("PIN") we provide you after we issue a
Policy.  To the extent  permitted by law or regulation,  neither we nor any person  authorized by us will be responsible for any claim, loss, liability or expense in connection with a transaction,  including but not limited to a transfer between investment options,  over the phone,  the  Internet  or via any other  electronic  means.  However,  this will only be the case if we or such  authorized  person acted:  (a) in good faith  reliance that you  authorized  the  transaction;  and (b) on  reasonable  procedures to identify you or your designee  though a number of  verification  methods.  These  methods may  include  recording  phone  conversations,  requesting  Social
Security or tax  identification  numbers,  PINs,  confirming  electronic mail addresses,  or similar means. We may be liable for losses due to unauthorized or fraudulent instructions should we not follow such reasonable procedures.

We may  require  that you submit  forms In Writing  for certain  transactions.  We require  the  written  consent of all Owners for any transaction for which we require the Owner's written consent.

                                                             DESIGNATIONS

Certain  designations  apply to a Policy - the Owner,  the Insured and the  Beneficiary.  All designations are subject to our rules and our acceptance.  We assume all  designations,  other than the Insured,  are revocable unless you tell us otherwise.  You should consult with a competent tax advisor on the income tax,  estate and  inheritance  tax  implications  of various  designations.  You should also consult  with a competent  legal  advisor as to the  implications  of certain  designations  in relation to an estate,  bankruptcy  and community property, where applicable, as well as other matters.

We assume the Insured(s)  is/are the Owner(s)  unless you tell us otherwise.  If you name more than one Owner,  all rights  reserved to
Owners are then held as joint tenants with rights of survivorship  unless you provide  alternative  instructions.  Naming someone to be the Owner other than the payor of the Premium may have gift, estate or other tax implications.

We assume the  Beneficiary  is you or your estate  unless you tell us  otherwise.  You may name more than one primary and more than one contingent Beneficiary.

                                                         NET INVESTMENT FACTOR

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each  subsequent  Valuation  Period is the net investment factor for that Valuation  Period,  multiplied by the Unit Price for the immediately  preceding  Valuation  Period.  The net investment factor is (1) divided by (2), less (3), where:

(1)      is the net result of:

(a)      the net asset  value per share of the  underlying  Portfolio  at the end of the  current  Valuation  Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio;  plus or minus

(b)      any per share  charge or credit  during the  Valuation  Period as a  provision  for taxes  attributable  to the  operation  or maintenance of that Sub-account.

(2)      is the net result of:

(a)      the net asset value per share of the  underlying  Portfolio at the end of the  preceding  Valuation  Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio;  plus or minus

(b)      any per share charge or credit during the preceding  Valuation  Period as a provision for taxes  attributable to the operation or maintenance of the Sub-account.

(3)      is the mortality and expense risk charges and the administration charge.

                                                          ALLOCATION PROGRAMS

We may provide  administrative  support for various  programs that  automatically  transfer  Account Value between  certain  investment options at scheduled  times.  These include  dollar cost  averaging and static  rebalancing  (periodic  rebalancing  of Account  Values between  investment options to conform to preset  percentages).  However,  we only offer to support such allocation  programs according to our rules.  While we are  offering to support  these  programs as of the date of this  Prospectus,  we do not  guarantee  to support these programs at all times.

We may  also  provide  administrative  support  for  various  allocation  programs  that  may  be  made  available  by  your  financial professional.  These may include  various  asset  allocation  and market timing  programs.  In connection  with such  programs,  we may support periodic  withdrawals  from your Policy to pay your financial  professional.  We only offer to support such programs  according to our rules.  These rules may  include,  but are not limited  to,  receipt of your  authorization  In Writing  permitting  a financial professional to make transfers between  investment  options on your behalf, or to enroll your Policy in one of the allocation  programs for which we provide  administrative  support.  We permit the agent of record to make transfers on your behalf unless you give us other instructions.

Any financial  professional you authorize may or may not be appointed by us as our agent for the sale of Policies.  However,  we do not engage  any agent of record or any third  parties  to offer  investment  allocation  services  of any type,  so that  persons  or firms offering such services do so  independent  from any agency  relationship  they may have with us for the sale of Policies.  We therefore take no  responsibility  for the investment  allocations and transfers  transacted on your behalf by such third parties,  in accordance with any allocation programs employed by such third parties or any investment  allocation  recommendations  made by such third parties.
While we offer  support for a number of these  programs as of the date of this  Prospectus,  we do not support all such programs and do not guarantee to always  continue  support for those programs we currently  support or may support in the future.  We do not charge you for the administrative support we provide to these third parties.

                                                       LIMITATIONS ON TRANSFERS

We retain the right to refuse  transfers,  either for one Owner or a group of Owners,  if we believe that:  (a) excessive  trading or a specific  transfer  request or group of transfer  requests  may have a  detrimental  effect on Unit  Prices or the share  prices of the
Portfolios;  or (b) we are informed by one or more of the  Portfolios  that the purchase or  redemption  of shares is to be  restricted because of excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above,  the most likely  scenario where either of the above could occur would be if the aggregate amount of a trade or trades  represented a relatively large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers  according to our rules then in effect and provide notice if your transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

                                                     DEATH DURING THE GRACE PERIOD

We deduct the unpaid charges from the Death Benefit when  calculating  the Death  Proceeds,  if the Insured dies during a grace period.
For more information on the grace period, please refer to the response to the question "Do I have to maintain a minimum Cash Value?"

                                                             REINSTATEMENT

You may apply for  reinstatement  of the Policy if it lapses.  We must receive this  application  In Writing at our Office  within five years of the date the  lapse  occurred  as  measured  from  the end of the  grace  period.  We may  require  evidence  of  insurability satisfactory to us.  In order to reinstate your Policy, you also must pay us a reinstatement amount, including any applicable charges.

                                                         PRICING TRANSACTIONS

We "price" charges,  transfers,  distributions  and payments on the date indicated  below. If such  transactions are scheduled to occur on other than a Valuation Day, we price such transactions as of the following Valuation Period:

|X|      "Scheduled"  transactions such as monthly  deductions,  transfers and  distributions are "priced"  according to the Unit Price next computed  after the date such  transactions  are scheduled to occur.  However,  if a transaction is "scheduled" to occur on a day other than a Valuation  Day, such  transaction  will be processed and priced on the next Valuation Day following the scheduled transaction.  "Scheduled"  transactions  include,  but are not  limited to, all charges  deducted  on a Monthly  Processing  Date, equalization  of Debt and the Account Value in the Loan Account on a Policy  Anniversary,  transfers under a dollar cost averaging program or transfers previously  scheduled with us at our Office as part of any rebalancing,  asset allocation or similar program, or any program of scheduled distributions.

|X|       "Unscheduled"  transactions  such as transfers,  loans or partial  withdrawals that are not subject to any medical waiver are
     "priced"  according  to the  Unit  Price  next  computed  after we  receive  the  request  for such  transactions  at our  Office.
     "Unscheduled"  transfers  include any  transfers  processed in  conjunction  with any market  timing  program,  or  transfers  not previously  scheduled with us at our Office pursuant to any  rebalancing,  asset allocation or similar program which you employ or you authorize to be employed on your behalf.  "Unscheduled"  transfers  received  pursuant to an  authorization to accept transfer instructions  using voice or data  transmission over the phone are priced as of the Valuation Period we receive the request at our
     Office for such  transactions.  We price  unscheduled  payments  sent to us as of the date we receive  such amounts at our Office.
     These include loan repayments, payments to keep a Policy in effect during a grace period or a reinstatement payment.

|X|      We price  surrenders,  withdrawals  subject to a medical  waiver,  accelerated  death  benefit  payments  and payment of Death
     Proceeds  as of the date we  receive  at our  Office  all  materials  we require  for such  transactions  and such  materials  are satisfactory to us.

                                                         DELAYING TRANSACTIONS

We may defer any distribution or transfer from a Fixed  Allocation or any payment under a fixed  settlement  option for a period not to exceed the lesser of six (6) months or the period  permitted by law. If we defer a distribution  or transfer from any Fixed  Allocation or any payment  under a  settlement  option for more than thirty  days,  or less where  required by law, we pay interest at the minimum rate required by law but not less than 3% per year on the amount deferred.  We may defer payment of proceeds of any  distribution  from any  Sub-account  or any transfer from a Sub-account  for a period not to exceed seven (7) calendar days from the date the  transaction is effected.  This is a delay in payment only,  and is not a delay in the pricing of any such  distribution  or transfer.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

All procedures,  including  distributions,  based on the valuation of the Sub-accounts may be postponed during the period:  (1) the New
York Stock  Exchange is closed (other than  customary  holidays or weekends) or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) the SEC permits  postponement  and such orders;  or (3) the SEC determines  that an emergency  exists making valuation or disposal of securities not reasonably practical.
                                                                VOTING

You have voting  rights in relation to Account  Value  maintained  in the  Sub-accounts.  You do not have voting  rights in relation to
Account Value maintained in any Fixed Allocations, in the Loan Account or in relation to fixed payments under a settlement option.

We will vote  shares of the  Portfolios  in which the  Sub-accounts  invest in the manner  directed  by Owners,  unless we, in our sole discretion,  determine  that we are required by law or regulation to vote  otherwise.  Owners have voting rights equal to the number of shares represented by the Sub-account Units attributable to their Policy.

We will vote the shares  attributable to assets held in the  Sub-accounts  solely for us rather than on behalf of Owners,  or any share as to  which  we have  not  received  instructions,  in the same  manner  and  proportion  as the  shares  for  which we have  received instructions.  We will do so separately for each  Sub-account  from various classes that may invest in the same underlying  mutual fund portfolio.

The number of votes for a Portfolio  will be determined as of the record date for such  Portfolio as chosen by its board of trustees or board of directors, as applicable.  We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following  matters:  (a) changes to the board of trustees or board of directors,  as applicable;
(b) changing the independent  accountant;  (c) approval of changes to the investment advisory agreement or adoption of a new investment advisory  agreement;  (d) any  change  in the  fundamental  investment  policy;  and  (e)  any  other  matter  requiring  a vote of the shareholders.

With respect to approval of changes to the  investment  advisory  agreement,  approval of a new  investment  advisory  agreement or any change in fundamental  investment  policy,  only Owners maintaining  Account Value as of the record date in a Sub-account  investing in the applicable  Portfolio will instruct us how to vote on the matter,  pursuant to the  requirements of Rule 18f-2 under the Investment
Company Act of 1940.

American  Skandia  Trust (the  "Trust")  has  obtained an  exemption  from the  Securities  and  Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of Trustees of the
Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory  agreements,  without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions  granted to other investment  companies that are organized in a similar manner as the Trust) is  intended  to  facilitate  the  efficient  supervision  and  management  of the  sub-advisors  by ASISI and the
Trustees.  The Trust is required,  under the terms of the exemption,  to provide certain  information to  shareholders  following these types of changes.

                                                    TRANSFERS, ASSIGNMENTS, PLEDGES

Generally,  your rights in a Policy may be transferred,  assigned or pledged at any time.  These  transactions may be subject to income taxes and certain  penalty  taxes.  You may transfer,  assign or pledge your rights to another  person at any time,  prior to the death upon which the Death  Benefit is payable.  You must request a transfer or provide us a copy of the  assignment  In Writing.  A transfer or  assignment  is  subject to our  acceptance.  We will not be deemed to know of or be  obligated  under any  assignment  prior to our receipt and acceptance thereof.  We assume no responsibility for the validity or sufficiency of any assignment.

                                                                REPORTS

We send any  statements and reports  required by applicable  law or regulation to you at your last known address of record.  You should therefore  give us prompt  notice of any address  change.  We reserve  the right,  to the extent  permitted  by law and subject to your consent,  to provide any  prospectus,  prospectus  supplements,  confirmations,  statements  and reports  required by applicable law or regulation  to you  through  our  Internet  Website  at  http://www.americanskandia.com  or  any  other  electronic  means.  We  send a confirmation  statement to you each time an unscheduled  transaction is made affecting  Account Value. Such transactions will generally include changes in investment  allocation or transfers among  investment  options,  loans and loan  repayments,  partial  surrenders or withdrawals,  and any charges associated with such unscheduled  transactions.  We also send quarterly statements detailing the activity affecting  your Policy during the prior  quarter,  including all scheduled and  unscheduled  transactions.  To the extent  permitted by law, some types of scheduled  transactions  will only be confirmed on a quarterly  basis.  Such  transactions  will  generally  include those  pre-authorized  charges deducted on the Monthly  Processing Date. You may request  additional  reports.  We reserve the right to charge up to $50 for each such additional  report.  You should review the information in these  statements  carefully.  You must report all errors or  corrections  to us at our Office  immediately  to assure  proper  crediting to your Policy.  For  transactions  that are confirmed  immediately,  we assume all  transactions  are accurate unless you notify us otherwise  within 10 days after the date of the transaction.  For transactions that are only confirmed on the quarterly  statement,  we assume all transactions are accurate unless you notify  us  within 10 days of the end of the  calendar  quarter.  We may also send you or make  available  electronically  through  our
Internet Website an annual report and a semi-annual  report  containing  financial  statements for the applicable  Sub-accounts,  as of
December 31 and June 30, respectively.

                                                           INCONTESTABILITY

We may not contest the  validity of a Policy  after it has been in effect  during the  Insured's  lifetime for two years from the Issue
Date.  If there are two  Insureds,  this  applies  to the  lifetime  of either  Insured.  If the  Policy is  reinstated,  to the extent permitted  by law,  we may not  contest  the  validity  of a Policy  after it has been in  effect  for two  years  from the date of the reinstatement.

                                                                SUICIDE

If an Insured commits  suicide within two years of the Issue Date (or whatever  maximum period is permitted under law) or the date of a reinstatement  if allowed by law, the Death Benefit will be the greater of: (a) Premium paid less any outstanding  Debt and any partial withdrawals; or (b) the Cash Value.  All other requirements as to calculation and payment of Death Proceeds will apply.

                                                             MISSTATEMENT

If there has been a  misstatement  of age or gender of an  Insured,  all values  under the  Policy,  including  the amount of the Death
Proceeds,  will be  recalculated  from the Issue Date of the Policy based on the correct age and gender.  We will do so as specified in the Policy and as permitted by law.

                                                              BACKDATING

Depending  on your Age at the time you apply for a Policy,  it may be  advantageous  to have the Policy Date be earlier  than the Issue
Date.  This is known as  "backdating."  Doing so may  enable  you to  qualify  for lower  cost of  insurance  charges.  We only  permit backdating  if: (a) doing so will  qualify you for a lower cost of  insurance  charge;  and (b) the Policy Date is no earlier  than the date the  Application is signed and in no case more than 90 days before the Issue Date. If you elect  backdating,  on the Issue Date we will deduct  charges that would have been deducted as of the Policy Date and any Monthly  Processing  Dates between the Policy Date and the Issue Date.  To the extent  permitted  by law, we do not  guarantee  any increase in the Account  Value for the period  between the
Policy Date and the Issue Date.  However,  we also  reserve the right,  to the extent  permitted  by law, to credit you a fixed rate of interest for such period.

                                                       POLICY LOANS ON EXCHANGES

Subject to our rules,  we will  establish  a loan on a Policy that you  purchase as part of an exchange  that is not subject to current taxation in  accordance  with Section 1035 of the Code.  The amount of the loan will be equal to the loan that was in effect before you surrendered  your prior policy.  Under our rules we will,  among other things,  increase the Account Value as of the Policy Date by the amount of the loan and  allocate  that  portion of the  increased  Account  Value to the Loan Account as  collateral  for the loan.  By increasing the Account Value,  there will be a corresponding  increase in the Face Amount and the Required Death Benefit.  In addition, for purposes of  determining  the  Guaranteed  Minimum Death  Benefit,  we will deem the "Premium" to be the amounts paid plus the loan amount as of the Policy Date. Any  contingent  deferred  sales charge will be based on the actual  amounts  received,  not such amounts plus the amount of the loan.  All charges that are  calculated as a percentage of your Account Value will increase  because the Account
Value  will be  increased  by the  amount  of the  loan.  Currently,  loans  established  as part of a 1035  exchange  are  treated  as
"preferred"  loans  pursuant to our current  guidelines.  We reserve the right to limit the amount of a  transferred  loan that we will consider "preferred".  (See "Loans" for a complete description).

                                                     RESOLVING MATERIAL CONFLICTS

The  Portfolios  may be available to  registered  separate  accounts  offering  either or both life and annuity  contracts of insurance companies not affiliated  with us. We also may offer life insurance  policies and/or annuity  contracts that offer  different  variable investment  options from those  offered under this Policy,  but which invest in the same  Portfolios.  It is possible that  differences might  arise  between our  Separate  Account F and one or more  accounts  of other  insurance  companies  which offer a Portfolio  as a
Sub-account.  It is also  possible  that  differences  might  arise  between a  Sub-account  offered  under this  Policy  and  variable investment  options  offered  under  different  life  insurance  policies or annuities we offer,  even though such  different  variable investment  options invest in the same  Portfolio.  In some cases, it is possible that the  differences  could be considered  "material conflicts."  Such a "material  conflict"  could also arise due to changes in the law (such as state  insurance  law or Federal tax law)
which affect either these different life and annuity  separate  accounts or differing life insurance  policies and annuities.  It could also arise by reason of  differences  in voting  instructions  of persons with voting  rights under our policies  and/or  annuities and those of other  companies,  persons with voting  rights under  annuities  and those with rights  under life  policies,  or persons with voting  rights under one of our life policies or annuities  with those under other life  policies or annuities we offer.  It could also arise for other reasons.  We will monitor events so we can identify how to respond to such  conflicts.  If such a conflict  occurs,  we will take the necessary  action to protect persons with voting rights under our life policies or annuities  vis-a-vis those with rights under life  policies or annuities  offered by other  insurance  companies.  We will also take the necessary  action to treat  equitably persons with voting rights under this Policy and any persons with voting rights under any other life policy or annuity we offer.

                                               SERVICE FEES PAYABLE BY UNDERLYING FUNDS

American  Skandia or our affiliates have entered into  agreements with the investment  adviser or distributor of many of the underlying
Portfolios.  Under the terms of these agreements,  American Skandia provides  administrative and support services to the Portfolios for which a fee is paid that is generally based on a percentage of the average assets  allocated to the Portfolios  under the Annuity.  Any fees payable will be  consistent  with the  services  rendered or the expected  cost  savings  resulting  from the  arrangement.  These agreements may be different for each underlying mutual fund whose portfolios are offered as Sub-accounts.

                                                 MODIFICATION OF THE SEPARATE ACCOUNT

We reserve the right to do any or all of the  following:  (a) combine any  Sub-account(s)  with any other  Sub-account(s);  (b) combine
Separate Account F or a portion thereof with other separate  accounts;  (c) deregister  Separate Account F under the Investment Company
Act of 1940; (d) operate  Separate  Account F as a management  investment  company under the  Investment  Company Act of 1940 or in any other form permitted by law; (e) make changes  required by any change in the  Securities  Act of 1933,  the Securities  Exchange Act of
1934 or the  Investment  Company Act of 1940;  (f) make changes that are  necessary to maintain the tax status of your Policy under the
Code;  and (g) make changes  required by any change in other  Federal or state laws relating to life  insurance  policies in general or variable life insurance policies in particular.

We also may make additional  Sub-accounts  available to you from time to time. These  Sub-accounts will invest in Portfolios we believe to be  suitable  for the  Policy.  We may or may not make a new  Sub-account  available  to invest in any new  portfolio  of one of the current underlying mutual funds should such a portfolio be made available to Separate Account F.

We may eliminate  Sub-accounts,  combine two or more  Sub-accounts or substitute one or more new underlying  mutual funds or portfolios for the one in which a Sub-account  is invested.  Substitutions  may be necessary if we believe a Portfolio no longer suits the purpose of the Policy.  This may happen due to a change in laws or regulations,  or a change in the investment  objectives or restrictions of a
Portfolio,  or because the Portfolio is no longer  available for investment,  or for some other reason.  We would obtain prior approval from the  insurance  department  of our state of  domicile,  if so required by law,  before  making such a  substitution,  combination, deletion or addition.  We also would obtain prior  approval from the SEC so long as required by law, and any other  required  approvals before making such a substitution, combination, deletion or addition.

                                                            ENTIRE CONTRACT

For any Policy issued,  the entire contract  between you and us includes the Policy form and any of the following which may be attached to the Policy:  riders or  endorsements,  the copy of any  Application  and  endorsements.  All statements  made in any Application are deemed to be  representations  and not  warranties.  No  statement is used to void a Policy or defend a claim unless it is contained in any Application attached to the Policy.

Only our President,  one of our Vice  Presidents or our Secretary may change or waive any provisions of a Policy.  Any change or waiver must be In Writing.  To the extent  permitted  by law,  we are not bound by any  promises  or  representations  made by or to any other person.

                                                     ADDITIONAL TAX CONSIDERATIONS

The following is a brief summary of certain  Federal tax laws as they are  currently  interpreted.  No one can be certain that the laws or  interpretations  will remain  unchanged or that agencies or courts will always agree as to how the tax law or regulations are to be interpreted.  This  discussion is not intended as tax advice.  You may wish to consult a professional  tax advisor for tax advice as to your particular situation.

Our taxation: We are taxed as a life insurance company under Part I, subchapter L, of the Code.

Treatment  as "life  insurance":  The  Policy  was  designed  to qualify as a life  insurance  contract  under the Code.  All terms and provisions  of the  Policy  shall be  construed  in a manner  which is  consistent  with that  design.  In order to  qualify  as a life insurance  contract for federal income tax purposes and to receive the tax treatment  normally  accorded life  insurance  under federal tax law, a policy  must  satisfy  certain  requirements  established  by the Code.  We  believe  the Policy  satisfies  the  applicable requirements.  If we determine that a Policy does not satisfy the applicable  requirements,  we may take appropriate  action to conform the Policy to the  applicable  requirements.  This action may require  making  certain  changes to your Policy which could  include the return of a portion of your  premium and the earnings  thereon and the  imposition  of higher cost of insurance  charges in the future.
We will notify you before making any such changes.

Treatment as a "modified endowment  contract":  Under most circumstances,  taxes on any gain in the Policy are `deferred' and not taxed every year.  Unless your Policy is  established  as part of an eligible  exchange of a life  insurance  policy entered into before June
21, 1988,  amounts you receive as a partial  withdrawal,  a loan or as a surrender are taxed in the same manner as distributions from a deferred  annuity before annuity payments begin.  This means that these types of  distributions  are deemed to come first from any gain in the policy and that any gain is treated as ordinary  income.  It also means that  distributions  of gain may be subject to a 10% tax penalty if taken before age 59 1/2.  Under most circumstances, the Beneficiary will not pay any income tax on the Death Proceeds.

Assignment:  If you assign or pledge any portion of the Policy,  the  transaction is treated as a  distribution  subject to taxation as ordinary  income.  The tax penalty  noted above may apply.  In addition,  except in the case of a partial  assignment  as of the Policy
Date, we expect to report gain in the Policy as currently taxable in each tax year the assignment remains in effect.

Gifts:  If you give your  Policy as a gift to an entity for which you are not the  taxpayer  or to anyone  other  than your  spouse (or former spouse incident to a divorce), the gift is treated for tax purposes as a distribution.

Aggregation  rules:  You may purchase more than one life  insurance  policy from us in the same calendar year that is treated under the
Code as a "modified endowment  contract,"  including the Policy described in this Prospectus.  If you do, all such policies are subject to "aggregation  rules." Under these rules, all of these policies must be treated as one modified  endowment  contract when determining the portion of any distribution or deemed  distribution  which is currently  taxable.  It is also possible that these aggregation rules may apply to any annuity contracts you purchase from us in the same calendar year as you purchase a Policy.

Exchanges:  Section  1035 of the Code permits  certain  income  tax-free  exchanges of life  insurance  policies.  You must comply with various  requirements  for such  exchanges  to be treated as  tax-free,  which  include,  but are not  limited to: (a) the need for the insured to be the same  individual or  individuals  before and after the exchange;  (b) the need for the owner(s) to be the same before and after the exchange;  and (c) the need to have the Debt on a Policy as of the date all premium is received equal to any  outstanding indebtedness on the life insurance  exchanged for the Policy.  If you exchange a life insurance policy  considered  entered into before
June 21, 1988 and which is not a modified  endowment  contract,  we believe the new policy  generally will not be treated as a modified endowment contract if no additional premium is paid. For those Policies not treated as modified  endowment  contracts,  we believe that loans are not treated as  distributions  and withdrawals are deemed to come first from your investment in the policy.  In addition,  we believe that the  aggregation  rules as well as the tax  treatment of  assignments,  pledges and gifts,  noted above,  would not apply.
However,  we cannot  guarantee  this tax  treatment  and advise you to consult your tax advisor  before  exchanging  any existing  life insurance policy.

There is no guidance from the Internal  Revenue  Service as to whether a partial  exchange from a life  insurance  contract is eligible for  non-recognition  treatment  under  Section  1035 of the Code for such  transactions.  In  addition,  please be  cautioned  that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance  policy,  particulary as to the subsequent  methods to be used to test for  compliance  under the Code for both the definition of life insurance and the definition of a modified endowment contract.

As of the date of this Prospectus,  we continue to report partial  surrenders of life insurance policies as subject to current taxation to the extent of any gain.  However,  we may change our reporting  procedures to treat  certain of these  transactions  as partial 1035 exchanges.  Should we do so, we reserve the right to report  transactions  that may have been designed to receive partial 1035 exchange treatment as partial  surrenders  subject to current  taxation if we, as a reporting and  withholding  agent,  believe that we would be expected to deem a transaction to be abusive.

Transfers between investment  options:  Transfers between investment options are not subject to taxation.  The Treasury  Department may promulgate  guidelines  under which a variable life insurance  policy will not be treated as life insurance for tax purposes if persons with ownership  rights have excessive  control over the investments  underlying  such a policy.  Such guidelines may or may not address the number of  investment  options or the  number of  transfers  between  investment  options  offered.  It is not known  whether  such guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also not known what effect,  if any, such guidelines may have on  transfers  between  the  investment  options of the Policy  offered  pursuant  to this  Prospectus.  We will take any  action, including modifications to your Policy or the Sub-accounts, required to comply with such guidelines if promulgated.

Generation  skipping  transfers:  Under the Code certain taxes may be due when all or part of a life insurance policy is transferred to or a death  benefit is paid to an  individual  two or more  generations  younger  than the  policy  holder.  These  generation-skipping transfers  generally include those subject to federal estate or gift tax rules.  There is an aggregate $1.01 million exemption from tax on all such  transfers.  We may be required to determine  whether a transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will deduct from your Policy or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.  You should consult with competent tax counsel for more information on generation skipping transfers.

Diversification:  Section 817(h) of the Code provides that a variable life  insurance  policy,  in order to qualify as life  insurance, must have an  "adequately  diversified"  segregated  asset account  (including  investments  in a mutual fund by the  segregated  asset account of insurance  companies).  The Treasury Department's  regulations prescribe the diversification  requirements for variable life insurance policy.  We believe the underlying mutual fund portfolios should comply with the terms of these regulations.

Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a  distribution  which is includible in the gross income of the recipient.  Amounts to be withheld  depend upon the nature of the  distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes  withheld at a different  rate by filing a completed election form with us.  A withholding form may be required.

Accelerated  Death  Benefits:  Payments of amounts that otherwise would be payable to the Beneficiary as a result of an Insured's death can qualify for the same tax-free  treatment as death benefits if certain  requirements are met. These include  requirements  regarding the terminal  illness of the Insured.  We believe  payments  under the provisions of the  accelerated  death benefit of the Policy will meet the  requirements  of the Code and the  regulations  in order to qualify as tax-free  payments.  A qualified tax advisor should be consulted as to any federal gift and estate tax  consequences  of an Owner's  exercise of the Accelerated  Death Benefit  provision and payment of the proceeds under this provision to the Insured or other parties.

Survivorship  Policies:  The Code does not directly address how certain features of a policy paying on the death of a surviving insured should be treated.  We believe such a policy should be treated as other life insurance  policies,  but there is some  uncertainty as to whether  that is the case.  If the  surviving  Insured  is an Owner,  the Death  Proceeds  payable as a result of the death of the last surviving  Insured  generally  will be treated as part of the Owner's  estate for purposes of the Federal  estate tax. If the surviving
Insured was not an Owner,  the  replacement  cost of the Policy  would be included in the estate of the Owner upon his or her death and
Death  Proceeds  payable as a result of the death of the surviving  Insured are  includible in the person's  estate if the proceeds are payable to or for the benefit of that  person's  estate or if the  surviving  Insured held  incidents of ownership in the Policy within three years prior to death.

Substandard  Risk Classes:  The Code provides  limited  guidance on the proper tax treatment of policies issued on a substandard  basis
(i.e.  those in a  substandard  risk class).  The Code limits the amount we can charge for  mortality  costs and other  expenses we use when we calculate  whether  your Policy  qualifies  as life  insurance  under the Code.  We are  required to base our  calculations  on reasonable  mortality  and other charges  reasonably  expected to be paid. We believe that the charges used for your Policy should meet the current requirement for  "reasonableness."  However,  we reserve the right to make changes to the current and guaranteed  mortality charges and factors used to determine the Required  Death Benefit,  if new  regulations or guidance is issued that requires a change to ensure that your Policy  qualifies as life  insurance  under the Code.  This could result in a change in your Death Benefit  and/or the return of a portion of your premiums and the earnings thereon.  We will continue to monitor this situation.

Other Taxes:  Amounts  received or deemed received from a Policy that may be subject to Federal income tax also may be subject to state income taxes.  The fair market value of a Policy or the Death  Proceeds may be included  under certain  circumstances  in an estate for purposes of state  inheritance  taxes or Federal estate taxes.  Federal estate and gift taxes are integrated for various  purposes.  An unlimited  marital  deduction may apply for purposes of Federal  estate and gift taxes,  which would allow  deferral of taxes until the death of the surviving spouse.

                                                       SAFEKEEPING OF THE ASSETS

We maintain the assets of the Separate Account and those in our general account.  The assets of the Separate Account are segregated from those in our general account.

                                                              REGULATION

We are organized as a Connecticut stock life insurance company,  and are subject to Connecticut law governing insurance  companies.  We are  regulated and  supervised  by the  Connecticut  Commissioner  of Insurance.  By March 1 of every year, we must prepare and file an annual  statement,  in a form  prescribed  by the  Connecticut  Insurance  Department,  which covers our  operations  for the preceding calendar year,  and must prepare and file our statement of financial  condition as of December 31 of such year.  The  Commissioner  and his or her agents have the right at all times to review or examine our books and assets.  A full  examination  of our  operations  will be conducted  periodically  according to the rules and practices of the National Association of Insurance  Commissioners  ("NAIC").  We
are subject to the insurance laws and various Federal and state  securities laws and  regulations and to regulatory  agencies,  such as the Securities and Exchange Commission and the Connecticut Banking Department, which administer those laws and regulations.

We can be assessed up to prescribed  limits for policyholder  losses incurred by insolvent  insurers under the insurance  guaranty fund laws of most  states.  We cannot  predict  or  estimate  the  amount  any such  future  assessments  we may have to pay.  However,  the insurance  guaranty  laws of most states  provide for  deferring  payment or exempting a company from paying such an  assessment  if it would threaten such insurer's financial strength.

Several states,  including  Connecticut,  regulate  insurers and their affiliates under insurance holding company laws and regulations.
This applies to us and our affiliates.  Under such laws,  inter-company  transactions,  such as dividend  payments to parent  companies and  transfers of assets,  may be subject to prior notice and  approval,  depending on factors such as the size of the  transaction  in relation to the financial position of the companies.

Currently, the federal government does not directly regulate the business of insurance.  However,  federal legislative,  regulatory and judicial  decisions and initiatives  often have  significant  effects on our business.  Types of changes that are most likely to affect our business include changes to: (a) the taxation of life insurance  companies;  (b) the tax treatment of insurance  products;  (c) the securities laws,  particularly as they relate to insurance and annuity  products;  (d) the "business of insurance"  exemption from many of the provisions of the anti-trust  laws; and (e) any initiatives  directed toward improving the solvency of insurance  companies.  We would also be affected by federal  initiatives  that have impact on the  ownership  of or  investment  in United  States  companies  by foreign companies or investors.

                                                             LEGAL MATTERS

Counsel for American Skandia Life Assurance Corporation has passed on the legal matters relating to the offering of these Policies.

                                                           LEGAL PROCEEDINGS

As of the date of this Prospectus,  neither we nor American Skandia Marketing,  Incorporated were involved in any litigation outside of the ordinary course of business, and know of no material claims.

                                                                EXPERTS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2000 and 1999, and for each of the three years in the period ended December 31, 2000,  and the financial  statements of American  Skandia Life  Assurance  Corporation
Variable  Account F at  December  31,  2000 and for the years  ended  December  31, 2000 and 1999,  appearing  in this  Prospectus  and
Registration  Statement have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon appearing elsewhere  herein,  and are included in reliance upon such reports  given upon the authority of such firm as experts in accounting  and auditing.

William H. Strong, Vice President,  FSA, MAAA, has approved the hypothetical  illustration included in this Prospectus and Registration
Statement.  We have included them relying on his opinion that they are reasonable.

                                                     DISTRIBUTION OF THIS OFFERING

American  Skandia  Marketing,  Incorporated  ("ASM"),  a  wholly-owned  subsidiary  of American  Skandia,  Inc.  acts as the  principal underwriter  of the  Policies.  ASM was  incorporated  under the laws of the State of Delaware on  September 8, 1987.  ASM's  principal business  address is One Corporate  Drive,  Shelton,  Connecticut  06484.  ASM acts as the  distributor of a number of annuity and life insurance  products we offer and both  American  Skandia  Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through which it receives a portion of brokerage  commissions in connection with purchases and sales of  securities  held by portfolios  of American  Skandia Trust which are offered as underlying  investment  options under the  Policy.  ASM is a  broker-dealer  registered  with the SEC under the 1934 Act and a member of the  National  Association  of
Securities Dealers, Inc. ("NASD").

ASM will enter into  distribution  agreements with certain  broker-dealers  registered under the Securities and Exchange Act of 1934 or with  entities  which may otherwise  offer the Policies that are exempt from such  registration.  In addition,  ASM may offer  Policies directly to potential  purchasers.  Generally,  the maximum initial  commission to be paid on premiums  received is 8.5%.  However,  we may pay higher amounts under certain  situations.  In addition,  a portion of  compensation  may be paid from time to time based on all or a portion of either the  Account  Value or the Cash  Value.  We  reserve  the right to base  commissions  from  time-to-time  on the investment  options chosen by Owners,  including  investment  options that may be deemed our  "affiliates" or "affiliates" of ASM under the Investment Company Act of 1940.

We may pay an  on-going  service  fee in relation  to  providing  certain  statistical  information  upon  request by Owners  about the investment  options  and the  Portfolios.  We may make the fee payable to the service  providers  based on either the Account  Value or
Cash Value of  Policies.  Under most  circumstances,  we will  engage the  broker-dealer  of record for your  Policy,  or the entity of record if such entity could offer Policies without  registration as a broker-dealer  (i.e.  certain banks), to be your resource for the statistical  information,  and to be  available  upon  your  request  to  both  provide  and  explain  such  information  to  you.  The broker-dealer  of record or the entity of record is the firm which sold you the Policy,  unless later changed.  Some portion of the fee we pay for this service may be payable to your representative.

From time to time,  as  permitted  by law,  we may promote  the sale of our  products  such as the  Policies  offered  pursuant to this
Prospectus  through programs of non-cash rewards to registered  representatives  of  participating  broker-dealers.  We may withdraw or alter such promotions at any time.

To the extent permitted,  we may advertise certain  information  regarding the performance of the investment options that does not take into  consideration the effect of either the cost of insurance charges,  the contingent  deferred sales charge, or the maintenance fee.
This performance  information may help you review the performance of the investment  options and provide a basis for comparison between the Policy's  investment  options.  This  information may be less useful when comparing the performance of the investment  options with the performance of investment  options  provided in other variable life policies  because each plan of life insurance will have its own applicable  charges.  This  information  is even less useful in comparing  performance  to that of any savings or  investment  vehicle, rather than variable life insurance.

Performance  information on the  Sub-accounts  is based on past  performance  only and is no indication of future  performance.  Actual performance  will depend on the type,  quality  and,  for some of the  Sub-accounts,  the  maturities  of the  investments  held by the
Portfolios and upon prevailing  market conditions and the response of the Portfolios to such conditions.  Actual  performance will also depend on changes in the expenses of the  Portfolios.  Such changes are reflected,  in turn, in the  Sub-accounts  which invest in such
Portfolios.  In addition,  the charges  deducted  from your Account  Value and those  assessed  against  each  Sub-account  will affect performance.

Certain of the Portfolios  existed prior to the inception of the  Sub-accounts  available under the Policy.  To the extent permitted by applicable law,  performance  quoted in advertising  regarding such  Sub-accounts may indicate periods during which the Portfolios have been in existence  but prior to the  inception of the  Sub-account(s)  or the initial  offering of the Policies.  Such  performance  is considered  hypothetical  historical  performance  because  the  Sub-accounts  did not exist  during  the period  the  performance  was achieved.  Such  hypothetical  historical  performance is calculated  using the same  assumptions  employed in  calculating  historical performance  since  inception  of the  Sub-accounts.  Any such  historical  performance  will be based on  assumptions.  These  include assumptions  regarding:  (a) the Age, tobacco usage class, risk class and gender, where applicable,  of an Insured or Insureds; (b) the
Premium and Policy Date; and (c) assumptions about a lack of transfers,  loans,  loan repayments and withdrawals  during the period for which performance is quoted.

American  Skandia Life Assurance  Corporation  may advertise its rankings  and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating our ability to meet our  obligations  in relation to Fixed  Allocations,  pay Death  Proceeds, make  payments  under any  settlement  options or  administer  Policies.  Such  rankings  and  ratings do not  reflect or relate to the performance of Separate Account F or the underlying Portfolios.

                                                             ILLUSTRATIONS

It is  impossible  to  illustrate  exactly how a Policy will perform in the future.  However,  you may better  understand  how a Policy works,  and may be able to better compare a Policy with other life  insurance  plans,  using  hypothetical  illustrations  based on the personal  characteristics  of the Insured(s) as well as certain  assumptions about the future.  The Company will furnish,  upon request and at no charge, a personalized  hypothetical  illustrations  based on: (a) the Age(s) of the Insured(s);  (b) the tobacco usage class and expected risk class(es) of the Insured(s);  (c) the gender of the Insured(s),  where permitted; and (d) the Face Amount you seek or the amount of Premium you intend to pay.  Where  applicable,  the Company will also furnish upon request an  illustration  for a Policy that is not affected by the sex of the Insured.

When requested,  personalized hypothetical illustrations provided by the Company will be based, as appropriate,  on the methodology and format of the hypothetical  illustrations that the Company has included in its registration  statement for the Policy.  Please refer to the section of the  Prospectus  entitled "How can I find out more about this offer?" The  hypothetical  illustrations  show the changes in the Death Benefit, Account Value and Cash Value over time based on certain assumptions, including:

|X|      Hypothetical  average  annual  gross  rates of return in the  Portfolios  of 0%, 6% and 12%. To the extent  permitted  by NASD rules and other applicable laws and regulations,  we may also provide personalized hypothetical  illustrations based on actual historical performance of one or more of the Portfolios.

|X|      Hypothetical  constant  expense ratios of 1.23% for the  Portfolios,  which is the average of the actual total annual expenses for all available  Portfolios as of December 31, 2000.  The total annual  expenses for the  underlying  mutual funds are shown in the section  entitled  "Summary of Costs -  Underlying  Mutual Fund  Portfolio  Annual  Expenses."  The 1.23%  hypothetical expense ratio, when deducted from the hypothetical  average annual gross rates of return equals a hypothetical  average annual net rate of return of -1.23%,  4.77%,  10.77%  respectively.  To the extent  permitted by NASD rules and other applicable laws and regulations,  we may also provide  personalized  hypothetical  illustrations based on different  assumptions of underlying mutual fund expenses.

|X|      The mortality and expense risk charge assessed  against the assets in the Separate  Account at an annualized rate of 0.90% per year for Policy  Years 1 through 15 and 0.25% for  Policy  Years 16 and  thereafter.  The charge for  administrative  expenses connected  with  operating  the Separate  Account is 0.25% per year.  The 0.25% charge for  administrative  expenses  does not decrease after the 15th Policy Year.

|X|      The cost of insurance  charges  under the Policy that differ by gender,  tobacco  usage class and attained age, as well as all other charges that apply.

                                                   EXECUTIVE OFFICERS AND DIRECTORS

Our executive  officers,  directors and certain  significant  employees,  their ages,  positions with us and principal  occupations are indicated  below.  The  immediately  preceding  work  experience  is  provided  for  officers  that have not been  employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation
---                                                           --------------------------                        --------------------

Patricia J. Abram                                             Senior Vice President                           Senior Vice President:
49                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms. Abram joined us in 1998. She previously  held the position of Senior Vice President,  Chief  Marketing  Officer with Mutual Service
Corporation.  Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
31                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
32                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Gordon C. Boronow                                             Deputy Chief Executive Officer         Deputy Chief Executive Officer:
48                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President:
36                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Carl Cavaliere                                                Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cavaliere joined us in 1998.  He previously held the position of Director of Operations with Aetna, Inc. since 1989.

Y.K. Chan                                                     Senior Vice President                            Senior Vice President
43                                                                                                    and Chief Information Officer:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Mr. Chan joined us in 1999. He previously  held the position of Chief  Information  Officer with E.M.  Warburg Pincus from January 1995 until April 1999 and the position of Vice  President,  Client  Server  Application  Development  with  Scudder,  Stevens and Clark from
January 1991 until January 1995.

Lucinda C. Ciccarello                                         Vice President                                         Vice President:
42                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ciccarello joined us in 1997.  She previously held the position of Assistant Vice President with Phoenix Duff & Phelps since 1984.

Lincoln R. Collins                                            Senior Vice President                           Senior Vice President:
40                                                            Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cronin joined us in 1998.  He previously held the position of Manager/Client Investor with Columbia Circle Investors since 1995.

Harold Darak                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Darak joined us in 1999. He  previously  held the position of  Consultant/Senior  Manager with Deloitte & Touche since 1998 and the positions of Second Vice President with The Guardian since 1996 and The Travelers from October, 1982 until December, 1995.

Wade A. Dokken                                                President and Chief Executive Officer                    President and
41                                                                                                          Chief Executive Officer:
                                                                                                              American Skandia, Inc.

Elaine C. Forsyth                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Lisa Foote                                                    Vice President                                         Vice President:
43                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Foote joined us in 2001. She previously held the positions of Vice President with Gateway  Computer  Corporation  from January 2000 until August 2000;  Director,  AmericaOne  Operations  with Capital one from July 1998 until  December  1999; and Senior Vice President with Recovery Retailer Financial Services (a division of GE Capital) from December 1994 until July 1998.

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
54                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ian Kennedy                                                   Senior Vice President                           Senior Vice President:
53                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Mr. Ian Kennedy  joined us in 1998.  He  previously  was  self-employed  since 1996 and held the position of Vice  President,  Customer
Service with SunLife of Canada from September, 1968 to August, 1995.

N. David Kuperstock                                           Vice President                                         Vice President:
49                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert K. Leach                                               Vice President and                                     Vice President,
46                                                            Chief Actuary                                           Chief Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Robert K. Leach joined us in 2000. He previously  was employed in the U.S.  Retirement  Products and Services  Division of Sun Life
of Canada and held the position of Vice President, Finance and Product.

Thomas M. Mazzaferro                                          Executive Vice President,                    Executive Vice President,
48                                                            Treasurer , Corporate Controller,      Treasurer, Corporate Controller
                                                              and Chief Financial Officer               and Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Michael A. Murray                                             Senior Vice President                           Senior Vice President:
32                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Polly Rae                                                     Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                  Senior Vice President:
45                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Ms. Ray joined us in 1999. She previously  held the position of First Vice President  with  Prudential  Securities  since 1997 and Vice
President with Merrill Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
51                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                           Senior Vice President:
56                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
35                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Stockla joined us in 1998. She previously held the position of Manager,  Application  Development with Citizens  Utilities  Company since 1996 and HRIS Tech Support Representative with Yale New Haven Hospital since 1993.

William H. Strong                                             Vice President                                         Vice President:
57                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong  joined us in 1997. He previously  held the position of Vice  President  with American  Financial  Systems from June 1994 to
October 1997 and various actuarial positions with Connecticut Mutual Life from June 1965 to June 1994.

Guy Sullivan                                                  Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Sullivan  joined us in 2000.  He  previously  held the  positions of Managing  Director,  Wholesale  Distribution  with  Allmerica
Financial Services since 1999 and Managing Director and Member of the Executive Committee with Putnam Investments since 1995.

Leslie S. Sutherland                                          Vice President                                         Vice President:
47                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
43                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mary Toumpas                                                  Vice President                                      Vice President and
49                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Toumpas joined us in 1997. She previously  held the position of Assistant Vice President with Chubb  Life/Chubb  Securities  since
1973.

Bayard F. Tracy                                               Senior Vice President                           Senior Vice President:
53                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Deborah G. Ullman                                             Senior Vice President                           Senior Vice President:
46                                                            and Director (since September, 2000)             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Ullman joined us in 1998.  She previously held the position of Vice President with Aetna, Inc. since 1977.

Jeffrey M. Ulness                                             Vice President                                         Vice President:
40                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Kirk Wickman                                                  Senior Vice President and                    Senior Vice President and
                                                              General Counsel                                       General Counsel:
44                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.  Wickman  joined us in 2001. He previously  held the position of Senior Vice  President  and General  Counsel with Aetna  Financial
Services since 1992.

Brett M. Winson                                               Senior Vice President                           Senior Vice President:
45                                                                                                            American Skandia, Inc.

Mr. Winson joined us in 1998.  He previously held the position of Senior Vice President with Sakura Bank, Ltd. since 1990.

                                             FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

                      UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS OF AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Financial Condition
                                                            (in thousands)

                                                                        June 30,                   December 31,
                                                                          2001                        2000
                                                                    ----------------            ----------------
                                                                       (unaudited)
ASSETS
------

Investments:
  Fixed maturities - at fair value                                  $       295,902             $       285,708
  Equity securities - at fair value                                          46,767                      20,402
  Derivative instruments
                                                                             10,565                       3,015
  Policy loans                                                                5,265                       3,746
                                                                      --------------              --------------

    Total investments                                                       358,499                     312,871

Cash and cash equivalents                                                    41,425                      76,499
Accrued investment income                                                     5,495                       5,209
Deferred acquisition costs                                                1,399,495                   1,398,192
Reinsurance receivable                                                       21,617                       3,642
Receivable from affiliates                                                                                3,327
                                                                                  -
Income tax receivable
                                                                              2,142                      34,620
State insurance licenses                                                      4,038                       4,113
Fixed assets                                                                 12,363                      10,737
Other assets                                                                104,840                      96,403
Separate account assets                                                  27,691,604                  29,757,092
                                                                    ----------------            ----------------

  Total assets                                                      $    29,641,518             $    31,702,705
                                                                    ================            ================

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------

Liabilities:
Reserves for future insurance policy and contract benefits          $       110,898             $       135,545
Drafts outstanding                                                           48,429                      63,758
Accounts payable and accrued expenses                                       156,575                     137,040
Income tax payable - deferred
                                                                             32,749                       8,949
Payable to affiliates
                                                                             45,291                           -
Future fees payable to parent                                               859,787                     934,410
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               159,000                     159,000
Separate account liabilities                                             27,691,604                  29,757,092
                                                                    ----------------            ----------------

  Total Liabilities                                                      29,114,333                  31,205,794
                                                                    ----------------            ----------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,500
Additional paid-in capital                                                  289,329                     287,329
Retained earnings                                                           233,324                     205,979
Accumulated other comprehensive (loss) income                                 2,032                       1,103
                                                                    ----------------            ----------------

    Total Shareholder's equity                                              527,185                     496,911
                                                                    ----------------            ----------------

    Total liabilities and shareholder's equity                      $    29,641,518             $    31,702,705
                                                                    ================            ================

                                       See notes to unaudited consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                   Consolidated Statements of Income
                                                            (in thousands)
                                                              (unaudited)

                                                                           Six Months Ended June 30,
                                                                         2001                     2000
                                                                    -------------            --------------

REVENUES
--------

Annuity and life insurance charges and fees                         $                        $
                                                                         200,146                   211,208
Fee income                                                                57,976                    62,056
Net investment income                                                     11,361                     6,504
Premium income                                                             1,012                     2,259
Net realized capital gains                                                 2,275                     (707)
Other                                                                        627                     1,118
                                                                    -------------            --------------

  Total revenues                                                         273,397                   282,438
                                                                    -------------            --------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                        759                       278
  Change in annuity and life insurance policy reserves                  (29,817)                     9,505
  Return credited to contractowners                                       10,173                   (2,362)
                                                                    -------------            --------------

                                                                        (18,885)                     7,421

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                             219,348                   164,425
  Interest expense                                                        34,104                    56,220
                                                                    -------------            --------------

                                                                         253,452                   220,645
                                                                    -------------            --------------

  Total benefits and expenses                                            234,567                   228,066
                                                                    -------------            --------------

    Income from operations before income tax                              38,830                    54,372

      Income tax expense
                                                                          11,485                    15,263
                                                                    -------------            --------------

        Net income                                                  $                        $
                                                                          27,345                    39,109
                                                                    =============            ==============

                                       See notes to unaudited consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                   Consolidated Statements of Income
                                                            (in thousands)
                                                              (unaudited)

                                                                          Three Months Ended June 30,
                                                                         2001                     2000
                                                                    -------------            --------------

REVENUES
--------

Annuity and life insurance charges and fees                         $                        $
                                                                          99,646                   106,375
Fee income                                                                                          30,913
                                                                          28,464
Net investment income                                                                                3,628
                                                                           4,665
Premium income                                                                                       1,656
                                                                             171
Net realized capital gains                                                                         (1,436)
                                                                             373
Other                                                                                                  442
                                                                             384
                                                                    -------------            --------------

  Total revenues                                                         133,703                   141,578
                                                                    -------------            --------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                                                  145
                                                                             428
  Change in annuity and life insurance policy reserves                                               6,881
                                                                        (33,013)
  Return credited to contractowners                                                                    314
                                                                         (5,421)
                                                                    -------------            --------------

                                                                        (38,006)                     7,340

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                                                        88,133
                                                                         133,668
  Interest expense                                                                                  25,952
                                                                          14,650
                                                                    -------------            --------------

                                                                         148,318                   114,085
                                                                    -------------            --------------

  Total benefits and expenses                                            110,312                   121,425
                                                                    -------------            --------------

    Income from operations before income tax                              23,391                    20,153

      Income tax expense
                                                                           7,451                     5,225
                                                                    -------------            --------------

        Net income                                                  $                        $
                                                                          15,940                    14,928
                                                                    =============            ==============

                                       See notes to unaudited consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Shareholder's Equity
                                                            (in thousands)

                                                             June 30,            December 31,
                                                               2001                  2000
                                                         ---------------      ------------------
                                                           (unaudited)

Common stock:
  Beginning and ending balance                           $                    $
                                                                  2,500                   2,500

Additional paid in capital:
  Beginning balance                                             287,329                 215,879
  Additional contributions                                        2,000                  71,450
                                                         ---------------      ------------------

    Ending balance                                              289,329                 287,329
                                                         ---------------      ------------------

Retained earnings:
  Beginning balance                                             205,979                 141,162
  Net income                                                     27,345                  64,817
                                                         ---------------      ------------------

    Ending balance                                              233,324                 205,979
                                                         ---------------      ------------------

Accumulated other comprehensive (loss) income:
  Beginning balance
                                                                  1,103                   (107)
  Other comprehensive income
                                                                    929                   1,210
                                                         ---------------      ------------------

    Ending balance
                                                                  2,032                   1,103
                                                         ---------------      ------------------

      Total shareholder's equity                         $                    $
                                                                527,185                 496,911
                                                         ===============      ==================

                                       See notes to unaudited consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Cash Flows
                                                            (in thousands)
                                                              (unaudited)
                                                                              Six Months Ended June 30,
                                                                               2001                2000
                                                                          --------------      -------------
Cash flow from operating activities:

  Net income                                                              $                   $
                                                                                 27,345             39,109
  Adjustments to reconcile net income to net
    cash provided by (used in) operating activities:
      Amortization and depreciation
                                                                                    771              2,514
      Deferred tax expense
                                                                                 23,301              9,389
      Change in unrealized losses on derivatives
                                                                                  (813)                  -
      (Decrease)/increase in policy reserves
                                                                               (24,140)              9,381
      Increase in payable to affiliates, net
                                                                                 48,618            128,083
      Change in income tax payable/receivable
                                                                                 32,478           (24,468)
      Increase in other assets
                                                                                (8,842)           (69,523)
      (Increase)/decrease in accrued investment income                                                 356
                                                                                  (286)
      (Increase)/decrease in reinsurance receivable                            (17,975)              2,609
      Net increase in deferred acquisition costs                                (1,303)          (234,485)
      Increase/(decrease) in accounts payable and accrued expenses
                                                                                 19,535            (2,620)
      (Decrease)/Increase in drafts outstanding                                (15,329)              3,172
      Change in foreign currency translation, net                                   261              (248)
      Net realized capital gains on derivatives                                 (5,231)
                                                                                                         -
      Net realized capital gains on investments
                                                                                (2,275)                707
                                                                          --------------      -------------

        Net cash provided by (used in) operating activities                      76,115          (136,024)
                                                                          --------------      -------------

Cash flow from investing activites:

      Purchase of fixed maturity investments                                  (220,174)          (102,374)
      Proceeds from sale and maturity of fixed maturity investments             216,224            100,268
      Purchase of derivatives                                                  (11,383)            (2,274)
      Proceeds from exercise of derivative instruments                            9,877
                                                                                                         -
      Purchase of shares in mutual funds                                       (47,673)           (10,600)
      Proceeds from sale of shares in mutual funds                               18,273              3,274
      Purchase of fixed assets                                                  (1,684)            (2,059)
      Increase in policy loans                                                  (1,519)              (662)
                                                                          --------------      -------------

        Net cash used in investing activities
                                                                               (38,059)           (14,427)
                                                                          --------------      -------------

Cash flow from financing activities:

      Capital contribution from parent                                            2,000              1,600
      (Decrease)/increase in future fees payable to parent, net                (74,623)            130,532
      Net deposits to contractowner accounts                                      (507)             36,106
                                                                          --------------      -------------

        Net cash (used in) provided by financing activities                    (73,130)            168,238
                                                                          --------------      -------------

          Net (decrease)/increase in cash and cash equivalents                 (35,074)             17,787

          Cash and cash equivalents at beginning of period                       76,499             89,212
                                                                          --------------      -------------

            Cash and cash equivalents at end of period                    $      41,425       $    106,999
                                                                          ==============      =============

     Income taxes (received) paid                                         $    (44,294)       $     30,342
                                                                          ==============      =============

      Interest paid                                                       $      27,315       $     50,284
                                                                          ==============      =============
                                       See notes to unaudited consolidated financial statements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                         NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

                                                             June 30, 2001

1.       BASIS OF PRESENTATION

         The accompanying  unaudited  consolidated  financial  statements of American Skandia Life Assurance  Corporation (the
         Company) have been prepared in accordance  with  accounting  principles  generally  accepted in the United States for interim financial  information and with the instructions to Form 10-Q and Article 10 of Regulation S-X.  Accordingly,
         they do not include all of the information and footnotes required by accounting  principles generally accepted in the
         United States for complete  financial  statements.  In the opinion of  management,  all  adjustments  (consisting  of normal recurring  accruals)  considered  necessary for a fair presentation have been included.  Operating results for the six-month  period ended June 30, 2001 are not necessarily  indicative of the results that may be expected for the year  ending  December  31,  2001.  For further  information,  refer to the  consolidated  financial  statements  and footnotes  thereto  in the  Company's  audited  consolidated  financial  statements  on Form 10-K for the year  ended
         December 31, 2000.

         Certain reclassifications have been made to prior period amounts to conform to the current period presentation.

2.       NEW ACCOUNTING STANDARD

         Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133, "Accounting for
         Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS  133").
         Derivative  instruments held by the Company consist of equity option contracts utilized to manage the market risk and reserve  fluctuations  associated with the guaranteed minimum death benefits ("GMDB").  These derivative  instruments are carried at fair market  value.  Unrealized  gains and losses are reported in investment  income.  The adoption of
         SFAS No. 133 did not have a material effect on the Company's financial statements.

3.       RESERVES FOR FUTURE INSURANCE POLICY AND CONTRACT BENEFITS

         Included in reserves for future  insurance  policy and contract  benefits are reserves  related to annuity  contracts with mortality risks as well as the Company's GMDB liability.  Certain  reserve  assumptions  were updated during the first six months of 2001 to reflect more realistic  expectations  as to risks inherent in the GMDB  liability.  These changes  reduced  the GMDB  liability  significantly.  Previous  assumptions  had been based on  statutory  valuation principles as an  approximation  for accounting  principles  generally  accepted in the United  States.  In addition, future mortality rates have been lowered to reflect favorable past experience.

         However,  offsetting the reduction in the GMDB liability certain  assumptions were also updated in the calculation of the deferred  acquisition  cost asset.  The amortization of such costs are determined in large part by changes in the expectations  of future gross profits of the GMDB  business.  In 2001,  the decline in equity  markets  resulted in a significantly lower estimate of future gross profits, thereby decreasing the deferred acquisition cost asset.

                                                AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                   NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS (continued)

                                                               June 30, 2001

4.       SEGMENT REPORTING

         In recent years,  in order to broaden the array of products  offered by the Company and its affiliates to meet a wide variety of financial planning needs, the Company developed the variable life insurance and qualified  retirement plan annuity  products.  Assets under  management  and sales for the products  other than variable  annuities have not yet been significant enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures about Segments of an Enterprise and Related Information."

5.       COMPREHENSIVE INCOME

         The components of  comprehensive  (loss) income,  net of tax, for the six months ended June 30, 2001 and 2000 were as follows:

                  (in thousands)                                           2001              2000
                                                                           ----              ----

         Net income                                                       $27,345          $39,109
         Other comprehensive income (loss):
           Net unrealized investment loss on
               available for sale securities                                  759              785

           Foreign currency translation                                       170             (161)
                                                                       ----------       -----------

         Other comprehensive income                                           929              624
                                                                       ----------       ----------

         Comprehensive income                                            $ 28,274          $39,733
                                                                         ========          =======

         The components of accumulated other comprehensive  income, net of tax, as of June 30, 2001 and December 31, 2000 were as follows:

                  (in thousands)                                           2001              2000
                                                                           ----              ----

         Unrealized investment (losses)/gains                            $  1,780          $ 1,021
         Foreign currency translation                                         252               82
                                                                       ----------       ----------

         Accumulated other comprehensive (loss) income                   $  2,032          $ 1,103
                                                                         ========          =======

6.       FOREIGN ENTITY

                  The Company has a 99.9% ownership in Skandia Vida, S.A. de C.V.  ("Skandia  Vida") which is a life insurance company  domiciled in Mexico,  selling  long-term  savings  products  within  Mexico.  Skandia  Vida,  which is fully consolidated in the accompanying  financial  statements,  had total shareholders' equity of $5,196,000 as of June 30,
         2001 and  $4,402,000 as of December 31, 2000 and has generated  losses of $1,467,000  and $552,000 for the six months ended June 30, 2001 and 2000, respectively.

                                                AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                   NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS (continued)

                                                             June 30, 2001

7.       RESTRUCTURING CHARGES

         In March 2001,  the Company  recorded a pre-tax  restructuring  charge of  $3,500,000  to better align its  operating infrastructure  with  anticipated  sales volumes under the current equity market  environment.  These charges related primarily to a reduction in the workforce of approximately 140 employees.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                         MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

                                                    Six months ended June 30, 2001

Management's  Discussion and Analysis of Financial  Condition and Results of Operations should be read in conjunction with the
June 30, 2001 financial statements and the notes included herein.

Management's  Discussion  and Analysis of Financial  Condition  and Results of  Operations  contains  certain  forward-looking statements  pursuant to the Private Securities  Litigation Reform Act of 1995. These  forward-looking  statements are based on estimates and assumptions that involve certain risks and  uncertainties,  therefore actual results could differ materially due to factors not  currently  known.  These  factors  include  significant  changes in financial  markets and other  economic and business conditions, state and federal legislation and regulation, ownership and competition.

American  Skandia Life  Assurance  Corporation  ("the  Company"),  with its principal  offices in Shelton,  Connecticut,  is a wholly-owned  subsidiary of American Skandia, Inc. ("ASI"),  whose ultimate parent is Skandia Insurance Company Ltd. ("SICL"), a Swedish  corporation.  The Company has 99.9%  ownership  in Skandia  Vida,  S.A. de C.V.  ("Skandia  Vida")  which is a life insurance company domiciled in Mexico.

         The Company is primarily in the business of issuing long-term savings and retirement products to individuals,  groups and qualified  pension plans.  The Company is one of the largest  providers of variable  annuity  contracts for the individual market in the United States according to Info-One's Variable Annuity Research & Data Service ("VARDS").

Since its business inception in 1988, the Company has offered an increasingly wide array of annuities,  including:  a) certain deferred and  immediate  annuities  that are  registered  with the  Securities  and Exchange  Commission,  including  variable annuities and fixed interest rate annuities that include a market value  adjustment  feature;  b) certain other fixed deferred annuities that are not registered with the Securities and Exchange  Commission;  c)  non-registered  group variable  annuities designed  as funding  vehicles  for various  types of  qualified  retirement  plans;  and d) fixed,  adjustable  and  variable immediate annuities.

The Company also offers  modified  single  premium and  flexible  premium  variable  life  insurance  products and a term life insurance product offered to shareholders of an affiliate's mutual fund products.

Certain variable annuity products contain a benefit feature  (referred to as "Performance  Advantage")  which provides certain benefits if the policyowner's  account value has not reached a "target value" on its tenth  anniversary.  At the option of the policyowner,  the benefit will be distributed in the form of an annual or, if annuitization is selected,  a lump-sum credit to the contractowner's account.

The Company's  products are sold to individuals,  businesses and pension plans to provide for long-term savings and retirement purposes and to address the economic  impact of  premature  death,  estate and  business  planning  concerns and  supplemental retirement needs.

The Company  markets its products to independent  financial  planners and  broker-dealers  through an internal field marketing staff.  In addition,  the Company  markets  through and in  conjunction  with  financial  institutions  such as banks that are permitted directly, or through affiliates, to sell annuities and life insurance.

Results of Operations
---------------------

Annuity  and life  insurance  sales  volume for the six  months  ended  June 30,  2001  totaled  $2,160,319,000,  compared  to
$5,080,947,000  for the first six months of 2000.  The  decrease in sales was  consistent  with the  general  decline in sales throughout the variable  annuity  industry,  attributed in large part to the decline in the equity markets.  Favorable  market conditions and strong  performance  of the  underlying  mutual funds drove the sales to a record level in the first six months of 2000.

Contractowner fees and charges and charges generated from transfer  agency-type and investment  support  activities  decreased
$15,142,000  or 6% for the first six months of 2001 compared to the same period in 2000.  Management  attributes  this decline to a 17% drop in average  assets  under  management  partially  offset by  increases  in fee rates  earned on the assets  from certain fund managers.

Net  investment  income  increased  $4,857,000  for the first six  months of 2001  compared  to the same  period in 2000.  The increase  was  primarily  attributable  to an  unrealized  gain on  derivative  instruments  held to mitigate  the market risk embedded in the guaranteed  minimum death benefit reserve ("GMDB") on variable  annuity  contracts.  Investment  income earned on a higher level of fixed maturity securities also contributed to the increase.

Premium  income  represents  premiums  earned  on the sale of  ancillary  contracts  such as  immediate  annuities  with  life contingencies,  supplementary  contracts with life contingencies and certain life insurance products.  Although sales of these products  were lower in the first six months of 2001  compared  to the first six months of 2000,  management  expects  premium income from supplementary contracts and immediate annuities to grow over time with the maturing of core business lines.

Net realized  investment  gains totaled  $2,275,000  for the first six months of 2001,  compared to losses of $707,000 for the first six months of 2000.  The increase is primarily attributable to gains recognized on sales of fixed maturity securities.

Annuity and life  insurance  benefits  increased  $481,000  over the first six months of 2000 as an increase in  supplementary contract and variable  immediate  annuity  payments,  which has  increased as this  relatively  young segment of the Company's annuity business ages.

The change in annuity policy reserves  includes changes in reserves related to annuity  contracts with mortality risks as well as the Company's  GMDB  liability.  Certain  reserve  assumptions  were updated during the first six months of 2001 to reflect more  realistic  expectations  as to  risks  inherent  in the  GMDB  liability.  These  changes  reduced  the  GMDB  liability significantly.  Previous  assumptions  had been based on statutory  valuation  principles as an  approximation  for accounting principles  generally  accepted  in the United  States.  In  addition,  future  mortality  rates have been  lowered to reflect favorable past  experience.  As a result of these changes,  the GMDB reserve  decreased  $32,902,000 in 2001. The GMDB reserve increased $5,367,000 for the same six month period in 2000.

However,  offsetting  the  resulting  increase in earnings  and equity as a result of changes in the GMDB  liability,  certain assumptions  were also updated in the calculation of the deferred  acquisition  cost asset. The amortization of such costs are determined in large part by changes in the  expectations  of future gross profits of the GMDB  business.  In 2001, the decline in equity  markets  resulted in a  significantly  lower  estimate of future gross  profits,  thereby  increasing  the expenses recognized through amortization.

 Return credited to contractowners  consists of revenues on the variable and market value adjusted annuities and variable life insurance,  offset by the benefit  payments and changes in reserves  required on this business.  Market value adjusted annuity activity  has the largest  impact on this  benefit.  Through the first six months of 2001 and in  particular  during the first three months of 2001, the Separate Account  investment  returns on the assets  supporting the market value adjusted  annuities were less than the expected  returns as calculated in the reserves,  leading to a significant  increase in the return credited to contractholders' benefit.

 Further  contributing to the increase in return  credited to  contractowners  were increases in the  amortization of unearned
Performance  Advantage target value credits.  Additionally,  guaranteed  minimum death benefit payments on variable  annuities were driven higher due to equity market declines.  Offsetting this charge,  the Company booked  experience  rating refunds due from a reinsurer  during the first half of 2001.  Through the first six months of 2000,  the Company had not  recognized  such refunds due.

 Underwriting, acquisition and other insurance expenses for the six months ended June 30, 2001 and 2000 were as follows:

                       (in thousands)                        2001               2000             Change
                                                             ----               ----             ------

         Commissions and purchase credits                  $131,599            $268,571         ($136,972)
         General operating expenses                          89,052             128,289           (39,237)

         Acquisition costs deferred                        (120,652)         (313,522)          192,870
         Acquisition costs amortized                        119,349              81,087            38,262
                                                            -------          ----------        ----------

         Net capitalization of
           deferred acquisition costs                    (1,303)         (232,435)          231,132
                                                         -----------          ----------        ---------

         Underwriting, acquisition and other
           insurance expenses                              $219,348            $164,425         $  54,923
                                                           ========            ========         =========

 Lower sales and asset  levels for the six months  ended June 30, 2001,  compared  with the same period in 2000,  led to a 51%
decrease in commissions and purchase credits.  However,  as a percentage of sales,  commissions grew from 5.3% in 2000 to 6.1%
primarily as a result of a shift in business to contracts with asset-based  commissions and from recent  commission  promotion programs.

 General  operating  expenses  decreased 31% from a year ago as a result of lower  sales-based  compensation  and certain cost savings measures implemented in 2001 (see Note 6 of the Notes to Unaudited Consolidated  Financial  Statements).  In addition, variable  compensation  and  long-term  incentive  plan  expenses  have  decreased due to the slowdown in sales and decline in equity markets.

 The decline in capitalized  deferred  acquisition  costs is  attributable  to lower sales and shifts in sales trends to asset based commission agreements.

 As mentioned in the Company's  discussion of changes in annuity policy reserves,  the Company updated certain  assumptions in the  calculation  of expected  gross profits used to develop  deferred  acquisition  cost  amortization  rates to reflect more recent experience and current equity market  conditions,  specifically with regard to future GMDB  profitability.  As a result of this and the decline in equity markets,  the amortization of such costs increased  significantly  over the six months ended
June 30, 2000.

Interest  expense  decreased  $22,116,000,  or 39%, over the six months ended June 30, 2000  primarily  due to lower  interest expense related to the future fees payable to parent liability.

The effective  income tax rate for the six months ended June 30, 2001, and 2000 was 30% and 28%,  respectively.  The effective rate is lower than the corporate rate of 35% due to permanent  differences,  with the most significant item being the dividend received  deduction.  Management  believes that based on the taxable income produced in 2000 and the first six months of 2001, the Company will produce sufficient taxable income in the future to realize its deferred tax assets.

 The Company  considers  Mexico an emerging  market and has invested in the Skandia Vida  operations  with the  expectation of generating  profits from  long-term  savings  products in future  years.  As such,  Skandia Vida has  generated  net losses of
$1,467,000,000  and $552,000 for the six months ended June 30, 2001 and 2000,  respectively.  The Company  expects to transfer ownership of Skandia Vida to an upstream  affiliate during 2002,  pending approval of the transaction by the Mexican insurance regulators.

 Total assets declined  $2,061,187,000  or 6.5% since December 31, 2000 as a result of market  declines  combined with slowing sales  volume.  Liabilities  declined  $2,091,461,000  or 6.7%,  since  December  31,  2000 as a result of the lower  required separate account reserves.

 Liquidity and Capital Resources
 -------------------------------

 The Company's liquidity requirement was met by cash from insurance  operations,  investment  activities,  borrowings from ASI and the transfer of rights to future fees and charges to ASI.

During the first six months of 2001 and 2000,  the Company  received  capital  contributions  of  $2,000,000  and  $1,600,000, respectively, from ASI to support its investment in Skandia Vida.

 As an additional means of obtaining funding,  the Company  periodically  transfers rights to receive future fees and contract charges  expected  to  be  realized  on  variable  portions  of  designated  blocks  of  deferred  annuity  contracts  to  ASI
("securitization  transactions").  The Company  did not enter into any new  securitization  transactions  in the first half of
2001.  Funds received from new securitization transactions for the first half of 2000 amounted to $169,459,000.

The Company  continues  to extend its  reinsurance  agreements  for new blocks of business.  The  reinsurance  agreements  are modified  coinsurance  arrangements where the reinsurer shares in the experience of a specific book of business.  During 2001, the company amended certain  reinsurance  agreements and recorded amounts due from reinsurers  based on favorable  experience.
The amendments  resulted in a receivable of $2,213,000 and the experience  rating refund resulted in an additional  receivable of $8,341,000.

 The Company expects the continued use of reinsurance  and  securitization  transactions  to fund the cash strain  anticipated from acquisition costs on the coming years' sales volume.

 The Company has long-term surplus notes and short-term borrowings with ASI.  No dividends have been paid to ASI.

 The National  Association of Insurance  Commissioners  ("NAIC") requires insurance companies to report information  regarding minimum Risk Based Capital ("RBC")  requirements.  These  requirements are intended to allow insurance  regulators to identify companies that may need  regulatory  attention.  The RBC model law requires that insurance  companies apply various factors to asset,  premium  and  reserve  items,  all of which have  inherent  risks.  The formula  includes  components  for asset risk, insurance  risk,  interest risk and business  risk.  The Company has complied with the NAIC's RBC reporting  requirements  and has total adjusted capital well above required capital.

                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

Quantitative and Qualitative Disclosures About Market Risk
----------------------------------------------------------

There have been no  material  changes to the  Company's  market  risk  during the first six months of 2001.  The  Company  has provided a discussion of its market risks in Item 7A of Part II of the December 31, 2000 Form 10-K.

                                             AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                     INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Shareholder of American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the  consolidated  statements of financial  condition of American  Skandia Life  Assurance  Corporation  (the "Company"
which is a wholly-owned  subsidiary of Skandia Insurance  Company Ltd.) as of December 31, 2000 and 1999, and the related  consolidated statements of operations,  shareholder's  equity and cash flows for the three year period ended December 31, 2000.  These  consolidated financial  statements  are the  responsibility  of the  Company's  management.  Our  responsibility  is to  express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those standards require that we plan  and  perform  the  audit to  obtain  reasonable  assurance  about  whether  the  financial  statements  are  free of  material misstatement.  An audit  includes  examining,  on a test  basis,  evidence  supporting  the amounts and  disclosures  in the  financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly,  in all material  respects,  the  consolidated  financial position  of American  Skandia  Life  Assurance  Corporation  at December  31,  2000 and 1999,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period  ended  December  31,  2000 in  conformity  with  accounting principles generally accepted in the United States.

/s/Ernst & Young

February 2, 2001
Hartford, Connecticut

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Financial Condition
                                                            (in thousands)

                                              See notes to consolidated financial statements.

                                                                             As of December 31,
                                                                          2000                        1999
                                                                     ---------------            ----------------
ASSETS
------

Investments:
  Fixed maturities - at fair value                                          285,708             $       198,165                                                                                            $
  Fixed maturities - at amortized cost                                                                    3,360
                                                                                  -
  Equity securities - at fair value                                          20,402                      16,404
  Derivative instruments
                                                                              3,015                         189
  Policy loans                                                                3,746                       1,270
                                                                      --------------              --------------
                                                                      --------------              --------------

    Total investments                                                       312,871                     219,388

Cash and cash equivalents                                                    76,499                      89,212
Accrued investment income                                                     5,209                       4,054
Deferred acquisition costs                                                1,398,192                   1,087,705
Reinsurance receivable                                                        3,642                       4,062
Receivable from affiliates                                                    3,327
                                                                                                              -
Income tax receivable
                                                                             34,620                           -
Income tax receivable - deferred                                                                         51,726
                                                                                  -
State insurance licenses                                                      4,113                       4,263
Fixed assets                                                                 10,737                       3,305
Other assets                                                                 96,403                      36,698
Separate account assets                                                  29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total assets                                                       $   31,702,705             $    30,881,579
                                                                     ===============            ================
                                                                     ===============            ================

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------

Liabilities:
Reserves for future insurance policy and contract benefits                  135,545             $        73,292                                                                                            $
Drafts outstanding                                                           63,758                      51,059
Accounts payable and accrued expenses                                       137,040                     158,590
Income tax payable                                                                                       24,268
                                                                                  -
Income tax payable - deferred
                                                                              8,949                           -
Payable to affiliates
                                                                                  -                      68,736
Future fees payable to parent                                               934,410
                                                                                                     576,034
Short-term borrowing                                                         10,000                      10,000
Surplus notes                                                               159,000                     179,000
Separate account liabilities                                             29,757,092                  29,381,166
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

  Total liabilities                                                      31,205,794                  30,522,145
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
    issued and outstanding                                                    2,500                       2,500
Additional paid-in capital                                                  287,329                     215,879
Retained earnings                                                           205,979                     141,162
Accumulated other comprehensive income (loss)                                 1,103                       (107)
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total shareholder's equity                                              496,911                     359,434
                                                                     ---------------            ----------------
                                                                     ---------------            ----------------

    Total liabilities and shareholder's equity                           31,702,705             $    30,881,579                                                                                            $
                                                                     ===============            ================

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Operations
                                                            (in thousands)

                                              See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                   2000                  1999                 1998
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

REVENUES
--------

Annuity and life insurance charges and fees                  $                     $                    $
                                                                     424,578              289,989              186,211
Fee income                                                           130,610               83,243               50,839
Net investment income                                                 11,656               10,441               11,130
Premium income                                                         3,118                1,278                  874
Net realized capital (losses) gains                                    (688)                  578                   99
Other                                                                  2,348                1,832                  387
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total revenues                                                     571,622              387,361              249,540
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

EXPENSES
--------

Benefits:
  Annuity and life insurance benefits                                    751                  612                  558
  Change in annuity and life insurance policy reserves                45,018                3,078                1,053
  Cost of minimum death benefit reinsurance
                                                                           -            2,945                5,144
  Return credited to contractowners                                    9,046              (1,639)              (8,930)
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                      54,815                4,996              (2,175)

Expenses:
  Underwriting, acquisition and other insurance
    expenses                                                         335,213              206,350              167,790
  Interest expense                                                    85,998               69,502               41,004
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

                                                                     421,211              275,852              208,794
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

  Total benefits and expenses                                        476,026              280,848              206,619
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

    Income from operations before income tax                          95,596              106,513               42,921

      Income tax expense
                                                                      30,779               30,344                8,154
                                                             ----------------      ---------------      ---------------
                                                             ----------------      ---------------      ---------------

        Net income                                           $                     $                    $
                                                                      64,817               76,169               34,767
                                                             ================      ===============      ===============
                                                             ================      ===============      ===============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                            Consolidated Statements of Shareholder's Equity
                                                            (in thousands)

                                            See notes to consolidated financial statements.

                                                                   For the Year Ended December 31,
                                                               2000                 1999                  1998
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Common stock:
  Beginning balance                                      $                   $                     $
                                                                  2,500                 2,000                 2,000
  Increase in par value
                                                                      -                   500                     -
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  2,500                 2,500                 2,000
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Additional paid in capital:
  Beginning balance                                             215,879               179,889               151,527
  Transferred to common stock
                                                                      -                 (500)                     -
  Additional contributions                                       71,450                36,490                28,362
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              287,329               215,879               179,889
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Retained earnings:
  Beginning balance                                             141,162                64,993                30,226
  Net income                                                     64,817                76,169                34,767
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance                                              205,979               141,162                64,993
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

Accumulated other comprehensive income (loss):
  Beginning balance
                                                                  (107)                 3,535                   668
  Other comprehensive income (loss)
                                                                  1,210               (3,642)                 2,867
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

    Ending balance
                                                                  1,103                 (107)                 3,535
                                                         ---------------     -----------------     -----------------
                                                         ---------------     -----------------     -----------------

      Total shareholder's equity                         $                   $                     $
                                                                496,911               359,434               250,417
                                                         ===============     =================     =================
                                                         ===============     =================     =================

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Cash Flow
                                                            (in thousands)

                                            See notes to consolidated financial statements.

                                                                        For the Year Ended December 31,
                                                                  2000               1999                1998
                                                             -------------      --------------      -------------

Cash flow from operating activities:
  Net income                                                 $                  $                   $
                                                                   64,817              76,169             34,767
  Adjustments to reconcile net income to net
    cash used in operating activities:
      Amortization and depreciation
                                                                    7,565               1,495                251
      Deferred tax expense                                                           (10,903)
                                                                   60,023                               (14,242)
      Change in unrealized losses on derivatives
                                                                  (2,935)               3,749                  -
      Increase in policy reserves
                                                                   50,892               4,367              1,130
      (Decrease) increase in payable to affiliates
                                                                 (72,063)              69,897                166
      Change in income tax payable/receivable
                                                                 (58,888)              17,611              7,704
      Increase in other assets                                                       (32,954)
                                                                 (59,987)                                (1,173)
      Increase in accrued investment income
                                                                  (1,155)             (1,174)              (438)
      Decrease in reinsurance receivable
                                                                      420                 129              2,152
      Net increase in deferred acquisition costs                                    (366,198)          (174,804)
                                                                (310,487)
      (Decrease) increase in accounts payable and accrued
expenses                                                         (21,550)              66,763             20,637
      Increase in drafts outstanding                                                                       9,663
                                                                   12,699              22,118
      Change in foreign currency translation, net
                                                                    (101)                 701               (22)
      Net realized capital gain on expiration of derivatives
                                                                    (500)                   -                  -
      Net realized capital losses (gains)
                                                                      688               (578)               (99)
                                                             -------------      --------------      -------------

        Net cash used in operating activities                                       (148,808)          (114,308)
                                                                (330,562)
                                                             -------------      --------------      -------------

Cash flow from investing activites:
      Purchase of fixed maturity investments                                         (99,250)
                                                                (380,737)                               (31,828)
      Proceeds from sale and maturity of fixed
        maturity investments
                                                                  303,736              36,226              4,049
      Purchase of derivatives
                                                                  (6,722)             (4,974)                  -
      Purchase of shares in mutual funds                                             (17,703)
                                                                 (18,136)                                (7,158)
      Proceeds from sale of shares in mutual funds
                                                                    8,345              14,657              6,086
      Purchase of fixed assets
                                                                  (7,348)             (3,178)               (18)
      Increase in policy loans
                                                                  (2,476)               (701)                118
                                                             -------------      --------------      -------------

        Net cash used in investing activities                                        (74,923)
                                                                (103,338)                               (28,751)
                                                             -------------      --------------      -------------

Cash flow from financing activities:
      Capital contribution from parent
                                                                   51,450              22,490              8,362
      Increase in future fees payable to parent, net
                                                                  358,376             207,056            135,944
      Net deposits to (withdrawals from) contractowner
        accounts                                                   11,361               5,872            (5,696)
--------------------------------------------------------------------------      --------------      -------------

        Net cash provided by financing activities
                                                                  421,187             235,418            138,610
                                                             -------------      --------------      -------------

          Net (decrease) increase in cash and cash
            equivalents
                                                                 (12,713)              11,687            (4,449)
          Cash and cash equivalents at beginning of period
                                                                   89,212              77,525             81,974
                                                             -------------      --------------      -------------

            Cash and cash equivalents at end of period       $                  $                   $
                                                                   76,499              89,212             77,525
                                                             =============      ==============      =============

     Income taxes paid                                       $                  $                   $
                                                                   29,644              23,637             14,651
                                                             =============      ==============      =============

      Interest paid                                          $                  $                   $
                                                                   85,551              69,697             35,588
                                                             =============      ==============      =============
                                                                                                    =============

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                              Notes to Consolidated Financial Statements
                                                           December 31, 2000

1.       ORGANIZATION AND OPERATION

         American Skandia Life Assurance  Corporation (the "Company") is a wholly-owned  subsidiary of American Skandia, Inc. ("ASI")
         whose ultimate parent is Skandia Insurance Company Ltd., ("SICL") a Swedish Corporation.

         The Company develops long-term savings and retirement  products which are distributed  through its affiliated  broker/dealer company,  American Skandia Marketing,  Incorporated  ("ASM").  The Company currently issues variable and term life insurance and variable, fixed, market value adjusted and immediate annuities for individuals, groups and qualified pension plans.

         The Company has 99.9% ownership in Skandia Vida, S.A. de C.V.  ("Skandia Vida") which is a life insurance  company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $4,402,000  and  $4,592,000 as of December 31, 2000,  and 1999,
         respectively.  The Company  considers  Mexico an emerging  market and has invested in the Skandia Vida  operations  with the expectation  of generating  profits from long-term  savings  products in future years.  As such,  Skandia Vida has generated net losses of $2,540,000, $2,523,000 and $2,514,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The  accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted  in the  United  States.  Intercompany  transactions  and  balances  have  been  eliminated  in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  The FASB has issued Statement of Financial  Accounting  Standards No. 133,  "Accounting for Derivative  Instruments
                  and Hedging  Activities",  as amended by SFAS 137 and SFAS 138  (collectively,  "SFAS 133").  SFAS 133 is effective for all fiscal quarters of all fiscal years beginning  after June 15, 2000;  accordingly,  the Company adopted SFAS
                  133  on  January  1,  2001.  This  statement   establishes   accounting  and  reporting  standards  for  derivative
                  instruments,  including certain derivative  instruments  embedded in other contracts,  and for hedging  activities.
                  SFAS No. 133 requires that all  derivative  financial  instruments  be measured at fair value and recognized in the statement of condition  as either  assets or  liabilities.  Changes in the fair value of the  derivative  financial instruments  will be reported in either earnings or  comprehensive  income,  depending on the use of the derivative and whether or not it qualifies for hedge accounting.

                  Special hedge  accounting  treatment is permitted  only if specific  criteria are met,  including  that the hedging relationship be highly  effective both at inception and on an ongoing basis.  Accounting for hedges varies based on the type of hedge - fair value or cash flow.  Results of effective  hedges are  recognized in current  earnings for fair value  hedges and in other  comprehensive  income for cash flow  hedges.  Ineffective  portions  of hedges are recognized immediately in earnings.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  The  derivative  instruments  held by the  Company in 2000 and 1999  consisted  of equity put  options  utilized to manage the market risk and reserve  fluctuations  associated  with the guaranteed  minimum death benefit  ("GMDB").
                  The adoption of SFAS No. 133 did not have a material effect on the Company's financial statements.

C.       Investments
--------------------

                  The Company has  classified  its fixed  maturity  investments  as either  held-to-maturity  or  available-for-sale.
                  Investments  classified as held-to-maturity  are investments that the Company has the ability and intent to hold to
                  maturity.   Such  investments  are  carried  at  amortized  cost.  Those   investments   which  are  classified  as
                  available-for-sale  are  carried  at fair value and  changes in  unrealized  gains and  losses  are  reported  as a component of other comprehensive income.

                  The Company has classified its mutual fund  investments held in support of a deferred  compensation  plan (see Note
                  13) as  available-for-sale.  Such  investments are carried at fair value and changes in unrealized gains and losses are reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized gains and losses on disposal of investments are determined by the specific  identification  method and are included in revenues.

         D.       Derivative Instruments
                  ----------------------

                  The Company uses derivative  instruments  which consist of equity option  contracts for risk  management  purposes, and not for  trading or  speculation.  The  Company  hedges  the market  value  fluctuations  of the GMDB  exposure embedded in its policy reserves.  Premiums paid on option  contracts are amortized into net investment  income over the terms of the  contracts.  The  options are  carried at  amortized  cost plus  intrinsic  value,  if any, at the valuation  date.  An option has intrinsic  value if it is  "in-the-money."  For a put option to be  "in-the-money,"
                  the  exercise  price  must be greater  than the value of the  underlying  index.  Changes  in  intrinsic  value are recorded as a component of the change in annuity and life  insurance  policy  reserves  consistent  with changes in the GMDB reserve.

E.       Cash Equivalents
         ----------------

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds  purchased with a maturity at date of acquisition of three months or less to be cash equivalents.

F.       Fair Values of Financial Instruments
         ------------------------------------

                  The methods and assumptions used to determine the fair value of financial instruments are as follows:

                  Fair values of fixed  maturities with active markets are based on quoted market prices.  For fixed  maturities that trade in less active markets, fair values are obtained from an independent pricing service.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Fair values of investments in mutual funds are based on quoted market prices.

                  The  intrinsic  value  portion  of the  derivative  instrument  is  determined  based on the  current  value of the underlying index.

                  The carrying value of cash and cash  equivalents  (cost)  approximates  fair value due to the short-term  nature of these investments.

                  The carrying value of short-term  borrowings  (cost)  approximates fair value due to the short-term nature of these liabilities.

                  Fair  values of certain  financial  instruments,  such as future fees  payable to parent and surplus  notes are not readily determinable and are excluded from fair value disclosure requirements.

         G.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected  at the purchase  price of  $6,000,000 less  accumulated  amortization.  The cost of the  licenses is being  amortized  on a  straight-line  basis over 40 years.

         H.       Software Capitalization
                  -----------------------

                  The Company  capitalizes  certain  costs  associated  with  internal use software in  accordance  with the American
                  Institute of Certified  Public  Accountants  Statement of Position 98-1 ("SOP 98-1"),  "Accounting for the Costs of
                  Software  Developed or Obtained for Internal Use. The SOP, which was adopted  prospectively  as of January 1, 1999, requires the  capitalization  of certain costs  incurred in connection  with  developing or obtaining  internal use software.  Prior to the adoption of SOP 98-1,  the Company  expensed all  internal  use software  related  costs as
                  incurred.   Details  of  the  capitalized  software  costs,  which  are  included  in  fixed  assets,  and  related amortization for the years ended December 31, are as follows:

                  (in thousands)                                              2000              1999
                                                                              ----              ----

                  Balance at beginning of year                               $2,920             $
                                                                             ------             -
                                                                                       -

                  Software costs capitalized during the year                  4,804
                                                                                               3,035

                  Software costs amortized during the year                      (512)           (115)
                                                                       ---      -----     ----  -----

                                                                              4,292
                                                                      -       -----
                                                                                               2,920
                                                                                               -----

                  Balance at end of year                                     $7,212
                                                                             ======
                                                                                              $2,920
                                                                                              ======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         I.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return and combined state income tax return of an upstream  company,  Skandia AFS  Development  Holding  Corporation and certain of its  subsidiaries.  In accordance with the tax sharing  agreement,  the federal and state income tax  provisions  are  computed on a separate  return basis as adjusted for consolidated items such as net operating loss carryforwards.

                  Deferred income taxes reflect the net tax effects of temporary  differences  between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         J.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges  against  contractowner  account values for mortality and expense risks,  administration  fees,  surrender charges and an annual  maintenance fee per contract.
                  Benefit  reserves for variable annuity  contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for variable  immediate annuity contracts with and without life  contingencies  consist of certain charges against  contractowner  account  values  including  mortality and expense risks and  administration  fees.  Benefit reserves for variable  immediate  annuity  contracts  represent the account value of the contracts and are included in the separate account liabilities.

                  Revenues for market value adjusted fixed annuity  contracts  consist of separate account  investment income reduced by benefit payments and changes in reserves in support of contractowner  obligations,  all of which are included in return  credited to  contractowners.  Benefit  reserves  for these  contracts  represent  the account  value of the contracts,  and are  included in the general  account  reserve for future  contractowner  benefits to the extent in excess of the separate account assets.

                  Revenues for immediate annuity  contracts without life  contingencies  consist of net investment  income.  Revenues for immediate annuity contracts with life  contingencies  consist of single premium payments  recognized as annuity considerations  when  received.  Benefit  reserves for these  contracts are based on the Society of Actuaries  1983
                  Table-a with assumed  interest  rates that vary by issue year.  Assumed  interest  rates ranged from 6.25% to 8.25%
                  at December 31, 2000 and 1999.

                  Revenues  for variable  life  insurance  contracts  consist of charges  against  contractowner  account  values for mortality and expense risk fees,  cost of insurance  fees,  taxes and surrender  charges.  Certain  contracts  also include  charges  against  premium to pay state  premium  taxes.  Benefit  reserves  for  variable  life  insurance contracts represent the account value of the contracts and are included in the separate account liabilities.

                                             AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         K.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new business,  which vary with and are primarily  related to the production of new business, are being deferred,  net of reinsurance.  These costs include commissions,  costs of contract issuance, and certain selling  expenses that vary with  production.  These costs are being amortized  generally in proportion to expected gross  profits  from  surrender  charges,  policy and asset  based fees and  mortality  and expense  margins.  This amortization is adjusted  retrospectively  and prospectively  when estimates of current and future gross profits to be realized from a group of products are revised.

                  Details of the  deferred  acquisition  costs and  related  amortization  for the years  ended  December  31, are as follows:

                          (in thousands)                                  2000             1999              1998
                                                                          ----             ----              ----

                  Balance at beginning of year                          $1,087,705          $721,507          $546,703
                                                                        ----------          --------          --------

                  Acquisition costs deferred during the year               495,103                             261,432
                                                                                             450,059

                  Acquisition costs amortized during the year             (184,616)          (83,861)          (86,628)
                                                                     ---  ---------      ------------         ---------

                                                                           310,487                             174,804
                                                                     ----  -------         ---                --------
                                                                                             366,198
                                                                                             -------

                  Balance at end of year                                $1,398,192        $1,087,705          $721,507
                                                                        ==========        ==========          ========

         L.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements  provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity  and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  The Company reinsured its exposure to market  fluctuations  associated with its GMDB liability in the first half of
                  1999 and in 1998.  Under this  reinsurance  agreement,  the Company ceded  premiums of $2,945,000  and  $5,144,000;
                  received  claim  reimbursements  of  $242,000  and  $9,000;  and,  recorded  increases/(decreases)  in  reserves of
                  ($2,763,000) and $323,000 in 1999 and 1998, respectively.

At December 31, 2000 and 1999, in accordance with the provisions of modified coinsurance agreements, the Company accrued $4,339,000 and
                  $41,000, respectively, for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         M.       Translation of Foreign Currency
                  -------------------------------

                  The  financial  position  and results of  operations  of Skandia  Vida are  measured  using  local  currency as the functional  currency.  Assets and  liabilities  are  translated  at the exchange  rate in effect at each  year-end.
                  Statements of income and  shareholder's  equity accounts are translated at the average rate  prevailing  during the year.  Translation  adjustments  arising  from the use of  differing  exchange  rates  from  period to  period  are reported as a component of other comprehensive income.

         N.       Separate Accounts
                  -----------------

                  Assets and liabilities in Separate  Accounts are included as separate  captions in the  consolidated  statements of financial  condition.  Separate  Account  assets  consist  principally  of long term bonds,  investments  in mutual funds,  short-term  securities  and  cash  and cash  equivalents,  all of which  are  carried  at fair  value.  The investments  are managed  predominately  through the Company's  investment  advisory  affiliate,  American  Skandia
                  Investment Services,  Inc. ("ASISI"),  utilizing various fund managers as sub-advisors.  The remaining  investments are  managed by  independent  investment  firms.  The  contractowner  has the option of  directing  funds to a wide variety  of  mutual  funds.  The  investment  risk  on  the  variable  portion  of  a  contract  is  borne  by  the contractowner.  A fixed  option  with a  minimum  guaranteed  interest  rate  is also  available.  The  Company  is responsible for the credit risk associated with these investments.

                  Included in Separate Account  liabilities are reserves of $1,059,987,000  and $896,205,000 at December 31, 2000 and
                  1999,  respectively,  relating to annuity  contracts  for which the  contractowner  is  guaranteed  a fixed rate of return.  Separate Account assets of  $1,059,987,000  and $896,205,000 at December 31, 2000 and 1999,  respectively, consisting of long term bonds,  short-term  securities,  transfers  due from the general  account and cash and cash equivalents are held in support of these annuity contracts, pursuant to state regulation.

         O.       Estimates
                  ---------

                  The preparation of financial  statements in conformity with accounting  principles generally accepted in the United
                  States  requires that  management  make  estimates and  assumptions  that affect the reported  amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses  during the reporting  period.  The more significant  estimates and assumptions are related to deferred  acquisition  costs and involve  policy  lapses,  investment  return and  maintenance  expenses.  Actual  results  could  differ from those estimates.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

3.       COMPREHENSIVE INCOME

         The components of comprehensive income, net of tax, for the years ended December 31 were as follows:

                           (in thousands)                                            2000          1999        1998
                                                                                     ----          ----        ----

         Net income                                                                 $64,817       $76,169    $34,767
         Other comprehensive income:
            Unrealized investment (losses) gains on
                available for sale securities                                         (1,681)       (3,438)     2,801
            Reclassification adjustment for realized losses (gains)
                included in investment income                                          2,957          (660)         88
                                                                                   ---------  -----   ----- ----------
            Net unrealized gains (losses) on securities                                1,276        (4,098)     2,889

            Foreign currency translation                                                               456        (22)
                                                                                    -------     ---------- -----------
                                                                                    (66)
                                                                                    ----

         Other comprehensive income (loss)                                             1,210        (3,642)      2,867
                                                                                   --------- --     ------- ---- -----

         Comprehensive income                                                       $66,027       $72,527     $37,634
                                                                                    =======       =======     =======

         The components of accumulated other comprehensive income, net of tax, as of December 31 were as follows:

                     (in thousands)                                                    2000          1999
                                                                                       ----          ----

        Unrealized investment gains (losses)                                          $1,021         ($255)
        Foreign currency translation                                                       82           148
                                                                               ------      --        ------

        Accumulated other comprehensive income (loss)                                 $1,103         ($107)
                                                                                      ======         ======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS

         The amortized cost,  gross  unrealized  gains/losses  and estimated fair value of  available-for-sale  and  held-to-maturity fixed  maturities and  investments in mutual funds as of December 31, 2000 and 1999 are shown below.  All securities held at
         December 31, 2000 and 1999 were publicly traded.

         Investments in fixed maturities as of December 31, 2000 consisted of the following:

                       (in thousands)                                     Available-for-Sale
                                                                          ------------------

                                                                           Gross              Gross
                                                        Amortized        Unrealized        Unrealized         Fair
                                                           Cost            Gains             Losses          Value
                                                           ----            -----             ------          -----

         U.S. Government obligations                       $206,041              $4,445           $ (11)      $210,475

         Foreign government obligations                       2,791                 195                          2,986
                                                                                                -

         Obligations of state and political
            subdivisions                                        253                   1                            254
                                                                                                -

         Corporate securities                                72,237               1,565          (1,809)        71,993
                                                      ----   ------  --           -----          -------  ----  ------

             Totals                                        $281,322              $6,206         $(1,820)      $285,708
                                                           ========              ======         ========      ========

         The amortized cost and fair value of fixed maturities, by contractual maturity, at December 31, 2000 are shown below.

                       (in thousands)                        Available-for-Sale
                                                             ------------------

                                                          Amortized           Fair
                                                            Cost             Value
                                                            ----             -----

         Due in one year or less                              $ 7,005           $ 7,018

         Due after one through five years                     157,111           158,344

         Due after five through ten years                     107,729           110,469

         Due after ten years                                    9,477             9,877
                                                      -----     -----  ------     -----

            Total                                            $281,322          $285,708
                                                             ========          ========

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS  (continued)

         Investments in fixed maturities as of December 31, 1999 consisted of the following:

                            (in thousands)                                       Available-for-Sale
                                                                                 ------------------

                                                                             Gross            Gross
                                                          Amortized       Unrealized        Unrealized         Fair
                                                             Cost            Gains             Losses          Value
                                                             ----            -----                             -----

         U.S. Government obligations                          $ 81,183            $ -           $ (678)       $ 80,505

         Obligations of state and political
            subdivisions                                           253              -                (3)           250

         Corporate securities                                  121,859              -           (4,449)        117,410

                      Totals                                  $203,295            $ -         $(5,130)        $198,165
                                                              ========            ===         ========        ========

                            (in thousands)                                      Held-to-Maturity
                                                                                ----------------

                                                                             Gross               Gross
                                                           Amortized      Unrealized        Unrealized          Fair
                                                               Cost            Gains            Losses         Value
                                                               ----            -----            ------         -----

         U.S. Government obligations                            $1,105            $ -              $ (1)        $1,104

         Corporate securities                                                       -               (15)
                                                                 2,255                                     2,240

                      Totals                                    $3,360            $ -             $(16)         $3,344
                                                                ======            ===             =====         ======

         Proceeds  from  sales of  fixed  maturities  during  2000,  1999 and 1998  were  $302,632,000,  $32,196,000,  and  $999,000,
         respectively.   Proceeds  from  maturities  during  2000,  1999  and  1998  were  $1,104,000,  $4,030,000,  and  $3,050,000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

4.       INVESTMENTS (continued)

         The cost,  gross  unrealized  gains/losses  and fair value of investments in mutual funds at December 31,  2000 and 1999 are shown below:

                    (in thousands)                                          Gross             Gross
                                                                         Unrealized        Unrealized         Fair
                                                            Cost            Gains            Losses           Value
                                                            ----            -----            ------           -----

         2000                                             $23,218           $ 372           $(3,188)           $20,402
                                                          =======           =====           ========           =======

         1999                                             $11,667          $4,763            $ (26)            $16,404
                                                          =======          ======            ======            =======

         Net realized investment gains (losses) were as follows for the years ended December 31:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities:
           Gross gains                                                      $1,002            $ 253            $ -
           Gross losses                                                     (3,450)            (228)              (1)
         Investment in mutual funds:
           Gross gains                                                       1,913              990              281
           Gross losses                                                        (153)           (437)            (181)
                                                                          ---  -----     --    -----            -----

         Totals                                                             $ (688)           $ 578            $ 99
                                                                            =======           =====            ====

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                    (in thousands)                                           2000             1999            1998
                                                                             ----             ----            ----

         Fixed maturities                                                  $13,502           $ 9,461         $ 8,534
         Cash and cash equivalents                                            5,154            2,159           1,717
         Investment in mutual funds                                               99               32          1,013
         Policy loans                                                             97               31              45
         Derivative instruments                                              (6,939)          (1,036)
                                                                             -------          -------
                                                                                                               -

         Total investment income                                            11,913            10,647          11,309

         Investment expenses                                                     257              206             179
                                                                         ------  ---    ------    ---      ------ ---

         Net investment income                                             $11,656           $10,441         $11,130
                                                                           =======           =======         =======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                       (in thousands)                                            2000             1999        1998
                                                                                 ----             ----        ----

         Current tax (benefit) expense                                         ($29,244)         $41,248      $22,384

         Deferred tax expense (benefit)                                                          (10,904)     (14,230)
                                                                                  --       -     --------     -------
                                                                                 60,023
                                                                                 ------

         Total income tax expense                                                $30,779         $30,344       $8,154
                                                                                 =======         =======       ======

         The tax effects of significant  items comprising the Company's  deferred tax balance as of December 31, 2000 and 1999 are as follows:

                      (in thousands)                                                     2000                 1999
                                                                                         ----                 ----

         Deferred tax liabilities:
             Deferred acquisition costs                                              ($411,417)             ($321,873)
             Payable to reinsurers                                                     (29,985)               (26,733)
             Future contractowner benefits                                             (11,526)
                                                                                                           -
             Internal use software                                                      (2,524)
                                                                                                               (1,022)
             Policy fees                                                                (1,551)                (1,146)
             Net unrealized gains                                                         (550)
                                                                                                           -
             Foreign exchange translation                                                  (45)                   (80)
                                                                    ---------              ----  ---------        ----

             Total                                                                    (457,598)              (350,854)
                                                                                      ---------              ---------

         Deferred tax assets:
             Net separate account liabilities
                                                                                       421,662                333,521
             Future contractowner benefits
                                                                                              -                 3,925
             Other reserve differences
                                                                                         2,675                 39,645
             Deferred compensation
                                                                                        17,869                 18,844
             Surplus notes interest
                                                                                         5,536                  5,030
             Net unrealized losses
                                                                                              -                   137
             Other
                                                                                           907                  1,478
                                                                    --------               ---                  -----

             Total
                                                                                           -
                                                                                       448,649                402,580
                                                                                       -------                -------

             Income tax (payable) receivable - deferred                             ($   8,949)
                                                                                    ===========
                                                                                                              $51,726
                                                                                                              =======

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         The income tax expense was different from the amount  computed by applying the federal  statutory tax rate of 35% to pre-tax income from continuing operations as follows:

                    (in thousands)                                                2000           1999           1998
                                                                                  ----           ----           ----

         Income (loss) before taxes
            Domestic                                                             $98,136      $109,036       $45,435
            Foreign                                                               (2,540)        (2,523)      (2,514)
                                                                                  -------    --- -------      -------
            Total                                                                  95,596      106,513         42,921

            Income tax rate                                                          35%             35%            35%
                                                                            -----    ---      ---    ---   ----     ---

         Tax expense at federal statutory income tax rate                         33,459         37,280        15,022

         Tax effect of:
            Dividend received deduction                                           (7,350)        (9,572)        (9,085)
            Losses of foreign subsidiary                                                             883           880
                                                                                 889
            Meals and entertainment                                                                  664           487
                                                                                 841
            State income taxes                                                      (524)         1,071            673
            Other                                                                   3,464             18           177
                                                                                 --------     ----------     ---------

         Income tax expense                                                    $ 30,779       $ 30,344       $ 8,154
                                                                               ========       ========       =======

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain operating costs (including  personnel,  rental of office space,  furniture,  and equipment) have been charged to the
         Company at cost by American Skandia Information Services and Technology  Corporation  ("ASIST"),  an affiliated company. The
         Company  has also  charged  operating  costs to ASISI.  The total  cost to the  Company  for  these  items was  $13,974,000,
         $11,136,000,  and $7,722,000 for the years ended December 31, 2000, 1999 and 1998,  respectively.  Income received for these items was $11,186,000, $3,919,000 and $1,355,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated  with the sales of business  through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed  were  $5,842,000  and  $1,441,000  for the years ended  December 31, 2000 and 1999.  As of December 31, 2000 and
         1999, amounts receivable under this agreement were $492,000 and $245,000, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT

         In a series of transactions  with ASI, the Company  transferred  certain rights to receive future fees and contract  charges expected to be realized on variable portions of designated blocks of deferred annuity contracts.

         The proceeds from the  transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge  period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection with these  transactions,  ASI issued  collateralized  notes in private  placements,  which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the Purchase  Agreements,  the rights  transferred  provide for ASI to receive a percentage  (60%, 80% or
         100% depending on the underlying  commission  option) of future mortality and expense charges and contingent  deferred sales charges,  after reinsurance,  expected to be realized over the remaining surrender charge period of the designated contracts
         (6 to 8 years).

         Payments  representing  fees and charges in the aggregate amount of $219,454,000,  $131,420,000 and $69,226,000 were made by the Company to the Parent for the years ended December 31, 2000, 1999 and 1998,  respectively.  Related  interest expense of
         $70,667,000,  $52,840,000  and  $22,978,000  has been included in the  statement of income for the years ended  December 31,
         2000, 1999 and 1998, respectively.

         The  Commissioner  of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the Company  becomes subject to an order of liquidation or  rehabilitation,  the  Commissioner  has the ability to stop the payments due to the Parent under the Purchase Agreement subject to certain terms and conditions.

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective          Contract Issue         Discount       Present
           Transaction         Date           Date                Period               Rate          Value
           -----------         ----           ----                ------               ----          -----

             1996-1           12/16/96         9/1/96        1/1/94  -   6/30/96       7.5%           $50,221
             1997-1            7/23/97         6/1/97        3/1/96  -   4/30/97       7.5%            58,767
             1997-2           12/30/97        12/1/97         5/1/95  - 12/31/96       7.5%            77,552
             1997-3           12/30/97        12/1/97         5/1/96  - 10/31/97       7.5%            58,193
             1998-1            6/30/98         6/1/98        1/1/97  -   5/31/98       7.5%            61,180
             1998-2           11/10/98        10/1/98        5/1/97  -   8/31/98       7.0%            68,573
             1998-3           12/30/98        12/1/98         7/1/96  - 10/31/98       7.0%            40,128
             1999-1            6/23/99         6/1/99        4/1/94  -   4/30/99       7.5%           120,632
             1999-2           12/14/99        10/1/99       11/1/98  -   7/31/99       7.5%           145,078
             2000-1            3/22/00         2/1/00        8/1/99  -   1/31/00       7.5%           169,459
             2000-2            7/18/00         6/1/00        2/1/00  -   4/30/00       7.25%           92,399
             2000-3           12/28/00        12/1/00         5/1/00  - 10/31/00       7.25%          107,291
             2000-4           12/28/00        12/1/00         1/1/98  - 10/31/00       7.25%          107,139

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO PARENT (continued)

         Expected payments of future fees payable to ASI as of December 31, 2000 are as follows:

                                                     Year Ended
               (in thousands)                        December 31,                          Amount
                                                     ------------                          ------

                                                         2001                             $164,892
                                                         2002                              169,511
                                                         2003                              165,626
                                                         2004                              151,516
                                                         2005                              128,053
                                                             2006 and thereafter           154,812
                                                                                --         -------

                                                        Total                             $934,410
                                                                                          ========

9.       LEASES

         The Company leases office space under a lease  agreement  established in 1989 with ASIST.  The Company  entered into a lease agreement for office space in Westminster,  Colorado,  effective  January 1, 2001. Lease expense for 2000, 1999 and 1998 was
         $6,593,000,  $5,003,000  and  $3,588,000  respectively.  Future  minimum  lease  payments  per year and in  aggregate  as of
         December 31, 2000 are as follows:

                 (in thousands)          2001                              $6,487
                                         2002                               8,032
                                         2003                               8,098
                                         2004                               8,209
                                         2005                               8,756
                                         2006 and thereafter               51,922
                                                                       -----------

                                         Total                            $91,504
                                                                       ===========

10.      RESTRICTED ASSETS

         To comply with certain state insurance  departments'  requirements,  the Company  maintains cash, bonds and notes on deposit with various  states.  The carrying value of these  deposits  amounted to $4,636,000 and $4,868,000 as of December 31, 2000,
         and 1999,  respectively.  These  deposits are required to be  maintained  for the  protection of  contractowners  within the individual states.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

11.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis shareholder's equity was $342,804,000 and $286,385,000 at December 31, 2000 and 1999, respectively.

         The statutory  basis net income for the year ended December 31, 2000 was  $11,550,000,  as compared to losses of $17,672,000 and $13,152,000 for the years ended December 31, 1999 and 1998, respectively.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without  prior approval of the state  insurance  department  is subject to  restrictions  relating to  statutory  surplus and net gain from operations.  At December 31, 2000, no amounts may be distributed without prior approval.

         On November 8, 1999,  the Board of Directors  authorized the Company to increase the par value of its capital stock from $80 per share to $100 per share in order to comply with  minimum  capital  levels as required by the  California  Department  of
         Insurance.  This  transaction  resulted in a corresponding  decrease in paid in and contributed  surplus of $500,000 and had no effect on capital and surplus.

12.      STATUTORY ACCOUNTING PRACTICES

         The National  Association of Insurance  Commissioners  ("NAIC") revised the Accounting  Practices and Procedures Manual in a process  referred to as  Codification.  The State of Connecticut has adopted the provisions of the revised manual,  which is effective January 1, 2001. The revised manual has changed, to some extent,  prescribed  statutory  accounting  practices and will  result in  changes  to the  accounting  practices  that the  Company  uses to prepare  its  statutory-basis  financial statements.  The  adoption of the revised  accounting  practices is not  expected to have a material  adverse  effect on the
         Company's statutory-basis capital and surplus.

13.      EMPLOYEE BENEFITS

         The  Company  has a 401(k)  plan for  which  substantially  all  employees  are  eligible.  Under  this  plan,  the  Company contributes  3% of salary  for all  participating  employees  and  matches  employee  contributions  at a 50% level up to an additional 3% Company  contribution.  Company  contributions  to this plan on behalf of the  participants  were  $3,734,000,
         $3,164,000 and $2,115,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The Company  has a deferred  compensation  plan,  which is  available  to the  internal  field  marketing  staff and certain officers.  Company  contributions  to this plan on behalf of the participants  were $399,000,  $193,000 and $342,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

         The  Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers  and other  personnel.  The Company and certain  affiliates  also have a profit  sharing  program  which benefits all employees  below the officer level.  These programs  consist of multiple plans with new plans  instituted  each year.  Generally,  participants  must remain employed by the Company or its affiliates at the time such units are payable in order to  receive  any  payments  under the  programs.  The  accrued  liability  representing  the value of these  units was
         $31,632,000  and  $42,619,000  as of  December  31,  2000  and  1999,  respectively.  Payments  under  these  programs  were
         $13,542,000, $4,079,000 and $2,407,000 for the years ended December 31, 2000, 1999, and 1998, respectively.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                       (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

14.      REINSURANCE

         The effect of reinsurance for the years ended December 31, 2000, 1999 and 1998 is as follows:

         (in thousands)                                       2000
                                                              ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $477,802                      $45,784                      $13,607
        Ceded                              (53,224)                        (766)                      (4,561)
                                ---        --------           ------       -----           ---        -------
        N et                             $424,578                      $45,018                      $ 9,046
                                         ========                      =======                      =======

                                                                 1999
                                                                 ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $326,670                       $4,151                      ($1,382)
        Ceded                              (36,681)                      (1,073)                       (257)
                                ---        --------             -        -------          ----         -----
        Net                              $289,989                       $3,078                      ($1,639)
                                         ========                       ======                      ========

                                                                 1998
                                                                 ----

                                Annuity and Life Insurance   Change in Annuity and Life          Return Credited
                                     Charges and Fees                 Insurance                to Contractowners
                                     ----------------                                          -----------------
                                                                   Policy Reserves
                                                                   ---------------

        Gross                            $215,425                       $ 691                       ($8,921)
        Ceded                             (29,214)                         362                             (9)
                                --        --------           -----         ---            ---------        ---
        Net                              $186,211                      $1,053                       ($8,930)
                                         ========                      ======                       ========

         In December 2000,  the Company  entered into a modified  coinsurance  agreement  with SICL  effective  January 1996.  During
         2000, ceded premiums received net of commission  expenses and reserve  adjustments were  $10,360,000.  At December 31, 2000,
         $6,109,000 was payable to SICL under this agreement.

         Such ceded  reinsurance  does not relieve the Company of its  obligations to  policyholders.  The Company  remains liable to its  policyholders  for the portion  reinsured to the extent that any reinsurer does not meet its obligations  assumed under the reinsurance agreements.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

15.      SURPLUS NOTES

The Company has issued surplus notes to its Parent in exchange for cash.  Surplus notes outstanding as of December 31, 2000 and 1999 were as follows:

              (in thousands)
                                                                                            Interest for the
         ---------------------------------
                                            Interest       2000         1999           Years Ended December 31,
         ---------------------------------
                 Issue Date                   Rate        Amount       Amount         2000       1999        1998
                 ----------                   ----        ------       ------         ----       ----        ----
         ---------------------------------

         ---------------------------------
         December 29, 1993                   6.84%                                           -           -     1,387
                                                      -             -
         ---------------------------------
         February 18, 1994                   7.28%                         10,000         732         738         738
                                                      -
         ---------------------------------
         March 28, 1994                      7.90%                         10,000         794         801         801
                                                      -
         ---------------------------------
         September 30, 1994                  9.13%          15,000         15,000       1,392       1,389       1,389
         ---------------------------------
         December 28, 1994                   9.78%                              -           -       1,308       1,388
                                                           -
         ---------------------------------
         December 19, 1995                   7.52%          10,000         10,000         765         762         762
         ---------------------------------
         December 20, 1995                   7.49%          15,000         15,000       1,142       1,139       1,139
         ---------------------------------
         December 22, 1995                   7.47%           9,000          9,000         684         682         682
         ---------------------------------
         June 28, 1996                       8.41%          40,000         40,000       3,420       3,411       3,411
         ---------------------------------
         December 30, 1996                   8.03%          70,000         70,000       5,715       5,698       5,699
                                                      ---   ------  ---    ------ ---   ----- ---   ----- ---   -----
         ---------------------------------

         ---------------------------------
         Total                                            $159,000       $179,000     $14,644     $15,928     $17,396
                                                          ========       ========     =======     =======     =======
         ---------------------------------

         Surplus notes for  $10,000,000  dated  February 18, 1994 and  $10,000,000  dated March 28, 1994 were converted to additional paid-in  capital on December 27, 2000. A surplus note for  $14,000,000  dated  December 28, 1994 was converted to additional paid-in capital on December 10, 1999.  All surplus notes mature seven years from the issue date.

         Payment of interest and  repayment of principal  for these notes is subject to certain  conditions  and require  approval by the  Insurance  Commissioner  of the State of  Connecticut.  At December  31, 2000 and 1999,  $15,816,000  and  $14,372,000,
         respectively, of accrued interest on surplus notes was not approved for payment under these criteria.

16.      SHORT-TERM BORROWING

         The Company had a  $10,000,000  short-term  loan  payable to ASI at December  31, 2000 and 1999 as part of a revolving  loan agreement.  The loan has an  interest  rate of 7.13% and  matures  on March 12,  2001.  The total  interest  expense  to the
         Company was  $687,000,  $585,000  and  $622,000 and for the years ended  December  31,  2000,  1999 and 1998,  respectively.
         Accrued interest payable was $222,000 and $197,000 as of December 31, 2000 and 1999, respectively.

17.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately 99% of the Company's  separate account  liabilities are subject to discretionary  withdrawal by contractowners at market value or with market value  adjustment.  Separate  account  assets which are carried at fair value are adequate to pay such withdrawals  which are generally  subject to surrender  charges ranging from 10% to 1% for contracts held less than
         10 years.

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

18.      SEGMENT REPORTING

         In recent  years,  in order to complete  the array of products  offered by the  Company  and its  affiliates  to meet a wide variety of financial  planning,  the Company  developed the variable life  insurance and qualified  retirement  plan annuity products.  Assets under  management  and sales for the products  other than  variable  annuities  have not been  significant enough to warrant full  segment  disclosures  as required by SFAS 131,  "Disclosures  about  Segments of an  Enterprise  and
         Related Information."

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                     (a wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                        Notes to Consolidated Financial Statements (continued)

19.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

        (in thousands)                                                     Three months Ended
                                                                           ------------------

                                                          March 31      June 30          September 30      December 31
                                                          --------      -------          ------------      -----------
                          2000
                          ----
        Premiums and other insurance
           revenues                                       $137,255          $139,317         $147,923         $136,159
        Net investment income                                2,876                                                 966
                                                                               3,628            4,186
        Net realized capital gains (losses)                    729            (1,436)            (858)             877
                                                  -------      ---  ---       ------- -----      ----- -------     ---
        Total revenues                                     140,860           141,509                           138,002
                                                                                              151,251
        Benefits and expenses                              106,641           121,356                           110,515
                                                           -------        -- -------         --                -------
                                                                                              137,514
                                                                                              -------
        Pre-tax net income                                  34,219            20,153                            27,487
                                                                                               13,737
        Income taxes                                        10,038                                              12,349
                                                  --        ------          ----               ----    --       ------
                                                                               5,225            3,167
                                                                               -----            -----
        Net income                                         $24,181           $14,928                           $15,138
                                                           =======           =======                           =======
                                                                                              $10,570
                                                                                              =======

                          1999
                          ----
        Premiums and other insurance
           revenues                                        $78,509           $88,435          $97,955         $111,443
        Net investment income                                2,654                                               2,210
                                                                               2,842            2,735
        Net realized capital gains                             295                                                  52
                                                  -------      ---                            -------  ---------    --
                                                                                  25              206
                                                                    --------      --              ---
        Total revenues                                      81,458            91,302          100,896          113,705
        Benefits and expenses                               64,204            67,803                            77,244
                                                  --        ------          --------          --       --       ------
                                                                                               71,597
                                                                                               ------
        Pre-tax net income                                  17,254            23,499                            36,461
                                                                                               29,299
        Income taxes                                         3,844                                              11,460
                                                  -----      -----         -----             -----     --       ------
                                                                               7,142            7,898
                                                                               -----            -----
        Net income                                        $ 13,410          $ 16,357         $ 21,401         $ 25,001
                                                          ========          ========         ========         ========

                          1998
                          ----
        Premiums and other insurance
           revenues                                        $50,593           $57,946          $62,445          $67,327
        Net investment income                                3,262             2,410                             2,989
                                                                                                2,469
        Net realized capital gains (losses)                    156                13
                                                  -------      ---   ---------    --           ------
                                                                                                  (46)             (24)
                                                                                                  ----             ----
        Total revenues                                      54,011            60,369           64,868           70,292
        Benefits and expenses                               46,764            42,220           48,471           69,164
                                                  --        ------  ---       ------         --------         - ------
        Pre-tax net income                                   7,247            18,149           16,397            1,128
        Income taxes                                         1,175             4,174
                                                  ----       -----  ----       -----         ----
                                                                                                2,223              582
                                                                                                -----              ---
        Net income                                          $6,072           $13,975          $14,174            $ 546
                                                            ======           =======          =======            =====

                                                       FINANCIAL STATEMENTS FOR
                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT F

                                                                                                           Independent Auditor's Report

       To the Contractowners of
       American Skandia Life Assurance Corporation
       Variable Account F and the
       Board of Directors and Shareholder of
       American Skandia Life Assurance Corporation
       Shelton, Connecticut

We have audited the accompanying  statement of assets and contractowners'  equity of the fifty-four  sub-accounts of American Skandia Life Assurance  Corporation Variable Account F, referred to in Note 1, as of December 31, 2000 and 1999, and the related statement of operations for the year ended December 31, 2000 and statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial  statements are the  responsibility of the Company's  management.
Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements referred to above present fairly, in all material respects,  the financial position of the fifty-four  sub-accounts of American Skandia Life Assurance  Corporation  Variable Account F, referred to in
Note 1, at December 31, 2000, the results of their operations for the year then ended, and changes in their net assets for the years ended December 31, 2000 and 1999 in conformity with accounting  principles  generally  accepted in the United
States.

/s/Ernst & Young

Hartford, Connecticut
February 2, 2001

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF ASSETS AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------    -----------------------------------------------------------------------------------

                                        ASSETS                                                                                          LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):                                                                                    Payable to American Skandia Trust                                        $ 194,423
                                                                                                                                                                                             ---------------
            AIM International Equity Portfolio - 59,626 shares ( cost $1,307,094)                        $ 1,314,167                               Total Liabilities                                194,423
            AIM Balanced Portfolio - 110,516 shares ( cost $1,561,478)                                     1,469,864
            American Century Income & Growth Portfolio - 163,427 shares ( cost $2,308,523)                 2,127,821
            Alliance Growth & Income Portfolio - 137,395 shares ( cost $2,835,984)                         2,937,508
            Lord Abbett Small Cap Value Portfolio - 41,374 shares ( cost $501,355)                           601,992
            JanCap Growth Portfolio - 273,054 shares ( cost $12,818,236)                                   9,578,741
            Money Market Portfolio - 10,728,167 shares ( cost $10,728,167)                                10,728,167                     NET ASSETS
            Neuberger & Berman Midcap Value Portfolio - 100,201 shares ( cost $1,501,857)                  1,688,394                                                                 Unit
            Neuberger & Berman Midcap Growth Portfolio - 106,900 shares ( cost $2,697,331)                 2,312,251     Contractowners' Equity                         Units        Value
            Federated High Yield Portfolio - 95,209 shares ( cost $1,029,421)                                924,482
            T. Rowe Price Asset Allocation Portfolio - 28,438 shares ( cost $519,705)                        515,303           AST - AIM International Equity             115,322     11.40    $ 1,314,167
            T. Rowe Price Global Bond Portfolio - 7,372 shares ( cost $67,060)                                69,296           AST - AIM Balanced                         126,271     11.64      1,469,864
            American International Growth II Portfolio - 14,835 shares ( cost $209,382)                      183,948           AST - American Century Income & Growth     195,150     10.90      2,127,821
            T. Rowe Price Natural Resources Portfolio - 13,271 shares ( cost $189,249)                       218,975           AST - Alliance Growth & Income             241,867     12.15      2,937,508
            Gabelli Small Cap Value Portfolio - 62,858 shares ( cost $773,750)                               818,414           AST - Lord Abbett Small Cap Value           47,093     12.78        601,992
            Janus Small Cap Growth Portfolio - 75,817 shares ( cost $2,875,347)                            1,539,078           AST - JanCap Growth                        687,544     13.93      9,578,741
            PIMCO Total Return Bond Portfolio - 205,320 shares ( cost $2,324,631)                          2,381,713           AST - Money Market                         968,500     11.08     10,728,167
            PIMCO Limited Maturity Bond Portfolio - 51,860 shares ( cost $557,985)                           574,606           AST - Neuberger & Berman Midcap Value      131,349     12.85      1,688,394
            INVESCO Equity Income Portfolio - 120,162 shares ( cost $2,111,363)                            2,113,645           AST - Neuberger & Berman Midcap Growth     159,662     14.48      2,312,251
            Alliance Growth - 114,085 shares ( cost $2,167,749)                                            1,728,395           AST - Federated High Yield                 104,857      8.82        924,482
            Janus Overseas Growth Portfolio - 116,666 shares ( cost $2,908,822)                            2,183,990           AST - T. Rowe Price Asset Allocation        44,929     11.47        515,303
            American Century Strategic Balanced Portfolio - 45,539 shares ( cost $649,666)                   623,881           AST - T. Rowe Price Global Bond              7,051      9.83         69,296
            American Century International Growth Portfolio - 59,175 shares ( cost $1,052,552)             1,074,613          AST-American Century International Growth II 17,445     10.54        183,948
            Marsico Capital Growth Portfolio - 344,708 shares ( cost $6,724,342)                           6,239,210           AST - T. Rowe Price Natural Resources       16,822     13.02        218,975
            Cohen & Steers Realty Portfolio - 47,329 shares ( cost $435,202)                                 481,811           AST - Gabelli Small Cap Value               79,494     10.30        818,414
            Sanford Bernstein Managed Index 500  Portfolio - 182,247 shares ( cost $2,460,601)             2,301,783           AST - Janus Small Cap Growth               123,085     12.50      1,539,078
            Kemper Small Cap Portfolio - 140,108 shares ( cost $1,928,644)                                 1,642,067           AST - PIMCO Total Return Bond              209,564     11.37      2,381,713
            MFS Growth Portfolio - 46,182 shares ( cost $524,089)                                            487,681           AST - PIMCO Limited Maturity Bond           50,998     11.27        574,606
            MFS Growth with Income Portfolio - 34,323 shares ( cost $366,541)                                361,423           AST - INVESCO Equity Income                181,236     11.66      2,113,645
            Founders Passport Portfolio - 66,009 shares ( cost $1,192,912)                                   983,532           AST - Alliance Growth                      135,616     12.74      1,728,395
            MFS Global Equity Portfolio - 20,098 shares ( cost $209,283)                                     205,605           AST - Janus Overseas Growth                174,667     12.50      2,183,990
            Alger All-Cap Growth Portfolio - 185,404 shares ( cost $1,496,871)                             1,268,166           AST - American Century Strategic Balanced   53,296     11.71        623,881
            Janus Mid Cap Growth Portfolio - 86,201 shares ( cost $787,407)                                  572,377           AST - American Century International Growth 84,389     12.73      1,074,613
            Alger Growth Portfolio - 226,053 shares ( cost $2,258,837)                                     2,152,023           AST - Marsico Capital Growth               438,963     14.21      6,239,210
            Alger Mid Cap Growth Portfolio - 164,642 shares ( cost $1,645,709)                             1,608,551           AST - Cohen & Steers Realty                 42,949     11.22        481,811
            Gabelli All Cap Value Portfolio - 1,038 shares ( cost $10,361)                                    10,470           AST - Sanford Bernstein Managed Index 500  192,685     11.95      2,301,783
            Janus Strategic Value Portfolio - 474 shares ( cost $4,638)                                        4,664           AST - Kemper Small Cap                     136,357     12.04      1,642,067
            Kinetics Internet Portfolio - 78 shares ( cost $785)                                                 625           AST - MFS Growth                            46,822     10.42        487,681
            Scudder Japan Portfolio - 0 shares ( cost $0)                                                          -           AST - MFS Growth & Income                   34,771     10.39        361,423
            Lord Abbett Bond Debenture Portfolio - 0 shares ( cost $0)                                             -           AST - Founders Passport                     84,408     11.65        983,532
            Federated Aggressive Growth Portfolio - 0 shares ( cost $0)                                            -           AST - MFS Global Equity                  20,345.43     10.11        205,605
      The Alger American Fund ( AAF ):                                                                                         AST - Alger All-Cap Growth              187,560.95      6.76      1,268,166
            Growth Portfolio - 0 shares ( cost $0)                                                                 -           AST - Janus Mid Cap Growth               86,874.94      6.59        572,377
            Midcap Growth Portfolio - 0 shares ( cost $0)                                                          -           AST - Alger Growth                      226,411.77      9.50      2,152,023
      Evergreen Funds:                                                                                                         AST - Alger Mid-Cap Growth              164,902.87      9.75      1,608,551
            VA Global Leaders Fund - 4,174 shares ( cost $62,248)                                             60,104           AST - Gabelli All Cap Value               1,040.01     10.07         10,470
            VA Special Equity Fund - 16,601 shares ( cost $186,861)                                          176,141           AST - Janus Strategic Value                 474.55      9.83          4,664
      INVESCO Variable Investment Funds ( INVESCO ):                                                                           AST - Kinetics Internet                      78.02      8.01            625
            VIF Technology Fund - 90,992 shares ( cost $3,861,615)                                         2,581,429           AST - Scudder Japan                              -         -              -
            VIF Financial Sevices Fund - 69,685 shares ( cost $864,802)                                      964,441           AST - Lord Abbett Bond Debenture                 -         -              -
            VIF Telecommunications Fund - 91,495 shares ( cost $1,561,866)                                 1,108,006           AST - Federated Aggressive Growth                -         -              -
            VIF Health Sciences Fund - 108,572 shares ( cost $2,205,079)                                   2,268,072           AAF - Growth                                     -         -              -
            VIF Dynamics Fund - 61,180 shares ( cost $1,301,672)                                           1,114,086           AAF - Midcap Growth                              -         -              -
      Montgomery Variable Series ( Montgomery ):                                                                               Evergreen - VA Global Leaders             5,715.25     10.52         60,104
            Emerging Markets Portfolio - 31,411 shares ( cost $300,865)                                      243,747           Evergreen - VA Special Equity            16,243.47     10.84        176,141
      Rydex Inc.:                                                                                                              INVESCO - VIF Technology                   212,197     12.17      2,581,429
            Rydex Nova Portfolio - 4,757 shares ( cost $65,554)                                               66,076           INVESCO - VIF Financial Services            67,071     14.38        964,441
            Rydex Ursa Portfolio - 1,700 shares ( cost $10,352)                                               10,353           INVESCO - VIF Telecommunications           102,595     10.80      1,108,006
            Rydex OTC Portfolio - 4,984 shares ( cost $134,202)                                              113,779           INVESCO - VIF Health Sciences              153,071     14.82      2,268,072
                                                                                                                               INVESCO - VIF Dynamics                      86,185     12.93      1,114,086
                                                                                       ------------------------------
                          Total Invested Assets                                                           74,735,466            Montgomery Emerging Markets                 28,445      8.57        243,747
                                                                                                                                Rydex Nova                                   7,309      9.04         66,076
                                                                                                                                Rydex Ursa                                     971     10.66         10,353
Receivable from American Skandia Life Assurance Corporation                                                  186,653            Rydex OTC                                   16,988      6.70        113,779
Receivable from Montgomery                                                                                       218
                                                                                                                                                                                             ---------------
Receivable from Evergreen                                                                                        190                               Total Contractowners' Equity                  74,735,466
Receivable from INVESCO                                                                                        7,222
Receivable from Rydex                                                                                            140

                                                                                       ------------------------------
                          Total Receivables                                                                  194,423

                                                                                       ------------------------------                                                                        ---------------
                          Total Assets                                                                  $ 74,929,889                               Total Liabilities & Contractowner's Equity  $ 74,929,889
                                                                                       ==============================                                                                        ===============

---------------------------------------------------------------------------------------------------------------------    -----------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        Class 6 Sub-account Investing In:                                          Class 6 Sub-account Investing In:                                     Class 6 Sub-account Investing In:                                         Class 6 Sub-account Investing In:                                        Class 6 Sub-account Investing In:
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                                                                                                                                                                                           AST-American
                                                                                              AST - AIM                                                                                                                   AST - Neuberger     AST - Neuberger                                                                Century
                                                                                            International      AST - AIM     AST- American Century  AST- Alliance    AST- Lord Abbett        AST              AST             & Berman            & Berman       AST-Federated  AST-T. Rowe Price  AST-T. Rowe Price       International AST-T. Rowe Price  AST-Gabelli      AST-Janus         AST-PIMCO         AST-PIMCO Limited   AST-INVESCO
                                                                              Total            Equity           Balanced        Income & Growth    Growth & Income   Small Cap Value    JanCap Growth     Money Market      Midcap Value       Midcap Growth       High Yield     Asset Allocation    Global Bond           Growth II    Natural Resources  Small Cap Value  Small Cap Growth  Total Return Bond   Maturity Bond     Equity Income
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                 $ 665,505           $ 1,007          $ 9,305               $ 4,779         $ 14,497               $ -          $ 10,736        $ 420,723            $ 1,252                 $ -          $ 65,466          $ 7,427             $ 189             $ 189            $ 820             $ 1,685              $ -          $ 67,671          $ 39,188          $ 20,571
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)        (364,111)           (8,052)          (9,203)              (15,828)         (23,260)           (3,516)         (114,711)         (76,107)            (8,438)            (17,760)           (8,523)          (4,575)             (380)           (1,701)          (1,630)             (5,236)         (25,641)          (16,885)           (6,652)          (16,013)
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                      301,394            (7,045)             102               (11,049)          (8,763)           (3,516)         (103,975)         344,616             (7,186)            (17,760)           56,943            2,852              (191)           (1,512)            (810)             (3,551)         (25,641)           50,786            32,536             4,558
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                         58,857,275         7,503,375          252,123               380,933          691,151           149,484         6,477,710       31,721,428            564,007           1,637,352           262,251           79,700             2,173            35,256          152,748           2,380,121          885,829         4,073,390         1,364,304           243,940
   Cost of Securities Sold                                                     58,648,843         7,761,826          241,996               394,651          748,646           128,126         6,456,959       31,721,428            501,543           1,575,695           298,345           75,530             2,343            35,917          143,040           2,327,867          602,001         4,017,574         1,366,375           248,981

                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                            208,432          (258,451)          10,127               (13,718)         (57,495)           21,358            20,751                -             62,464              61,657           (36,094)           4,170              (170)             (661)           9,708              52,254          283,828            55,816            (2,071)           (5,041)
   Capital Gain Distributions Received                                          1,382,890            64,992           31,346                51,314          167,805                 -           698,720                -              1,507              14,887                 -            2,983                 -             9,072                -              14,677          245,244                 -                 -            80,343
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                        1,591,322          (193,459)          41,473                37,596          110,310            21,358           719,471                -             63,971              76,544           (36,094)           7,153              (170)            8,411            9,708              66,931          529,072            55,816            (2,071)           75,302
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                          2,481,476            20,893           32,731                41,506           66,452             6,877         1,467,017                -             17,291             113,016             4,072           13,540                40            11,355             (755)              3,428          641,965             2,268            13,073            26,707
   End of Period                                                               (4,819,554)            7,073          (91,615)             (180,702)         101,524           100,637        (3,239,494)               -            186,537            (385,080)         (104,939)          (4,403)            2,236           (25,434)          29,726              44,664       (1,336,269)           57,082            16,621             2,282
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                     (7,301,030)          (13,820)        (124,346)             (222,208)          35,072            93,760        (4,706,511)               -            169,246            (498,096)         (109,011)         (17,943)            2,196           (36,789)          30,481              41,236       (1,978,234)           54,814             3,548           (24,425)
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ (5,408,314)       $ (214,324)       $ (82,771)           $ (195,661)       $ 136,619         $ 111,602      $ (4,091,015)       $ 344,616          $ 226,031          $ (439,312)        $ (88,162)        $ (7,938)          $ 1,835         $ (29,890)        $ 39,379           $ 104,616     $ (1,474,803)        $ 161,416          $ 34,013          $ 55,435
                                                                        ===========================================================================================================================================================================================================================================================================================================================================================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        Class 6 Sub-account Investing In:                                          Class 6 Sub-account Investing In:                                     Class 6 Sub-account Investing In:                                         Class 6 Sub-account Investing In:                                        Class 6 Sub-account Investing In:
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             AST-American      AST-American                             AST-Cohen
                                                                         AST-Alliance      AST-Janus         Century           Century                AST-Marsico        & Steers     AST-Sanford Bernstein   AST-Kemper        AST-MFS           AST-MFS         AST-Founders          AST-MFS        AST-Alger         AST-Janus          AST-Alger        AST-Alger          AST-Gabelli      AST-Janus         AST-Kinetics     AST-Scudder
                                                                            Growth        Overseas Growth   Strategic Balanced  International Growth   Capital Growth       Realty       Managed Index 500    Small Cap           Growth         Growth & Income       Passport       Global Equity    All-Cap Growth    Mid-Cap Growth        Growth        Mid-Cap Growth     All Cap Value    Strategic Value      Internet            Japan
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                       $ -          $ 10,426          $ 5,667                   $ -              $ -           $ 2,213          $ 10,737              $ -                $ 6                $ 48               $ -             $ 27               $ -               $ -              $ -                 $ -              $ -               $ -               $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)          (9,958)          (28,891)          (5,801)               (4,711)         (59,139)           (2,455)          (26,031)          (9,643)            (1,420)             (1,388)           (7,517)            (484)           (4,508)           (2,095)          (1,432)               (986)              (1)                -                (1)                -
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                       (9,958)          (18,465)            (134)               (4,711)         (59,139)             (242)          (15,294)          (9,643)            (1,414)             (1,340)           (7,517)            (457)           (4,508)           (2,095)          (1,432)               (986)              (1)                -                (1)                -
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          1,385,045           870,022           57,687             6,028,724        1,647,959           250,197         1,672,915          517,782             35,912             136,554         2,251,888           98,988           201,126            88,139           42,117              36,321              620                 2                30           142,515
   Cost of Securities Sold                                                      1,302,465           592,873           58,562             6,082,750        1,320,732           228,750         1,692,156          633,920             33,447             133,352         2,482,944           99,890           252,731           109,828           42,595              38,727              620                 2                34           141,418

                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                             82,580           277,149             (875)              (54,026)         327,227            21,447           (19,241)        (116,138)             2,465               3,202          (231,056)            (902)          (51,605)          (21,689)            (478)             (2,406)               -                 -                (4)            1,097
   Capital Gain Distributions Received                                             27,410            14,607           22,235                 6,202          105,310                 -           127,736            2,158                  -                   -            36,342                -                 -                 -                -                   -                -                 -                 -                 -
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                          109,990           291,756           21,360               (47,824)         432,537            21,447           108,495         (113,980)             2,465               3,202          (194,714)            (902)          (51,605)          (21,689)            (478)             (2,406)               -                 -                (4)            1,097
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                             64,908           432,071           18,724                15,664          743,008             1,684           147,295            1,404              2,366                 293            25,093                -                 -                 -                -                   -                -                 -                 -                 -
   End of Period                                                                 (439,355)         (724,833)         (25,785)               22,061         (485,132)           46,609          (158,818)        (286,577)           (36,407)             (5,118)         (209,380)          (3,678)         (228,704)         (215,030)        (106,815)            (37,158)             109                26              (160)                -
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                       (504,263)       (1,156,904)         (44,509)                6,397       (1,228,140)           44,925          (306,113)        (287,981)           (38,773)             (5,411)         (234,473)          (3,678)         (228,704)         (215,030)        (106,815)            (37,158)             109                26              (160)                -
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ (404,231)       $ (883,613)       $ (23,283)            $ (46,138)      $ (854,742)         $ 66,130        $ (212,912)      $ (411,604)         $ (37,722)           $ (3,549)       $ (436,704)        $ (5,037)       $ (284,817)       $ (238,814)      $ (108,725)          $ (40,550)           $ 108              $ 26            $ (165)          $ 1,097
                                                                        ===========================================================================================================================================================================================================================================================================================================================================================================

                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                        Class 6 Sub-account Investing In:                                          Class 6 Sub-account Investing In:                                     Class 6 Sub-account Investing In:                                         Class 6 Sub-account Investing In:
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                                                                                                                                         Montgomery
                                                                               AAF               AAF           Evergreen           Evergreen           INVESCO           INVESCO           INVESCO              INVESCO                  INVESCO          Emerging             Rydex            Rydex             Rydex
                                                                             Growth         Midcap Growth   VA Global Leader   VA Special Equity    VIF Technology  VIF Financial Services VIF Telecommunications   VIF Health Sciences  VIF Dynamics       Markets             Nova              Ursa              OTC
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                       $ -               $ -            $ 286                   $ -              $ -              $ 42              $ 46            $ 196                $ -                 $ -               $ -              $ -               $ -
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)         (24,579)          (14,384)            (287)                 (353)         (17,776)           (3,518)           (9,906)          (7,313)            (4,759)             (2,252)              (16)               -               (27)
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                      (24,579)          (14,384)              (1)                 (353)         (17,776)           (3,476)           (9,860)          (7,117)            (4,759)             (2,252)              (16)               -               (27)
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                          2,709,072         1,864,479          115,361                 2,143        1,734,159           171,182           875,506          874,081            506,292             300,503               471           65,559            10,860
   Cost of Securities Sold                                                      3,060,354         1,836,443          114,268                 2,474        1,721,030           154,021           960,257          842,395            499,388             316,481               529           62,747            15,165

                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
       Net Gain (Loss)                                                           (351,282)           28,036            1,093                  (331)          13,129            17,161           (84,751)          31,686              6,904             (15,978)              (58)           2,812            (4,305)
   Capital Gain Distributions Received                                            299,471           162,551                -                     1            5,727               658             3,205            1,966              1,125                   -                 -                -                 -
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS)                                                          (51,811)          190,587            1,093                  (330)          18,856            17,819           (81,546)          33,652              8,029             (15,978)              (58)           2,812            (4,305)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                            220,860            98,673                -                     -           25,574               209             4,283              424              1,841              10,798                 -                -                 -
   End of Period                                                                       66                 -           (2,144)              (10,720)      (1,280,186)           99,639          (453,860)          62,993           (187,586)            (57,118)              522                1           (20,422)
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET UNREALIZED GAIN (LOSS)                                                       (220,794)          (98,673)          (2,144)              (10,720)      (1,305,760)           99,430          (458,143)          62,569           (189,427)            (67,916)              522                1           (20,422)
                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ (297,184)         $ 77,530         $ (1,052)            $ (11,403)    $ (1,304,680)        $ 113,773        $ (549,549)        $ 89,104         $ (186,157)          $ (86,146)            $ 448          $ 2,813         $ (24,754)
                                                                        =============================================================================================================================================================================================================================================

                                                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AST - AIM International               AST - AIM Balanced                   AST - American Century            AST - Alliance                             AST - Lord Abbett                   AST                                  AST                              AST - Neuberger & Berman
                                                         Total                         Equity Portfolio                      Portfolio                         Income & Growth                                  Growth & Income                     Small Cap Value               JanCap Growth                         Money Market                       Midcap Value
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                      Year Ended       Year Ended         Year Ended      Year Ended         Year Ended      Year Ended           Year Ended          Year Ended          Year Ended       Year Ended         Year Ended       Year Ended          Year Ended        Year Ended          Year Ended      Year Ended         Year Ended      Year Ended
                                                     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2000    Dec. 31, 1999     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2000        Dec. 31, 1999       Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2000     Dec. 31, 1999      Dec. 31, 2000    Dec. 31, 1999     Dec. 31, 2000    Dec. 31, 1999
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ 301,394         $ 15,648           $ (7,045)         $ (608)             $ 102          $ (825)             $ (11,049)             $ (897)         $ (8,763)        $ (3,242)          $ (3,516)           $ (304)         $ (103,975)        $ (19,842)         $ 344,616        $ 69,500           $ (7,186)         $ (108)
     Net Realized Gain (Loss)                             1,591,322          519,209           (193,459)         50,035             41,473            (366)                37,596               1,900           110,310            9,423             21,358               441             719,471           151,615                  -               -             63,971         (12,175)
     Net Unrealized Gain (Loss) On Investments           (7,301,030)       4,183,388            (13,820)         16,373           (124,346)         32,518               (222,208)             40,818            35,072           61,330             93,760             6,594          (4,706,511)        1,419,033                  -               -            169,246          15,681
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                  (5,408,314)       4,718,245           (214,324)         65,800            (82,771)         31,327               (195,661)             41,821           136,619           67,511            111,602             6,731          (4,091,015)        1,550,806            344,616          69,500            226,031           3,398
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                 57,019,039       26,390,850            798,633          35,637            454,775         184,679                767,437             160,648           703,271          575,012            179,506            46,463           3,675,894         2,106,542         32,929,780      16,273,464            564,108         173,443
     Net Transfers Between Sub-accounts                           -                -                  -               -                  -               -                      -                   -                 -                -                  -                 -                   -                 -                  -               -                  -               -
     Surrenders                                          (2,849,646)        (327,216)           479,230         122,464            788,044          89,789                926,535             418,921           850,446          543,676            220,782            25,242           2,424,325         3,610,343        (26,935,846)    (11,984,872)           612,700          68,136
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  54,169,393       26,063,634          1,277,863         158,101          1,242,819         274,468              1,693,972             579,569         1,553,717        1,118,688            400,288            71,705           6,100,219         5,716,885          5,993,934       4,288,592          1,176,808         241,579
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  48,761,079       30,781,879          1,063,539         223,901          1,160,048         305,795              1,498,311             621,390         1,690,336        1,186,199            511,890            78,436           2,009,204         7,267,691          6,338,550       4,358,092          1,402,839         244,977
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                 32,076,889        1,295,010            250,628          26,727            309,816           4,021                629,510               8,120         1,247,172           60,973             90,102            11,666           7,569,537           301,846          4,389,616          31,524            285,555          40,578
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
     End of Period                                     $ 80,837,968     $ 32,076,889        $ 1,314,167       $ 250,628        $ 1,469,864       $ 309,816            $ 2,127,821           $ 629,510       $ 2,937,508      $ 1,247,172          $ 601,992          $ 90,102         $ 9,578,741       $ 7,569,537       $ 10,728,166     $ 4,389,616        $ 1,688,394       $ 285,555
                                                    =================================  =================================  =================================  =========================================  =================================  ===================================  ====================================  =================================  =================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - Neuberger & Berman               AST - Federated                  AST - T. Rowe Price                    AST - T. Rowe Price                   AST - American Century               AST - T. Rowe Price             AST - Gabelli                         AST - Janus                        AST - PIMCO
                                                           Midcap Growth                        High Yield                       Asset Allocation                         Global Bond                                International Growth II                Natural Resources             Small Cap Value                              Small Cap Growth                  Total Return Bond
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                      Year Ended       Year Ended         Year Ended      Year Ended         Year Ended      Year Ended           Year Ended          Year Ended          Year Ended       Year Ended         Year Ended       Year Ended          Year Ended        Year Ended          Year Ended      Year Ended         Year Ended      Year Ended
                                                     Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2000    Dec. 31, 1999     Dec. 31, 2000    Dec. 31, 1999       Dec. 31, 2000        Dec. 31, 1999       Dec. 31, 2000   Dec. 31, 1999      Dec. 31, 2000     Dec. 31, 1999       Dec. 31, 2000     Dec. 31, 1999      Dec. 31, 2000    Dec. 31, 1999     Dec. 31, 2000    Dec. 31, 1999
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ (17,760)        $ (1,125)          $ 56,943         $ 1,049            $ 2,852            $ 46                 $ (191)              $ 831          $ (1,512)          $ (206)            $ (810)           $ (155)           $ (3,551)           $ (566)         $ (25,641)       $ (3,100)          $ 50,786         $ 3,257
     Net Realized Gain (Loss)                                76,544            8,203            (36,094)         (9,073)             7,153           2,278                   (170)             (1,767)            8,411            3,344              9,708             6,486              66,931             1,483            529,072          54,134             55,816         (11,871)
     Net Unrealized Gain (Loss) On Investments             (498,096)         109,009           (109,011)          3,361            (17,943)         13,234                  2,196                (551)          (36,789)          11,355             30,481              (625)             41,236             2,797         (1,978,234)        641,901             54,814           2,371
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                    (439,312)         116,087            (88,162)         (4,663)            (7,938)         15,558                  1,835              (1,487)          (29,890)          14,493             39,379             5,706             104,616             3,714         (1,474,803)        692,935            161,416          (6,243)
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Life VLI Fund Deposits                  1,135,134          136,608            272,874         322,899            120,581         102,551                 27,395                  57            83,662           30,103            168,166            21,568             268,996            38,295            447,875         474,440            690,453         411,251
     Net Transfers Between Sub-accounts                           -                -                  -               -                  -               -                      -                   -                 -                -                  -                 -                   -                 -                  -               -                  -               -
     Surrenders                                           1,123,120          201,212            141,244         229,080            153,040         123,775                 31,384              (5,273)           56,403           29,177            (42,812)           14,961             292,255            78,616            613,281         781,328            656,848         443,317
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   2,258,254          337,820            414,118         551,979            273,621         226,326                 58,779              (5,216)          140,065           59,280            125,354            36,529             561,251           116,911          1,061,156       1,255,768          1,347,301         854,568
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,818,942          453,907            325,956         547,316            265,683         241,884                 60,614              (6,703)          110,175           73,773            164,733            42,235             665,867           120,625           (413,647)      1,948,703          1,508,717         848,325
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------

NET ASSETS:
     Beginning of Period                                    493,309           39,402            598,526          51,210            249,620           7,736                  8,682              15,385            73,773                -             54,242            12,007             152,547            31,922          1,952,725           4,022            872,996          24,671
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
                                                    ---------------------------------  ---------------------------------  ---------------------------------  -----------------------------------------  ---------------------------------  -----------------------------------  ------------------------------------  ---------------------------------  ---------------------------------
     End of Period                                      $ 2,312,251        $ 493,309          $ 924,482       $ 598,526          $ 515,303       $ 249,620               $ 69,296             $ 8,682         $ 183,948         $ 73,773          $ 218,975          $ 54,242           $ 818,414         $ 152,547        $ 1,539,078     $ 1,952,725        $ 2,381,713       $ 872,996
                                                    =================================  =================================  =================================  =========================================  =================================  ===================================  ====================================  =================================  =================================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

* Date Operations Commenced.

American Skandia Life Assurance Corporation
Variable Account F

Notes to Financial Statements
December 31, 2000
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

1.       ORGANIZATION

         American Skandia Life Assurance  Corporation  Variable Account F (the "Account") is a separate investment account of American Skandia Life Assurance  Corporation  ("American Skandia" or "Company").  The Account is registered with the
         SEC under the Investment Company Act of 1940 as a unit investment trust.  The Account commenced operations June 25, 1998.

         As of December 31, 2000, the Account consisted of fifty-two  sub-accounts.  These financial  statements report on all fifty-two  sub-accounts  offered in American  Skandia's AS Trophy (single premium variable life insurance policy as well as AS Life Champion, AS Life Focus and AS Life Horizon (flexible premium variable life insurance policies).  Each of the fifty-two  sub-accounts invests only in a single corresponding  portfolio of either American Skandia Trust,
         Montgomery Variable Series, Rydex Variable Trust, INVESCO Variable Investment Funds, Inc. or Evergreen Variable Annuity Trust (the "Trusts").  American Skandia Investment Services,  Incorporated,  an affiliate of American Skandia, is the investment manager for American Skandia Trust, while AIM Capital  Management,  Inc., Lord Abbett & Co., Janus Capital  Corporation,  J. P. Morgan Investment  Management Inc.,  Neuberger Berman Management  Incorporated,  Federated
         Investment  Counseling,  T. Rowe Price Associates,  Inc., T. Rowe Price International,  Inc., Founders Asset Management,  LLC, Pacific Investment Management Company,  INVESCO Funds Group Inc., American Century Investment  Management,
         Inc., Marsico Capital Management LLC, Cohen and Steers Capital
         Management,  Inc.,  Massachusetts Financial Services Company,  Sanford C. Bernstein &Co., LLC, Alliance Capital Management,  L.P., Fred Alger Management,  Inc., GAMCO Investors,  Inc., Zurich Scudder Investments,  Inc., and Kinetics
         Asset Management,  Inc. are the sub-advisors.  Montgomery Asset Management,  L.P. is the investment advisor for the Montgomery Variable Series.  PADCO Advisors II, Inc. is the investment advisor for the Rydex Variable Trust.  INVESCO
         Funds Group, Inc. is the investment advisor for the INVESCO Variable  Investment Funds, Inc. Evergreen Asset Management Corp. is the investment  advisor for Evergreen VA Global Leaders.  Meridian  Investment Company is the investment advisor for the Evergreen VA Special Equity Fund.

         The investment advisors are paid fees for their services by the respective Trusts.

         The variable life insurance policies referred to above are distributed by American Skandia Marketing, Inc., an affiliate of American Skandia.

         During 2000, the following  sub-accounts incurred a name change or sub-advisor change: AST American Century International Growth II (formerly AST T. Rowe Price International  Equity); AST Gabelli Small-Cap Value (formerly AST T. Rowe
         Price Small Company Value); AST Alliance Growth (formerly AST Oppenheimer  Large-Cap  Growth),  AST Sanford Bernstein Managed Index 500 (formerly AST Bankers Trust Managed Index 500), AST Alliance Growth and Income (formerly AST Lord
         Abbett Growth and Income) and AST T. Rowe Price Global Bond (formerly AST T. Rowe Price International Bond).
2.       VALUATION OF INVESTMENTS

         The market value of the investments in the  sub-accounts is based on the net asset values of the Trust shares held at the end of the current period.  Transactions  are accounted for on the trade date and dividend income is recognized on an accrual basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

         The preparation of financial  statements,  in conformity with accounting  principles  generally  accepted in the United States,  requires that management make estimates and assumptions  that affect the reported  amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

4.       INCOME TAXES

         American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains attributable to the Account;  therefore,  no charges for federal income taxes are currently deducted from the Account.
         If American Skandia incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

         Under current laws, American Skandia may incur state and local income taxes (in addition to premium tax) in several states.  The Company does not anticipate that these will be significant.

         However, American Skandia may make charges to the Account in the event that the amount of these taxes changes.

5.       DIVERSIFICATION REQUIREMENTS

            Section 817(h) of the Internal Revenue Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of the insurance companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations  prescribe the  diversification  requirements for variable annuity contracts.  The Company believes the underlying mutual fund portfolios complied with the terms of these regulations.

6.       POLICY CHARGES

         The following contract charges are paid to American Skandia, which provides administrative services to the Account:

         Mortality and Expense Risk Charges - Charged daily against the Account at an annual rate of .90% of the net assets. This annual rate may decrease to .25% beginning in policy year sixteen.

         Administrative Fees - Charged daily against the Account at an annual rate of .25% of the net assets.

6.       POLICY CHARGES - continued

         Sales and Tax Charges - charged daily against the account at an annual rate ranging from .40% to .65% for a period of up to ten policy years.

         Partial Withdrawal Transaction Fee - may be charged at a rate of $25 for each partial withdrawal transaction.

         Maintenance Fee - may be charged monthly at a rate of $2.50 per month if account value is below $75,000.

         Transfer Fees - charged at a rate of $10 for each transfer after the twelfth, for each policy account, in each policy year.

         Contingent Deferred Sales/Tax Charges are computed as set forth in the respective prospectuses for AS Trophy, AS Life Champion, AS Life Focus and AS Life Horizon.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:                                                                                                                                                                                      Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                             AST-AIM                                  AST-AIM                                         AST-American Century                             AST- Alliance                             AST-Lord Abbett                        AST                                         AST                                           AST- Neuberger &                               AST- Neuberger &                                AST-Federated
                                           Int'l Equity                                      Balanced Asset                              Income & Growth                              Growth & Income                            Small Cap Value                             JanCap Growth                               Money Market                            Berman Midcap Value                           Berman Midcap Growth                     High Yield
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                            Year Ended        Year Ended            Year Ended           Year Ended              Year Ended            Year Ended             Year Ended          Year Ended             Year Ended           Year Ended             Year Ended          Year Ended             Year Ended          Year Ended             Year Ended           Year Ended               Year Ended             Year Ended              Year Ended           Year Ended
                                          Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2000          Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999          Dec. 31, 2000          Dec. 31, 1999            Dec. 31, 2000        Dec. 31, 1999
                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period           15,981             2,765                 25,161                  390                    50,924                 799                107,121               6,010                  9,327                1,299                370,764              22,655                415,524              3,086                   27,998               4,156                    30,953                  3,699                 60,603                5,228
Units Purchased                                     56,763             2,791                 36,794               17,100                    65,323              13,898                 59,792              52,034                 16,177                5,067                191,771             122,054              2,929,544          1,575,330                   50,907              17,616                    66,605                 12,028                 28,401               31,239
Units Transferred Between Sub-accounts              43,986            10,551                 64,548                7,929                    80,297              36,532                 75,458              49,774                 22,051                3,038                128,406             228,559             (2,351,768)        (1,157,872)                  53,145               6,684                    62,223                 15,621                 16,835               24,684
Units Surrendered                                   (1,407)             (125)                  (232)                (258)                   (1,394)               (305)                  (503)               (696)                  (462)                 (77)                (3,397)             (2,504)               (24,800)            (5,020)                    (701)               (458)                     (119)                  (395)                  (982)                (548)
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                115,322            15,981                126,271               25,161                   195,150              50,924                241,867             107,121                 47,093                9,327                687,544             370,764                968,500            415,524                  131,349              27,998                   159,662                 30,953                104,857               60,603
                                        =====================================   =========================================  ============================================   ========================================   =========================================  =========================================   =======================================   ==========================================   ==============================================   =========================================
                                        =====================================   =========================================  ============================================   ========================================   =========================================  =========================================   =======================================   ==========================================   ==============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:                                                                                                                                                                                      Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                 AST-T. Rowe Price                         AST-T. Rowe Price                          AST-American Century                           AST-T. Rowe Price                  AST- Gabelli                                 AST-Janus                                   AST-PIMCO                                  AST-PIMCO                                   AST-INVESCO                                              AST- Alliance
                                                  Asset Allocation                  Global Bond                                      International Growth II                         Natural Resources                           Small Cap Value                            Small Cap Growth                          Total Return Bond                         Limited Maturity Bond                  Equity Income                                       Growth
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                            Year Ended        Year Ended            Year Ended           Year Ended              Year Ended            Year Ended             Year Ended          Year Ended             Year Ended           Year Ended             Year Ended          Year Ended             Year Ended          Year Ended             Year Ended           Year Ended               Year Ended             Year Ended              Year Ended           Year Ended
                                          Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2000          Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999          Dec. 31, 2000          Dec. 31, 1999            Dec. 31, 2000        Dec. 31, 1999
                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period           21,411               723                    870                1,396                     5,713                   0                  5,223               1,464                 17,849                3,713                 80,028                 394                 84,718              2,341                   94,215               3,294                    74,727                  7,576                 21,389                  573
Units Purchased                                      9,971             8,716                  2,724                   12                     7,231               2,864                 15,269               2,082                 27,669                4,616                 20,355              28,506                 63,670             36,924                    8,995              79,188                    42,598                 32,043                 32,283                3,280
Units Transferred Between Sub-accounts              14,246            12,151                  3,457                 (524)                    4,500               2,897                 (3,017)              1,760                 34,534                9,787                 23,236              51,729                 61,537             46,463                  (52,212)             12,546                    64,323                 36,312                 82,677               17,636
Units Surrendered                                     (699)             (179)                     0                  (15)                        0                 (48)                  (653)                (84)                  (558)                (267)                  (534)               (602)                  (361)            (1,010)                       0                (813)                     (412)                (1,205)                  (733)                (100)
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                 44,929            21,411                  7,051                  870                    17,445               5,713                 16,822               5,223                 79,494               17,849                123,085              80,028                209,564             84,718                   50,998              94,215                   181,236                 74,727                135,616               21,389
                                        =====================================   =========================================  ============================================   ========================================   =========================================  =========================================   =======================================   ==========================================   ==============================================   =========================================
                                        =====================================   =========================================  ============================================   ========================================   =========================================  =========================================   =======================================   ==========================================   ==============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

Units Outstanding End of the Period                 44,929                                    7,051                                         17,445                                     16,822                                     79,494                                     123,085                                    209,564                                      50,998                                       181,236                                       135,616
                                                    44,929                                    7,051                                         17,445                                     16,822                                     79,494                                     123,085                                    209,564                                      50,998                                       181,236                                       135,616
                                                         0                                        0                                              0                                          0                                         (0)                                          0                                         (0)                                         (0)                                            0                                            (0)

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:                                                                                                                                                                                      Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                            AST-Janus                                     AST-American Century                        AST-American Century                    AST-Marsico                                         AST - Cohen &                          AST - Sanford Berstein                          AST - Kemper                       AST - MFS                                    AST - MFS                                               AST - Founders
                                                  Overseas Growth                          Strategic Balanced                         International Growth                            Capital Growth                              Steers Realty                            Managed Index 500                     Small Cap                                   Growth                                               Growth & Income                        Passport
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                            Year Ended        Year Ended            Year Ended           Year Ended              Year Ended            Year Ended             Year Ended          Year Ended             Year Ended           Year Ended             Year Ended          Year Ended             Year Ended         Jan. 4* thru            Year Ended          Oct. 18* thru             Year Ended           Oct. 18* thru             Year Ended         Mar. 18* thru
                                          Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2000          Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999          Dec. 31, 2000          Dec. 31, 1999            Dec. 31, 2000        Dec. 31, 1999
                                        ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding Beginning of the Period           90,760            13,110                 25,191                  191                     7,482               2,968                229,882              26,845                  5,079                  235                135,113               1,741                  1,007                  0                    2,379                   0                     1,304                      0                  7,962                    0
Units Purchased                                     49,070            36,098                  8,782               12,647                    44,210               3,681                125,714              88,760                  7,186                1,897                 62,893              43,102                 89,872                428                   19,797                 428                    15,666                      0                 66,332                1,286
Units Transferred Between Sub-accounts              35,491            42,729                 19,425               12,508                    33,907               1,156                 85,908             116,138                 31,428                3,018                 (4,802)             90,926                 46,288                605                   24,742               1,977                    17,837                  1,309                 10,424                6,694
Units Surrendered                                     (654)           (1,177)                  (102)                (155)                   (1,210)               (323)                (2,541)             (1,861)                  (744)                 (71)                  (519)               (656)                  (810)               (26)                     (96)                (26)                      (36)                    (5)                  (310)                 (18)
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------  -----------------------------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------
Units Outstanding End of the Period                174,667            90,760                 53,296               25,191                    84,389               7,482                438,963             229,882                 42,949                5,079                192,685             135,113                136,357              1,007                   46,822               2,379                    34,771                  1,304                 84,408                7,962
                                        =====================================   =========================================  ============================================   ========================================   =========================================  =========================================   =======================================   ==========================================   ==============================================   =========================================
                                        =====================================   =========================================  ============================================   ========================================   =========================================  =========================================   =======================================   ==========================================   ==============================================   =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced.

Units Outstanding End of the Period                174,667                                   53,296                                         84,389                                    438,963                                     42,949                                     192,685                                    136,357                                      46,822                                        34,771                                        84,408
                                                   174,667                                   53,296                                         84,389                                    438,963                                     42,949                                     192,685                                    136,357                                      46,822                                        34,771                                        84,408
                                                        (0)                                       0                                             (0)                                         0                                          0                                           0                                         (0)                                          0                                            (0)                                           (0)

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:                                                                                                                                                                                                                                  Class 6 Sub-accounts Investing In:
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                        -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                            AST - MFS          AST - Alger                               AST - Janus             AST - Alger           AST - Alger                                AST - Gabelli          AST - Janus                   AST - Kinetics                              AST - Scudder                                                                                         Evergreen              Evergreen                                     INVESCO                                    INVESCO
                                          Global Equity                 All Cap Growth                  Mid Cap Growth              Growth                       Mid Cap Growth                   All Cap Value        Strategic Value         Internet                                     Japan                         AAF-Growth                              AAF-Midcap Growth                  VA Global Leaders                  VA Special Equity                             VIF Technology                VIF Financial Services
                                        ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------                       --------------------   ---------------------------------------   ------------------------------------------   --------------------------------------------------------------------------------------------------------------------------------------
                                        ----------------------------------------                    ----------------------------------------------------------------------                    ------------------------------------------------------------------                     -----------------------------------------------------------------------------------------------------------   ----------------------------------------------   -------------------------------------------------------------------------------------
                                          Oct. 18* thru        Nov 15* thru                              Nov 15* thru           Nov 15* thru            Nov 15* thru                               Nov 15* thru         Nov 15* thru          Nov 15* thru                                Nov 15* thru          Year Ended           Year Ended            Year Ended           Year Ended             Oct. 18* thru          Oct. 18* thru             Year Ended          Oct. 18* thru           Year Ended         Oct. 18* thru
                                          Dec. 31, 2000       Dec. 31, 2000                             Dec. 31, 2000           Dec. 31, 2000          Dec. 31, 2000                              Dec. 31, 2000         Dec. 31, 2000        Dec. 31, 2000                               Dec. 31, 2000         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000         Dec. 31, 1999          Dec. 31, 2000          Dec. 31, 2000            Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999
                                        ----------------------------------------                    ----------------------------------------------------------------------                    ------------------------------------------------------------------                     ------------------------------------------------------------------------------------------------------------------------------------------------------------   -------------------------------------------------------------------------------------
                                        -------------------------------------                       ---------------------  --------------------------------------------                       --------------------   -----------------------------------------                       --------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------  ---------------------------------------
Units Outstanding Beginning of the Period                0                 0                                           0                         0                   0                                          0                      0                    0                                          0                104,744              2,771                   56,139                   0                         0                      0                 10,257                    0                  1,753                 0
Units Purchased                                      9,422            95,529                                      28,866                     1,675               1,664                                         18                     12                    0                                          0                 34,586             49,695                   20,057              29,675                     4,135                  8,927                 64,434                2,008                 21,641             1,427
Units Transferred Between Sub-accounts              10,923            93,525                                      58,009                   225,271             163,889                                      1,022                    463                   78                                          0               (137,664)            53,000                  (75,403)             26,703                     1,580                  7,316                138,276                8,266                 43,834               328
Units Surrendered                                        0            (1,493)                                          0                      (534)               (650)                                         0                      0                    0                                          0                 (1,666)              (722)                    (793)               (239)                        0                      0                   (770)                 (17)                  (157)               (2)
                                        -------------------------------------                       ---------------------  --------------------------------------------                       --------------------   -----------------------------------------                       --------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------  ---------------------------------------
                                        -------------------------------------                       ---------------------  --------------------------------------------                       --------------------   -----------------------------------------                       --------------------   ---------------------------------------   ------------------------------------------   ----------------------------------------------   -----------------------------------------  ---------------------------------------
Units Outstanding End of the Period                 20,345           187,561                                      86,875                   226,412             164,903                                      1,040                    475                   78                                          0                      0            104,744                        0              56,139                     5,715                 16,243                212,197               10,257                 67,071             1,753
                                        =====================================                       =====================  ============================================                       ====================   =========================================                       ====================   =======================================   ==========================================   ==============================================   =========================================  =======================================
                                        =====================================                       =====================  ============================================                       ====================   =========================================                       ====================   =======================================   ==========================================   ==============================================   =========================================  =======================================

-----------------------------------------------------------------------------   ---------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------  ---------------------------------------
-----------------------------------------------------------------------------   ---------------------------------------------------------------------------------------   ------------------------------------------------------------------------------------  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------   -----------------------------------------  ---------------------------------------
* Date Operations Commenced.

Units Outstanding End of the Period                 20,345           187,561                                      86,875                   226,412             164,903                                      1,040                    475                   78                                          0                      0                                           0                                         5,715                 16,243                212,197                                      67,071
                                                    20,345           187,561                                      86,875                   226,412             164,903                                      1,040                    475                   78                                          0                      0                                           0                                         5,715                 16,243                212,197                                      67,071
                                                        (0)                0                                           0                         0                   0                                         (0)                     0                   (0)                                         0                      0                                           0                                            (0)                    (0)                    (0)                                         (0)

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (continued)

---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

7.   CHANGES IN THE UNITS OUTSTANDING

                                        Class 6 Sub-accounts Investing In:                                                                                                                                                                                    Class 6 Sub-accounts Investing In:
                                        ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                        -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                             INVESCO                                  INVESCO                                      INVESCO                                    Montgomery                                    Rydex               Rydex                                       Rydex
                                               VIF Telecommunications                     VIF Health Sciences                   VIF Dynamics                                         Emerging Markets                       Nova                 Ursa                                        OTC
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------                       --------------------
                                        ---------------------------------------------------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------                       --------------------
                                            Year Ended        Oct. 18* thru         Year Ended         Oct. 18* thru             Year Ended           Oct. 18* thru           Year Ended          Year Ended            Nov 15* thru         Nov 15* thru                               Nov 15* thru
                                          Dec. 31, 2000       Dec. 31, 1999        Dec. 31, 2000        Dec. 31, 1999           Dec. 31, 2000          Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 1999         Dec. 31, 2000        Dec. 31, 2000                               Dec. 31, 2000
                                        ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------                     -----------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------                       --------------------
Units Outstanding Beginning of the Period            3,713                 0                  1,677                    0                     1,706                   0                  4,434                   0                      0                    0                                          0
Units Purchased                                     50,027                98                 34,656                1,436                    22,501                  19                 10,164               3,017                    130                    0                                        571
Units Transferred Between Sub-accounts              49,965             3,619                117,589                  245                    62,761               1,690                 13,899               1,464                  7,179                  971                                     16,417
Units Surrendered                                   (1,110)               (4)                  (851)                  (4)                     (783)                 (3)                   (52)                (47)                     0                    0                                          0
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------                       --------------------
                                        -------------------------------------   -----------------------------------------  --------------------------------------------   ----------------------------------------   -----------------------------------------                       --------------------
Units Outstanding End of the Period                102,595             3,713                153,071                1,677                    86,185               1,706                 28,445               4,434                  7,309                  971                                     16,988
                                        =====================================   =========================================  ============================================   ========================================   =========================================                       ====================
                                        =====================================   =========================================  ============================================   ========================================   =========================================                       ====================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -----------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  -----------------------------------------
* Date Operations Commenced.

Units Outstanding End of the Period                102,595                                  153,071                                         86,185                                     28,445                                      7,309                  971                                     16,988
                                                   102,595                                  153,071                                         86,185                                     28,445                                      7,309                  971                                     16,988
                                                        (0)                                       0                                             (0)                                        (0)                                         0                   (0)                                         0

8.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the years ended Dec. 31, 2000 and 1999 were as follows:

                                                                          Purchases                                          Sales
                                                                  ---------------------------------------------------------------------------------------------------
                                                                  --------------------------------------------------------------------------------------------------
                                                                         Year Ended               Year Ended              Year Ended               Year Ended
                                                                        Dec. 31, 2000            Dec. 31, 1999           Dec. 31, 2000            Dec. 31, 1999
                                                                  ---------------------------------------------------------------------------------------------------
                                                                  --------------------------------------------------------------------------------------------------
AST - AIM International Equity                                                  $1,553,956                 $764,643              $7,503,375                 $605,337
AST - AIM Balanced                                                               1,526,388                  321,556                 252,122                   47,592
AST - American Century Income & Growth                                           2,115,169                  590,487                 380,932                   11,331
AST - Alliance Growth & Income                                                   2,403,905                1,285,490                 691,151                  166,596
AST - Lord Abbett Small Cap Value                                                  546,257                   95,923                 149,484                   24,638
AST - JanCap Growth                                                             13,172,660                6,812,064               6,477,710                1,100,494
AST - Money Market                                                              14,223,991               15,895,204              31,721,428               11,537,061
AST - Neuberger & Berman Midcap Value                                            1,664,819                  512,080                 564,006                  269,759
AST - Neuberger & Berman Midcap Growth                                           3,132,932                  407,544               1,637,351                   67,778
AST - Federated High Yield                                                         733,310                1,490,310                 262,251                  936,952
AST - T. Rowe Price Asset Allocation                                               359,155                  281,025                  79,700                   54,648
AST - T. Rowe Price Global Bond                                                     60,760                   10,014                   2,173                   14,026
AST - American Century International Growth II                                     182,881                  330,758                  35,255                  271,684
AST - T. Rowe Price Natural Resources                                              247,084                  328,317                 152,748                  290,585
AST - Gabelli Small Cap Value                                                      987,414                1,419,164               2,380,121                1,302,962
AST - Janus Small Cap Growth                                                     2,166,588                1,651,103                 885,829                  398,426
AST - Pimco Total Return Bond                                                    2,969,997                1,691,221               4,073,390                  826,933
AST - Pimco Limited Maturity Bond                                                  945,646                1,225,482               1,364,305                  281,920
AST - INVESCO Equity Income                                                      1,545,376                  759,634                 243,940                   20,315
AST - Alliance Growth                                                            2,494,489                  262,815               1,385,045                   17,203
AST - Janus Overseas Growth                                                      2,410,756                1,495,483                 870,023                  624,332
AST - American Century Strategic Balanced                                          419,064                  306,219                  57,687                   19,622
AST - American Century International Growth                                      1,206,093                  755,238               6,028,724                  717,465
AST - Marsico Capital Growth                                                     4,934,220                3,425,108               1,647,958                  672,797
AST - Cohen & Steers Realty                                                        579,598                   56,565                 250,197                   14,292
AST - Sanford Bernstein Managed Index 500                                        2,509,361                1,778,398               1,672,915                  153,939
AST - Kemper Small Cap                                                           2,010,173                   26,750                 517,782                   17,126
AST - MFS Growth                                                                   531,653                   24,529                  35,912                       79
AST - MFS Growth & Income                                                          414,502                   13,396                 136,553                        1
AST - Founders Passport                                                          1,422,625                  132,034               2,251,888                   27,883
AST - MFS Global Equity                                                            211,911                        0                  98,988                        0
AST - Alger All-Cap Growth                                                       1,574,209                        0                 201,127                        0
AST - Janus Mid Cap Growth                                                         828,685                        0                  88,139                        0
AST - Alger Growth                                                               2,301,432                        0                  42,117                        0
AST - Alger Mid-Cap Growth                                                       1,684,436                        0                  36,321                        0
AST - Gabelli All Cap Value                                                         10,388                        0                     620                        0
AST - Janus Strategic Value                                                          4,640                        0                       2                        0
AST - Kinetics Internet                                                                818                        0                      30                        0
AST - Scudder Japan                                                                      0                        0                 142,515                        0
AAF - Growth                                                                       333,211                1,599,277               2,709,072                  154,238
AAF - Midcap                                                                       259,515                  815,478               1,864,480                   76,711
Evergreen - VA Global Leaders                                                      134,832                        0                 115,361                        0
Evergreen - VA Special Equity                                                      187,689                        0                   2,143                        0
INVESCO - VIF Technology                                                         4,107,155                  145,668               1,734,159                    7,926
INVESCO - VIF Financial Services                                                   898,423                   20,610                 171,182                      360
INVESCO - VIF Telecommunications                                                 1,736,908                   50,850                 875,506                      256
INVESCO - VIF Health Sciences                                                    2,393,883                  186,690                 874,081                  166,592
INVESCO - VIF Dynamics                                                           1,311,563                   38,791                 506,292                   17,700
Montgomery Variable Emerging Markets                                               472,426                   65,473                 300,503                   25,032
Rydex Nova                                                                          66,083                        0                     471                        0
Rydex Ursa                                                                          73,099                        0                  65,559                        0
Rydex OTC                                                                          139,938                        0                  10,860                        0

                                                                 ---------------------------------------------------------------------------------------------------
                                                                 --------------------------------------------------------------------------------------------------
                                                                               $88,202,066              $47,071,391             $83,551,483              $20,942,591
                                                                 ===================================================================================================

                                                              APPENDIX A
                                        HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT

The  following  are  hypothetical  illustrations  of the impact of payments  made to the Insured  under the  accelerated  death benefit provision of the Policy.  The first  hypothetical  illustration  assumes the Insured is a female,  age 45 and is in the preferred  risk class as of the Policy Date. The second  hypothetical  illustration  assumes the Insured is a male, age 65 and is in the preferred risk class as of the Policy Date.  The following other assumptions apply to both hypothetical illustrations:

1.       The Premium paid was $20,000.
2.       The Accelerated Death Benefit provision is exercised as of the 10th Policy Anniversary.
3.       The investment  options in which Account Value was allocated  have grown at a  hypothetical  average annual net rate of return of 8% since the Issue Date.
4.       There have been no loans or loan repayments.
5.       No amounts have been withdrawn.
6.       50% of the maximum available amount is taken pursuant to the accelerated death benefit provision.
7.       The 12-month  interest  rate discount  used in the  calculation  of the benefit  assumes  interest at 6% per year,  compounded yearly.

The following are various policy values immediate before and after the accelerated death benefit is paid:

                                                                  ------------------------- -------------------------
                                                                       FEMALE AGE 45              MALE AGE 65
                                                                        (NO TOBACCO)              (NO TOBACCO)
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value Before the Accelerated Death Benefit is            $34,224                   $33,708
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value Before the Accelerated Death Benefit is Paid          $34,224                   $33,708
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan Before the                   $30,802                   $30,337
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit Before the Accelerated Death Benefit is            $85,371                   $45,746
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit Before the                      $34,224                   $33,708
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Amount Paid as the Accelerated  Death Benefit                    $20,135                   $10,789
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Account Value After the Accelerated Death Benefit is             $25,668                   $25,281
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Cash Value After the Accelerated Death Benefit is Paid           $25,668                   $25,281
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Maximum Amount Available For a Loan After the                    $23,101                   $22,753
         Accelerated Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Death Benefit After the Accelerated Death Benefit is             $64,028                   $34,310
         Paid
         -------------------------------------------------------- ------------------------- -------------------------
         -------------------------------------------------------- ------------------------- -------------------------
         Guaranteed Minimum Death Benefit After the Accelerated           $25,668                   $25,281
         Death Benefit is Paid
         -------------------------------------------------------- ------------------------- -------------------------

                                                              APPENDIX B
                                               DETERMINATION OF REQUIRED DEATH BENEFITS

The Required  Death Benefit is calculated by multiplying  the Account Value on the  calculation  date by the applicable  Required Death
Benefit  Factor.  American  Skandia's  Required Death Benefit  Factors are initially  greater than those required under the Code due to our use of "enhancement" factors.  These factors reduce over time until they equal those required by the Code.

|X|      The Net Single  Premium  Factor  varies with the  gender,  risk class and  attained  age of the  Insured,  and changes on each
         Monthly  Processing  Day.  The Net  Single  Premium  Factors  provided  in the  table  below are  those  that  apply on Policy
         Anniversaries for Insureds in the preferred risk class.  Other Net Single Premium Factors are available on request.
|X|      Initial Values and Grading  Periods for the Enhanced  Death Benefit  Factor depend on the Issue Age,  gender and risk class of the Insured.

The Required Death Benefit Factors are calculated based on how many Policy Months have elapsed as of the calculation date as follows:
|X|      If the number of Policy  Months  elapsed  exceed the Grading  Period,  the Required  Death  Benefit  Factor is the  reciprocal
         (inverse) of the Net Single Premium Factor.  No rounding is performed.
|X|      If the number of Policy Months elapsed is less than the Grading Period:
1.       The Initial Value of the Enhanced Death Benefit Factor is pro-rated for the number of months elapsed, assuming a value of
              1.0 at the end of the Grading Period.
2.       The Required Death Benefit Factor is derived by dividing the resulting Enhanced Death Benefit Factor (from Step 1) by the
              Net Single Premium Factor applicable on the calculation date, and then rounding the result to the higher second decimal place.

|X|      In either case, the resulting Required Death Benefit Factor is multiplied by the Account Value, with the result rounded to the higher cent, to determine the Required Death Benefit.

                                                          Numerical Examples

--------------------------------------------------------------------------------------------------------------------
      Sample Policy Specifications
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Gender                                                  Male
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Tobacco Usage                                        Tobacco
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Issue Age                                                 53
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Risk Class                                         Preferred
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Single Premium                                       100,000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Factor
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 .--Initial Value                                        1.12
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
 .--Grading Period (months)                               190
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
       Required Death Benefit Calculation -- Examples
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Beginning Policy Year                                      1                 4                 10                20
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Policy Months Elapsed                                      0                36                108               228
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Hypothetical Account Value                           100,000           130,000            120,000           200,000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Net Single Premium Factor                         0.49426776        0.53352594         0.61311231        0.73812786
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Factor                       1.120000          1.097263           1.051789               N/A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Required Death Benefit Factor                           2.27              2.06               1.72          1.354779
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Required Death Benefit                            227,000.00        267,800.00         206,400.00        270,955.77
--------------------------------------------------------------------------------------------------------------------

Below are the Net Single Premium Factors for single life policies that are used when determining the Required Death Benefit under the
Policy.

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16          0.12963390        0.16009274       0.11257102       0.12801156       0.12624240       0.15379972
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17          0.13350990        0.16482381       0.11626211       0.13223719       0.13008425       0.15842990
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18          0.13746753        0.16963475       0.12007734       0.13659217       0.13401438       0.16314246
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19          0.14153726        0.17455566       0.12402201       0.14108225       0.13805473       0.16797620
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20          0.14574173        0.17962592       0.12810169       0.14573092       0.14223668       0.17295402
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21          0.15011300        0.18487762       0.13233102       0.15054499       0.14657511       0.17811638
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22          0.15468407        0.19035209       0.13671633       0.15554021       0.15111146       0.18348812
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23          0.15947169        0.19609174       0.14127297       0.16071568       0.15585376       0.18911141
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24          0.16449315        0.20210734       0.14599935       0.16607915       0.16081898       0.19499651
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25          0.16975777        0.20842630       0.15090264       0.17163871       0.16600752       0.20116228
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26          0.17528370        0.21506873       0.15599030       0.17740280       0.17144542       0.20762813
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27          0.18106444        0.22202337       0.16126157       0.18336352       0.17712572       0.21438187
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28          0.18710192        0.22928701       0.16673283       0.18953793       0.18304988       0.22142732
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29          0.19339827        0.23685672       0.17240410       0.19592713       0.18921958       0.22876078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30          0.19995591        0.24472213       0.17827555       0.20253255       0.19563677       0.23637099
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31          0.20677758        0.25288086       0.18436426       0.20935586       0.20231182       0.24426245
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32          0.21385824        0.26133096       0.19067131       0.21641516       0.20923938       0.25243247
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33          0.22120112        0.27007096       0.19720623       0.22371317       0.21642231       0.26087879
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34          0.22880190        0.27909252       0.20397083       0.23124517       0.22385590       0.26959962
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35          0.23666443        0.28839519       0.21096724       0.23901450       0.23154361       0.27859373
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36          0.24479300        0.29797194       0.21819791       0.24702500       0.23948931       0.28785315
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37          0.25319239        0.30781646       0.22564981       0.25524273       0.24769738       0.29737055
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38          0.26185275        0.31790915       0.23331794       0.26365660       0.25615737       0.30712499
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39          0.27077968        0.32824513       0.24120543       0.27225592       0.26487439       0.31711037
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40          0.27997937        0.33881358       0.24931586       0.28103783       0.27385412       0.32731445
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41          0.28944408        0.34959804       0.25763805       0.28997812       0.28308809       0.33772590
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42          0.29918112        0.36059636       0.26617629       0.29907464       0.29258303       0.34833434
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43          0.30919858        0.37180105       0.27494287       0.30834009       0.30234636       0.35914369
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44          0.31949833        0.38320590       0.28395074       0.31778793       0.31238625       0.37014593
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45          0.33008312        0.39479983       0.29321352       0.32743236       0.32270476       0.38133424
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46          0.34094988        0.40658559       0.30273122       0.33727474       0.33329793       0.39270942
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47          0.35210328        0.41857348       0.31251165       0.34732403       0.34417635       0.40428598
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48          0.36354910        0.43075764       0.32255644       0.35759012       0.35533829       0.41606161
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49          0.37528789        0.44313412       0.33287496       0.36807083       0.36678977       0.42802374
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50          0.38732157        0.45569538       0.34346396       0.37875863       0.37853159       0.44017339
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51          0.39964112        0.46842508       0.35432120       0.38965354       0.39055335       0.45249062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52          0.41223322        0.48129326       0.36544560       0.40075685       0.40284631       0.46495227
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53          0.42508065        0.49426776       0.37682437       0.41204677       0.41539139       0.47752681
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54          0.43816265        0.50730942       0.38845251       0.42350919       0.42817170       0.49018022
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55          0.45146679        0.52039785       0.40034513       0.43516109       0.44117844       0.50289719
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56          0.46497772        0.53352594       0.41250657       0.44701527       0.45439952       0.51567545
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57          0.47868855        0.54669473       0.42496076       0.45910324       0.46783659       0.52852057
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58          0.49260607        0.55990873       0.43773904       0.47147483       0.48149937       0.54144102
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59          0.50671422        0.57317616       0.45086858       0.48416523       0.49537914       0.55445319
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60          0.52099089        0.58649165       0.46434484       0.49718535       0.50946034       0.56755388
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61          0.53541366        0.59982029       0.47814970       0.51050770       0.52371650       0.58070830
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62          0.54996037        0.61311231       0.49224193       0.52407379       0.53812102       0.59386520
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63          0.56458202        0.62631227       0.50656415       0.53779137       0.55262416       0.60696230
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64          0.57923646        0.63936744       0.52104933       0.55157948       0.56718262       0.61994344
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65          0.59389291        0.65224292       0.53567091       0.56540516       0.58176409       0.63277422
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66          0.60853177        0.66493907       0.55042657       0.57927661       0.59634722       0.64545639
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67          0.62314467        0.67747232       0.56534194       0.59323274       0.61093399       0.65801141
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68          0.63773444        0.68987503       0.58045603       0.60735458       0.62553688       0.67048380
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69          0.65229277        0.70216920       0.59580381       0.62169427       0.64015184       0.68290596
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70          0.66679125        0.71433938       0.61137598       0.63625855       0.65475695       0.69526957
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71          0.68117719        0.72634796       0.62712394       0.65099076       0.66930420       0.70753863
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72          0.69537993        0.73812786       0.64295703       0.66575568       0.68371928       0.71963903
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73          0.70930323        0.74959224       0.65875930       0.68042080       0.69790113       0.73147569
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74          0.72286756        0.76067274       0.67441814       0.69486369       0.71176925       0.74297665
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75          0.73603216        0.77130870       0.68985586       0.70900356       0.72527730       0.75408193
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76          0.74880052        0.78147546       0.70503062       0.72281655       0.73842226       0.76477150
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77          0.76119859        0.79122435       0.71994675       0.73632274       0.75122775       0.77510275
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78          0.77327473        0.80064136       0.73462837       0.74957577       0.76374088       0.78515851
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79          0.78507793        0.80980782       0.74909157       0.76261900       0.77600693       0.79502238
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80          0.79661687        0.81875666       0.76332111       0.77545541       0.78803230       0.80472518
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81          0.80785978        0.82747460       0.77725831       0.78804339       0.79978219       0.81425300
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82          0.81874169        0.83590607       0.79081723       0.80031378       0.81118884       0.82355100
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83          0.82917071        0.84396602       0.80389497       0.81218361       0.82215906       0.83253950
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84          0.83907369        0.85159817       0.81642085       0.82351814       0.83262246       0.84114315
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85          0.84842557        0.85880908       0.82836893       0.83430739       0.84255660       0.84936568
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86          0.85725664        0.86567441       0.83975596       0.84458710       0.85199099       0.85726826
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87          0.86563114        0.87232928       0.85063245       0.85442384       0.86099077       0.86495742
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88          0.87365927        0.87884551       0.86107243       0.86392517       0.86965614       0.87251155
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89          0.88148342        0.88528671       0.87117516       0.87321445       0.87811517       0.88001027
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90          0.88925279        0.89183990       0.88105883       0.88245956       0.88650644       0.88762761
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91          0.89714307        0.89873543       0.89087819       0.89172919       0.89499207       0.89551206
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92          0.90536811        0.90625516       0.90081463       0.90122645       0.90376999       0.90389343
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93          0.91419527        0.91462342       0.91108062       0.91119522       0.91308130       0.91298453
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94          0.92387971        0.92399931       0.92189549       0.92189549       0.92315894       0.92297838
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95          0.93453209        0.93453209       0.93339154       0.93339154       0.93411221       0.93397209
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96          0.94600780        0.94600780       0.94544700       0.94544700       0.94579937       0.94573014
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97          0.95756189        0.95756189       0.95735233       0.95735233       0.95748327       0.95745763
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98          0.96653019        0.96653019       0.96653019       0.96653019       0.96653019       0.96653019
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99          0.97499375        0.97499375       0.97499375       0.97499375       0.97499375       0.97499375
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

                                  Enhanced Death Benefit Factors - Initial Values and Grading Periods

---------------------------------------------------------------------------------------------------
              Nontobacco       Tobacco                        Nontobacco       Tobacco
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Issue    Initial   Grading   Initial   Grading   Issue   Initial   Grading   Initial   Grading
   Age      Value    Period     Value    Period     Age     Value    Period     Value     Period
                    (months)            (months)                    (months)             (months)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   16          1.75       480      1.50       480   61         1.19       114      1.04        114
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   17          1.75       480      1.50       480   62         1.18       108      1.03        108
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   18          1.75       480      1.50       480   63         1.17       102      1.02        102
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   19          1.75       480      1.50       480   64         1.16        96      1.01         96
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   20          1.75       480      1.50       480   65         1.15        90      1.00         90
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   21          1.75       480      1.50       480   66         1.14        87      1.00         87
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   22          1.75       480      1.50       480   67         1.13        84      1.00         84
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   23          1.75       480      1.50       480   68         1.12        81      1.00         81
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   24          1.75       480      1.50       480   69         1.11        78      1.00         78
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   25          1.75       480      1.50       480   70         1.10        75      1.00         75
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   26          1.75       468      1.48       468   71         1.09        72      1.00         72
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   27          1.75       456      1.46       456   72         1.08        69      1.00         69
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   28          1.75       444      1.44       444   73         1.07        66      1.00         66
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   29          1.74       432      1.42       432   74         1.06        63      1.00         63
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   30          1.72       420      1.40       420   75         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   31          1.70       408      1.38       408   76         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   32          1.68       396      1.36       396   77         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   33          1.66       384      1.34       384   78         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   34          1.64       372      1.32       372   79         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   35          1.62       360      1.30       360   80         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   36          1.60       352      1.29       352   81         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   37          1.58       344      1.28       344   82         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   38          1.56       336      1.27       336   83         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   39          1.54       328      1.26       328   84         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   40          1.52       320      1.25       320   85         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   41          1.50       310      1.24       310   86         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   42          1.48       300      1.23       300   87         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   43          1.46       290      1.22       290   88         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   44          1.44       280      1.21       280   89         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   45          1.42       270      1.20       270   90         1.05        60      1.00         60
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   46          1.40       260      1.19       260
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   47          1.38       250      1.18       250
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   48          1.36       240      1.17       240
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   49          1.34       230      1.16       230
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   50          1.32       220      1.15       220
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   51          1.30       210      1.14       210
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   52          1.28       200      1.13       200
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   53          1.27       190      1.12       190
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   54          1.26       180      1.11       180
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   55          1.25       170      1.10       170
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   56          1.24       160      1.09       160
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   57          1.23       150      1.08       150
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   58          1.22       140      1.07       140
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   59          1.21       130      1.06       130
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
   60          1.20       120      1.05       120
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------------
The factors shown above are applicable  for single life policies where the Insureds are in the preferred risk class.  Factors for joint life cases and substandard policies are available on request.
---------------------------------------------------------------------------------------------------------------------------------------

                                                              APPENDIX C
                                         GUARANTEED MONTHLY MAXIMUM COST OF INSURANCE CHARGES
                                                  (Per $1,000 of Net Amount at Risk)
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            16            0.1234            0.1635           0.0750           0.0842           0.1134           0.1476
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            17            0.1309            0.1752           0.0775           0.0884           0.1201           0.1585
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            18            0.1359            0.1844           0.0800           0.0926           0.1251           0.1660
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            19            0.1393            0.1902           0.0825           0.0951           0.1276           0.1718
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20            0.1401            0.1935           0.0842           0.0976           0.1293           0.1743
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21            0.1384            0.1935           0.0859           0.0992           0.1276           0.1752
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22            0.1359            0.1902           0.0867           0.1017           0.1259           0.1727
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23            0.1326            0.1869           0.0884           0.1042           0.1234           0.1702
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24            0.1293            0.1818           0.0900           0.1067           0.1217           0.1668
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25            0.1251            0.1760           0.0917           0.1092           0.1184           0.1626
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26            0.1226            0.1727           0.0942           0.1134           0.1167           0.1610
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27            0.1209            0.1710           0.0959           0.1167           0.1159           0.1601
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28            0.1201            0.1710           0.0984           0.1209           0.1159           0.1610
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29            0.1201            0.1735           0.1017           0.1259           0.1167           0.1643
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30            0.1209            0.1777           0.1042           0.1318           0.1176           0.1685
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31            0.1234            0.1835           0.1076           0.1368           0.1201           0.1743
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32            0.1268            0.1910           0.1109           0.1426           0.1234           0.1818
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33            0.1318            0.2011           0.1151           0.1501           0.1284           0.1910
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34            0.1376            0.2127           0.1201           0.1585           0.1343           0.2019
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35            0.1443            0.2269           0.1259           0.1677           0.1409           0.2153
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36            0.1518            0.2437           0.1343           0.1818           0.1485           0.2311
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37            0.1618            0.2646           0.1443           0.1986           0.1585           0.2512
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38            0.1727            0.2880           0.1551           0.2178           0.1693           0.2737
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39            0.1844            0.3147           0.1668           0.2386           0.1810           0.2997
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40            0.1986            0.3457           0.1810           0.2637           0.1952           0.3289
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41            0.2136            0.3791           0.1960           0.2905           0.2102           0.3616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42            0.2295            0.4160           0.2111           0.3172           0.2261           0.3959
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43            0.2470            0.4561           0.2261           0.3440           0.2428           0.4335
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44            0.2662            0.5005           0.2412           0.3708           0.2612           0.4746
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45            0.2880            0.5475           0.2579           0.3992           0.2821           0.5181
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46            0.3114            0.5961           0.2754           0.4285           0.3038           0.5626
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47            0.3365            0.6490           0.2946           0.4587           0.3281           0.6104
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48            0.3641            0.7061           0.3147           0.4913           0.3540           0.6632
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49            0.3942            0.7682           0.3373           0.5274           0.3825           0.7195
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50            0.4285            0.8372           0.3624           0.5659           0.4151           0.7825
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51            0.4679            0.9154           0.3900           0.6070           0.4520           0.8532
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52            0.5131            1.0039           0.4218           0.6540           0.4947           0.9331
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53            0.5651            1.1042           0.4570           0.7061           0.5433           1.0232
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54            0.6230            1.2139           0.4930           0.7590           0.5970           1.1211
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55            0.6876            1.3314           0.5316           0.8136           0.6565           1.2249
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56            0.7582            1.4558           0.5701           0.8675           0.7203           1.3339
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57            0.8330            1.5871           0.6079           0.9180           0.7876           1.4481
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58            0.9163            1.7254           0.6456           0.9676           0.8616           1.5668
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59            1.0098            1.8742           0.6884           1.0207           0.9441           1.6940
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60            1.1143            2.0402           0.7388           1.0839           1.0376           1.8368
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61            1.2308            2.2279           0.8010           1.1632           1.1430           1.9993
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62            1.3652            2.4400           0.8784           1.2654           1.2654           2.1852
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63            1.5176            2.6774           0.9735           1.3897           1.4050           2.3946
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64            1.6872            2.9378           1.0806           1.5286           1.5608           2.6242
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            1.8733            3.2146           1.1962           1.6754           1.7322           2.8673
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            2.0752            3.5051           1.3162           1.8249           1.9159           3.1205
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            2.2920            3.8070           1.4388           1.9695           2.1110           3.3796
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            2.5282            4.1248           1.5659           2.1161           2.3228           3.6490
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            2.7908            4.4708           1.7076           2.2758           2.5573           3.9410
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            3.0886            4.8542           1.8742           2.4648           2.8234           4.2653
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            3.4298            5.2869           2.0777           2.7049           3.1309           4.6355
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            3.8253            5.7785           2.3279           2.9998           3.4904           5.0610
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            4.2749            6.3264           2.6285           3.3519           3.9010           5.5381
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            4.7716            6.9307           2.9757           3.7549           4.3571           6.0658
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            5.3054            7.5807           3.3649           4.1972           4.8498           6.6334
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            5.8727            8.2501           3.7879           4.6698           5.3744           7.2163
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            6.4695            8.9272           4.2435           5.1659           5.9269           7.8075
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            7.1000            9.6169           4.7391           5.6933           6.5124           8.4100
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            7.7848           10.3436           5.2913           6.2710           7.1504           9.0487
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            8.5472           11.1328           5.9234           6.9226           7.8639           9.7476
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81            9.4095           12.0089           6.6558           7.6677           8.6746           10.5307
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82            10.3922          12.9898           7.5074           8.5225           9.6030           11.4151
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83            11.4945          14.0624           8.4777           9.5196           10.6478          12.4038
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84            12.6988          15.1933           9.5594           10.6131          11.7941          13.4616
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85            13.9806          16.3456           10.7444          11.7893          13.0226          14.5634
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86            15.3265          17.4918           12.0280          13.0418          14.3218          15.6927
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87            16.7180          18.6836           13.4123          14.3609          15.6828          16.8797
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88            18.1509          19.9424           14.9028          15.7562          17.1061          18.1427
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89            19.6476          21.2120           16.5166          17.2301          18.6128          19.4508
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90            21.2331          22.5117           18.2733          18.8930          20.2310          20.8698
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91            22.9495          23.8839           20.2227          20.7186          22.0046          22.4143
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92            24.8700          25.5022           22.4528          22.7883          24.0145          24.2183
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93            27.2013          27.6222           25.1486          25.2821          26.4618          26.4965
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94            30.4289          30.5976           28.7360          28.7360          29.8106          29.6898
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            95            35.4922          35.4922           34.1581          34.1581          34.9988          34.8350
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            96            44.5151          44.5151           43.5428          43.5428          44.1528          44.0324
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            97            62.8314          62,8314           62.1940          62.1940          62.5918          62.5138
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            98            83.3333          83.3333           83.3333          83.3333          83.3333          83.3333
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            99            83.3333          83.3333           83.3333          83.3333          83.3333          83.3333
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

---------------------------------------------------------------------------------------------------------------------------------------
We base the guaranteed  maximum cost of insurance charges on the sex distinct 1980  Commissioners  Standard Ordinary Ultimate Mortality
Table,  age last birthday  unless unisex rates apply.  If unisex charges  apply, a unisex  variation of that table is used. The amounts shown are per $1,000  amount at risk.  The  guaranteed  maximum cost of insurance  charge  depends on the tobacco  usage class and risk class of each  Insured(s).  The charges shown above are  applicable for Insureds in the preferred  risk class.  The guaranteed  maximum cost of insurance  charges for other risk  classes are  available  upon  request.  Cost of  insurance  charges for joint life cases are determined using a standard  insurance  industry method used to derive the applicable  charge based on the applicable cost of insurance charge for both  Insureds.  Guaranteed  maximum cost of insurance  charges for specific  proposed  joint  Insureds are  available  upon request.
---------------------------------------------------------------------------------------------------------------------------------------

                                        APPENDIX D - SALE OF CONTRACTS TO NEW JERSEY RESIDENTS

---------------------------------------------------------------------------------------------------------------------------------------
American  Skandia  SPVLI is not available to residents of New Jersey as of the date of this  Prospectus.  The AS Trophy Policy is still offered to residents of the New Jersey.  The State of New Jersey  requires that certain  provisions of the AS Trophy Policy be modified in accordance  with state law.  Below is a description of those policy  provisions  that are modified when the AS Trophy Policy is sold to New Jersey residents.
---------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AT THE INSURED'S DEATH [Paragraph 2]
The Death Proceeds will include any monthly amount deducted during the period between the date of death and the date Death Proceeds become payable to the Beneficiary.

CASH VALUE CREDITS [Paragraph 15]

1.       To  qualify  for Cash  Value  Credits as of any Policy  Anniversary,  the Cash Value of your  Policy  must equal or exceed the
     Premiums you have paid as of the Policy Anniversary date you qualify plus $50,000.

2.       If you  surrender  your  Policy or the Death  Benefit  becomes  payable  and,  on the date that we process  the  surrender  or calculate  the Death  Proceeds,  your Cash Value equals or exceeds the Cash Value  Trigger,  we will add a pro rata portion of the amount that would have been payable as a Cash Value Credit based on the portion of the Policy Year that has elapsed.

     For example,  assume you have made Premium  payments  equal to $50,000 and your Cash Value is  $110,000.  Further  assume that you decide to  surrender  the Policy in Policy Year 6 when the  Contingent  Deferred  Sales  Charge is equal to 5% and the  Contingent
     Deferred  Tax Charge is 1%. The Cash Value of the Policy  would be $107,000  ($110,000  minus  $3,000 for the  combination  of the
     Contingent  Deferred  Sales Charge and the  Contingent  Deferred  Tax Charge).  Since the Cash Value of the Policy is greater than
     Premium  plus  $50,000,  the  Policy  would  qualify  for a pro rata  portion of the Cash Value  Credit.  Assuming  the Policy was surrendered  exactly in the middle of Policy Year 6, on surrender your Cash Value would be increased by the pro rata portion (1/2)
     of 0.25% multiplied by the Cash Value of the Policy.

LOANS [Paragraph 45]
The maximum amount available as a loan is equal to 75% of your current Cash Value.

ACCELERATED DEATH BENEFIT [Paragraph 62]
The Owner may elect to receive the Accelerated  Death Benefit if the Insured became  terminally ill prior to or after the Issue Date of the Policy or as a result of an accident that occurred prior to or after the Issue Date of the Policy.

MEDICALLY-RELATED WAIVER
The Medically-Related Waiver provision described in Paragraphs 64-67 and elsewhere in the Prospectus does not apply.

APPENDIX A - HYPOTHETICAL ILLUSTRATION OF ACCELERATED DEATH BENEFIT
You may request a  personalized  illustration  showing how exercise of the  Accelerated  Death  Benefit  will affect  values under your
Policy.

                                                     APPENDIX E-1 - PRIOR CONTRACT

---------------------------------------------------------------------------------------------------------------------------------------
Between May 5, 1998 and September 17, 2001 American  Skandia issued a modified single premium  variable life insurance policy under the marketing name "American Skandia Trophy"  ("Trophy").  The policy is no longer being issued in those  jurisdictions  from which we have received regulatory approval of the American Skandia SPVLI ("AS SPVLI") policy.
---------------------------------------------------------------------------------------------------------------------------------------

The principle differences between the AS SPVLI policy offered by this Prospectus and the Trophy policy are described below.

                                                              DEFINITIONS

ACCOUNT VALUE is the value of your  allocation to each  Sub-account  and any Fixed  Allocation,  plus any earnings and less any losses, distributions  and charges  thereon,  plus the value of any amounts in the Loan Account,  plus any earnings and less any  distributions and charges thereon,  all before assessment of any contingent  deferred sales charge,  contingent  deferred tax charge or Debt. Account
Value is determined  separately for each  Sub-account and each Fixed  Allocation,  as well as for any amounts in the Loan Account,  and then totaled to determine the Account Value of your entire Policy.

CASH VALUE is the Account Value less any contingent deferred sales charge, contingent deferred tax charge and Debt.

MATURITY DATE is the Policy Anniversary  immediately following the Insured's 95th birthday,  or if there are two Insureds,  immediately following  the 95th  birthday  of the  younger  Insured,  or what would have been the younger  Insured's  95th  birthday if the younger
Insured predeceases the older Insured.

                                                           SUMMARY OF COSTS

------------------------------ ------------------------------------------------------------------------ -------------------------------
            COST                                          AMOUNT DEDUCTED/                                      WHEN DEDUCTED
                                                         DESCRIPTION OF COST
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Mortality & Expense Risk                   0.90% per year of the value of each Sub-account                          Daily
Charge
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Administration Charge                      0.25% per year of the value of each Sub-account                          Daily
------------------------------                                                                          -------------------------------
------------------------------ ------------------ -------------------------- -------------------------- -------------------------------
Cost of Insurance                   Gender                Age 20-69                  Age 70-90                     Monthly
                                    ------                ---------                  ---------
                                     Male         0.55% No Tobacco Use       0.90% No Tobacco Use
(See     Appendix    C    for                     0.90% Tobacco Use          1.25% Tobacco Use          (Pro-rata  from  the  variable
information   on   guaranteed                                                                           and fixed  investment  options
cost  of   insurance   rates.                                                                           in which you maintain  Account
See the  Prospectus  for cost                                                                           Value)
of   insurance    rates   for
Policies   issued   with  two
Insureds.)
------------------------------                                                                          -------------------------------
------------------------------                                                                          -------------------------------

                                    Female        0.40% No Tobacco Use       0.75% No Tobacco Use
                                                  0.75% Tobacco Use          1.10% Tobacco Use
------------------------------ ------------------ -------------------------- -------------------------- -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Sales Charge                                     0.40% per year of the Account Value                    Monthly for the 1st 10 Policy
                                                                                                                    Years
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Tax Charge                                       0.25% per year of the Account Value                    Monthly for the 1st 10 Policy
                                                                                                                    Years
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
Contingent Deferred Sales        1      2       3      4      5      6       7      8      9      10
Charge (%)                                                                                               Upon Surrender or Withdrawal
                                                                                                            (Percentage of Premium
                                                                                                          deducted in Policy Years 1
                                                                                                                 through 10)
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
                               7.75   7.50    7.25   6.50   5.75   5.00    4.25   3.50   2.75     0
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
Contingent Deferred Tax          1      2       3      4      5      6       7      8      9      10
Charge (%)

------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
                               2.25    2.00   1.75   1.50   1.25    1.00   0.75   0.50   0.25     0
------------------------------ ------ ------- ------ ------ ------ ------- ------ ------ ------ ------- -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Maintenance Fee                     $2.50 per month unless Account Value is greater than $75,000                   Monthly
------------------------------ ------------------------------------------------------------------------ -------------------------------
------------------------------ ------------------------------------------------------------------------ -------------------------------
Transfer Fee                                                   $10.00                                    After the 20th transfer each
                                                                                                                 Policy Year
------------------------------ ------------------------------------------------------------------------ -------------------------------
[4]      What is the Required  Death  Benefit?  The Required  Death Benefit is the minimum amount that must be payable at the Insured's death,  before  reduction for any Debt,  for the Policy to be treated as life  insurance  under the Code.  The Required  Death
         Benefit is  determined  by treating the Account  Value as if it were a net single  premium.  We determine  the Required  Death
         Benefit by dividing  the Account  Value by factors  that are  determined  as of the Policy  Date.  These  factors  vary by the attained Age,  gender  (where  permitted),  tobacco  usage class and risk class of each Insured.  When there are two Insureds, the factors used to determine the Required  Death Benefit are based on an actuarial  derivation of the factor  applicable  for each Insured.

[8]      What is the Account  Value?  The Account  Value is the value of a Policy  before any  deduction  for any  contingent  deferred sales  charge,  contingent  deferred tax charge or Debt. It is the total of the Account  Value  allocated to each  Sub-account and any  Fixed  Allocation  plus any  Account  Value in the Loan  Account.  You may  allocate  Account  Value to the  variable investment options,  which are each of the Sub-accounts of the Separate Account,  or to Fixed Allocations.  Any portion of the
         Account Value maintained in the Loan Account serves as collateral for outstanding Policy loans.

[12]     What is the Cash Value?  The Cash Value is the total  Account Value less any  contingent  deferred  sales  charge,  contingent deferred tax charge and Debt.

[15]     How does my Policy qualify for Cash Value Credits?  To qualify for Cash Value Credits as of any Policy  Anniversary,  the Cash
         Value of your  Policy  must equal or exceed  200% (2X) of the  Premiums  you have paid as of the Policy  Anniversary  date you qualify.  Whether  your Cash Value  meets or exceeds the  trigger  depends on the  investment  performance  of the  investment options,  partial  withdrawals,  Debt and whether you pay back any loans or loan interest.  Please note,  even if your Account
         Value is greater than the Cash Value trigger,  you may not have reached the trigger  amount,  since the Cash Value may be less than the Account Value due to the contingent deferred sales charge, the contingent deferred tax charge and any Debt.

                                                                 COSTS

[18]     What are the charges  assessed  against the Separate  Account and when are they paid?  We assess a mortality  and expense risk charge and an  administration  charge  against the assets in the Separate  Account.  The  mortality and expense risk charge is
         0.90% per year.  The  mortality and expense risk we assume is that charges and fees under the Policy will be  insufficient  to meet our  long-term  costs and  expenses  in issuing,  administering  and paying  claims  based on our  obligations  under the
         Policy.  The charge for the  administrative  expenses  connected  with  operating  the Separate  Account is 0.25% per year. We assess these charges each  Valuation  Period against the daily value of each  Sub-account.  We reserve the right to assess the
         Separate Account for any taxes that may be attributed to it.  Currently, no such charge for taxes is assessed.

[20]     How much is the cost of insurance  charge?  The cost of insurance  charge is not a constant dollar amount,  in part because it is a  percentage  of your  Account  Value.  The  percentage  of your Account  Value that we charge  differs  depending on four factors:  (1) whether we issue the Policy for only one Insured or for two; (2) the Age(s) of the  Insured(s)  as of the Policy
         Date; (3) the gender of the Insured(s),  where  permitted;  and (4) the tobacco usage class(es) of the Insured(s).  We reserve the right to also have the percentage decrease based on the size of the Premium.

         The actual  charge is a monthly  charge.  The  equivalent  yearly  cost of  insurance  charges as of the Policy Date are shown below for a Policy  issued for one  Insured.  The  charges  will be  different  if we are  required  by law to charge the same amount for males and females.  For purposes of this and the succeeding table, "Age" is as of the Policy Date.

                                       Gender          Tobacco Usage Class        Age 20-69         Age 70-90
                                 ------------------- ------------------------- ----------------- ----------------
                                 ------------------- ------------------------- ----------------- ----------------
                                        Male              No Tobacco Use            0.55%             0.90%
                                 ------------------- ------------------------- ----------------- ----------------
                                 ------------------- ------------------------- ----------------- ----------------
                                       Female             No Tobacco Use            0.40%             0.75%
                                 ------------------- ------------------------- ----------------- ----------------
                                 ------------------- ------------------------- ----------------- ----------------
                                        Male               Tobacco User             0.90%             1.25%
                                 ------------------- ------------------------- ----------------- ----------------
                                 ------------------- ------------------------- ----------------- ----------------
                                       Female              Tobacco User             0.75%             1.10%
                                 ------------------- ------------------------- ----------------- ----------------

         If the Policy is issued for two  Insureds,  the yearly  percentages  of the Account  Value we deduct for the cost of insurance will depend on the tobacco usage classes of the  Insureds.  The following are examples of applicable  charges as of the Policy
         Date.  The charges will be different if we are required by law to charge the same amount for males and females.

               Gender (1st Insured)       Tobacco Usage Class       Gender (2nd Insured)      Tobacco Usage Class       Charge
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
                       Male                  No Tobacco Use                Female                No Tobacco Use          0.25%
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
                       Male                   Tobacco User                 Female                 Tobacco User           0.35%
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
                       Male                  No Tobacco Use                Female                 Tobacco User           0.30%
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
             -------------------------- ------------------------- ------------------------- ------------------------- ------------
                       Male                   Tobacco User                 Female                No Tobacco Use          0.30%
             -------------------------- ------------------------- ------------------------- ------------------------- ------------

[22]     What monthly  charges apply only for a specified  number of Policy Years?  We deduct the sales charge and the tax charge for a specified number of Policy Years.

[23a]    How much is the sales  charge and when do I pay it? We deduct the sales  charge  during the first ten (10)  Policy  Years.  It is a  percentage  of your  Account  Value and is the  equivalent  of 0.40% per year.  We deduct this charge from your  Account
         Value each Monthly  Processing  Day. The charge is a percentage of your then current  Account  Value.  If you  surrender  your
         Policy or take a partial  withdrawal,  we may deduct a contingent deferred sales charge, as described below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

         There are certain  circumstances  which may result in  reduction or  elimination  of the sales  charge.  These are exactly the same  circumstances  that may result in reduction or elimination of the contingent  deferred sales charge,  as described below in response to the question "How much is the contingent deferred sales charge and when must I pay it?"

[23b]    How much is the tax  charge and when do I pay it? We deduct the tax charge  during the first ten (10)  Policy  Years.  It is a percentage of your Account  Value and is the  equivalent of 0.25% per year. We deduct this charge from your Account Value each
         Monthly  Processing  Day. The charge is a percentage of your then current  Account Value. If you surrender your Policy or take a partial  withdrawal,  we deduct a contingent  deferred tax charge,  as described below in response to the question "How much is the contingent deferred tax charge and when must I pay it?"}

[24]     What are the contingent  charges?  The contingent  charges are: (1) the contingent  deferred sales charge;  (2) the contingent deferred tax charge; (3) the maintenance fee; and (4) the transfer fee.

[25a]    How much is the  contingent  deferred  sales  charge  and when  must I pay it?  The  contingent  deferred  sales  charge  is a percentage  of the  Premium  that is charged if you  surrender  or withdraw  any amount:  (a) during the first nine (9) Policy
         Years;  and (b) that,  according to our rules, is a withdrawal of Premium,  not a withdrawal of Growth.  It may be assessed at the time of any  partial  withdrawal  or  surrender,  unless  the Policy  qualifies  for a  medically-related  waiver of these charges, as discussed in the section of this Prospectus entitled "Medically-Related Waiver."  The percentages are as follows:

              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Policy Year               1        2        3        4        5         6        7        8        9       10+
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Percentage (%)         7.75      7.50     7.25     6.50      5.75     5.00     4.25     3.50     2.75       0
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------

         From time to time,  and to the extent  permitted  by law,  we may reduce  the  amount of the sales  charge and the  contingent deferred  sales charge,  the period during which such charges apply,  or both,  when Policies are sold to persons or groups of persons in a manner that reduces  sales  expenses.  We would  consider  such  factors as: (a) the size and type of group;  (b)
         the amount of Premiums; and/or (c) other transactions where sales expenses are likely to be reduced.

         No sales charge or contingent  deferred  sales charge is imposed  when,  as of the Policy Date,  the Owner or the Insured of a
         Policy issued  pursuant to this  Prospectus  is: (a) any parent  company,  affiliate or  subsidiary  of ours;  (b) an officer, director,  employee, retiree, sales representative,  or in the case of an affiliated broker-dealer,  registered representative of such company;  (c) a director,  officer or trustee of any underlying  mutual fund;  (d) a director,  officer or employee of any investment manager,  sub-advisor,  transfer agent, custodian,  auditing, legal or administrative services provider that is providing investment management,  advisory, transfer agency, custodianship,  auditing, legal and/or administrative services to an underlying mutual fund or any affiliate of such firm; (e) a director,  officer,  employee or registered representative of a broker-dealer  or insurance agency that has a then current selling  agreement with us and/or with American Skandia  Marketing,
         Incorporated;  (f) a director,  officer, employee or authorized representative of any firm providing us or our affiliates with regular legal,  actuarial,  auditing,  underwriting,  claims,  administrative,  computer support,  marketing,  office or other services;  (g) the then  current  spouse of any such person  noted in (b)  through  (f) above;  (h) the parents of such person noted in (b) through (g) above;  (i) the child(ren) or other legal  dependent  under the age of 21 of any such person noted in
         (b) through (h); and (j) the siblings of any such persons noted in (b) through (h) above.

[25b]    How much is the contingent  deferred tax charge,  and when must I pay it? The  contingent  deferred tax charge is a percentage of the Premium that is charged if you surrender or withdraw any amount:  (a) during the first nine (9) Policy  Years;  and (b)
         that,  according to our rules,  is a withdrawal  of Premium,  not a  withdrawal  of Growth.  It is assessed at the time of any partial withdrawal or surrender,  unless the Policy qualifies for a  medically-related  waiver of these charges,  as discussed on the section of the Prospectus entitled "Medically-Related Waiver."  The percentages are as follows:

              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Policy Year               1        2        3        4        5         6        7        8        9       10+
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------
              Percentage (%)          2.25     2.00     1.75     1.50      1.25     1.00     0.75     0.50     0.25       0
              ---------------------- -------- -------- -------- -------- --------- -------- -------- -------- -------- --------

                                                            BUYING A POLICY

         Age Restrictions: The Insured may not be less than Age 20 or older than Age 90 on the Policy Date.

                                                                 LOANS

[43]     How much is available  for a loan?  The maximum  amount  available  as a loan is equal to 90% of your current Cash Value.  The minimum amount you may borrow is $500.00.

                                                          PARTIAL WITHDRAWALS

[51]     When can I make a partial  withdrawal?  We allow partial  withdrawals while the Insured is alive up to a maximum of 90% of the
         Cash Value,  except that,  where permitted by law, you may not take a partial  withdrawal  until after the end of the right to cancel period.  You may not make a partial withdrawal of less than $500.

[53]     Is there a charge  for a partial  withdrawal?  We charge any  applicable  contingent  deferred  sales  charge  and  contingent deferred  tax charge on the  portion of any partial  withdrawal  that is not  treated as a "free  withdrawal"  or for which we waive such charges under the  medically-related  waiver provision.  We take these charges pro-rata from the investment options from which we take the Account Value as a result of the partial withdrawal.

[54]     What amount can I take as a free  withdrawal?  In any Policy Year the maximum amount you can take as a free  withdrawal is the greater of Growth or 10% of the Premium.

         The following examples may help show what this means.  For each example, assume that the Premium was $50,000.

|X|      Assume the Account  Value as of the  Valuation  Day we process  your  partial  withdrawal  is  $60,000.  You request a partial withdrawal of $25,000.  Assume also that you have not requested  any other partial  withdrawals  during this Policy Year.
              The free  withdrawal  amount is the greater of Growth,  which is the current  Account  Value  ($60,000)  less the Premium
              ($50,000),  or $10,000,  and 10% of the Premium,  which is $5,000.  Therefore,  we treat  $10,000 as the free  withdrawal portion of this partial  withdrawal.  Assuming that this partial  withdrawal  request occurs during the "surrender charge period," and there is no subsequent Growth in that Policy Year, we would assess the then applicable  contingent  deferred sales charge and contingent  deferred tax charge on $15,000,  which is the portion of the partial withdrawal that exceeds the free withdrawal  amount. The contingent  deferred sales charge and contingent  deferred tax charge would apply to the full amount of any  subsequent  partial  withdrawal  you request  during the same Policy Year that was not eligible for a medically-related waiver.

|X|

         Assume the Account Value as of the Valuation Day we process your partial  withdrawal  request for the "maximum free withdrawal amount" is $47,000.  Assume also that you have not requested any other partial  withdrawals  during this Policy Year. The free  withdrawal  amount is the  greater of  Growth,  which is the  current  Account  Value  ($47,000)  less the  Premium
              ($50,000),  or $3,000,  and 10% of the  Premium,  which is $5,000.  Therefore,  the  maximum  free  withdrawal  amount is
              $5,000.  Assuming that this partial  withdrawal  request  occurs during the  "surrender  charge  period," and there is no subsequent Growth in that Policy Year, the contingent  deferred sales charge and the contingent deferred tax charge would apply to any subsequent  surrender or partial  withdrawal that Policy Year that was not eligible for a  medically-related waiver.

                                                       MEDICALLY-RELATED WAIVER

[62]     What is a  medically-related  waiver? A  medically-related  waiver is a waiver of the contingent deferred sales charge and the contingent  deferred tax charge that would otherwise apply to a partial withdrawal or surrender.  A  medically-related  waiver is available by rider to the Policy and is currently at no charge to you.

                                                             REINSTATEMENT

You may apply for  reinstatement  of the Policy if it lapses.  We must receive this  application  In Writing at our Office within three years of the date the  lapse  occurred  as  measured  from  the end of the  grace  period.  We may  require  evidence  of  insurability satisfactory to us.  In order to reinstate your Policy, you also must pay us a reinstatement amount, including any applicable charges.

                                                               MATURITY

A Policy  "matures" as of the Policy  Anniversary on which the Insured is Age 95. If there are two Insureds,  a Policy  "matures" as of the Policy  Anniversary on which the younger  Insured is Age 95 or would have been Age 95 if the younger  Insured is then deceased.  We will pay out the Cash Value once the Policy  matures.  The Policy will then end,  and we will not have any more  obligations  under the
Policy.  We may  provide a rider,  where  permitted  by law,  that  allows the  Policy to mature at a later  date if there is  adequate guidance  available to us regarding the tax treatment of all Policies if we were to permit  extension of the maturity  date.  Should we permit such extension of the maturity  date, we advise you to seek tax advice  regarding  your specific  circumstances  should you want the Policy to mature at a later date.  If the Policy is no longer  treated as life  insurance  after any  extension  of maturity  date, gain in the Policy may be taxable to you in the year of the original  maturity  date and all or a portion of the Death  Proceeds may be taxable to the beneficiary.

                                                       POLICY LOANS ON EXCHANGES

Subject to our rules,  we will  establish  a loan on a Policy that you  purchase as part of an exchange  that is not subject to current taxation in  accordance  with Section 1035 of the Code.  The amount of the loan will be equal to the loan that was in effect before you surrendered  your prior policy.  Under our rules we will,  among other things,  increase the Account Value as of the Policy Date by the amount of the loan and  allocate  that  portion of the  increased  Account  Value to the Loan Account as  collateral  for the loan.  By increasing the Account Value,  there will be a corresponding  increase in the Face Amount and the Required Death Benefit.  In addition, for purposes of  determining  the  Guaranteed  Minimum Death  Benefit,  we will deem the "Premium" to be the amounts paid plus the loan amount as of the Policy Date.  Any  contingent  deferred  sales charge and  contingent  deferred tax charge will be based on the actual amounts  received,  not such  amounts  plus the amount of the loan.  All charges that are  calculated  as a percentage  of your Account
Value will  increase  because  the Account  Value will be  increased  by the amount of the loan.  Loans  established  as part of a 1035 exchange will be treated as "preferred" loans (See "Loans" for a complete description).

                                                                 ILLUSTRATIONS

         The  mortality  and expense  risk charge  assessed  against the assets in the  Separate  Account is at an  annualized  rate of
         0.90%.

                                                             APPENDIX E-2
                    NET SINGLE PREMIUM FACTORS FOR DETERMINATION OF REQUIRED DEATH BENEFITS FOR AS TROPHY POLICIES

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            20            .145794          .179648           .128227          .145820          .142304          .172989
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            21            .150168          .184901           .132462          .150638          .146645          .178153
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            22            .154741          .190376           .136853          .155637          .151184          .183526
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            23            .159531          .196117           .141415          .160816          .155930          .189151
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            24            .164555          .202134           .146147          .166184          .160898          .195038
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            25            .169822          .208454           .151056          .171748          .166090          .201206
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            26            .175351          .215097           .156150          .177516          .171531          .207673
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            27            .181135          .222053           .161428          .183482          .177215          .214429
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            28            .187175          .229318           .166906          .189661          .183143          .221476
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            29            .193474          .236889           .172585          .196055          .189316          .228812
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            30            .200035          .244756           .178464          .202666          .195738          .236424
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            31            .206860          .252916           .184560          .209495          .202417          .244318
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            32            .213944          .261368           .190875          .216560          .209349          .252490
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            33            .221291          .270109           .197419          .223864          .216536          .260939
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            34            .228895          .279132           .204192          .231403          .223975          .269663
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            35            .236761          .288437           .211198          .239179          .231667          .278659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            36            .244894          .298015           .218438          .247196          .239618          .287922
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            37            .253298          .307862           .225900          .255421          .247832          .297442
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            38            .261963          .317956           .233579          .263842          .256297          .307199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            39            .270894          .328294           .241477          .272450          .265020          .317188
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            40            .280099          .338865           .249599          .281240          .274006          .327396
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            41            .289568          .349652           .257933          .290189          .283246          .337811
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            42            .299311          .360652           .266484          .299295          .292748          .348423
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            43            .309334          .371859           .275263          .308570          .302519          .359236
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            44            .319639          .383267           .284285          .318028          .312566          .370243
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            45            .330230          .394864           .293562          .327683          .322892          .381435
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            46            .341103          .406652           .303095          .337537          .333493          .392815
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            47            .352264          .418644           .312891          .347598          .344380          .404397
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            48            .363716          .430831           .322953          .357876          .355551          .416178
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            49            .375463          .443211           .333288          .368370          .367012          .428145
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            50            .387504          .455776           .343896          .379072          .378764          .440301
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            51            .399832          .468510           .354772          .389982          .390796          .452625
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            52            .412433          .481383           .365917          .401101          .403100          .465093
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            53            .425290          .494362           .377317          .412407          .415657          .477675
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            54            .438381          .507408           .388968          .423887          .428450          .490336
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            55            .451696          .520502           .400884          .435558          .441470          .503062
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            56            .465218          .533636           .413071          .447432          .454705          .515849
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            57            .478941          .546812           .425551          .459541          .468157          .528704
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            58            .492871          .560033           .438358          .471935          .481836          .541635
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            59            .506993          .573308           .451517          .484649          .495733          .554659
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            60            .521284          .586632           .465025          .497695          .509832          .567772
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            61            .535723          .599969           .478863          .511045          .524108          .580940
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            62            .550287          .613272           .492991          .524640          .538534          .594113
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            63            .564927          .626483           .507352          .538390          .553060          .607226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            64            .579602          .639551           .521878          .552212          .567644          .620226
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            65            .594281          .652440           .536544          .566075          .582253          .633078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            66            .608944          .665153           .551348          .579988          .596866          .645783
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            67            .623584          .677704           .566315          .593989          .611486          .658364
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            68            .638205          .690127           .581486          .608159          .626126          .670866
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            69            .652797          .702445           .596895          .622553          .640782          .683321
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
                           Male              Male            Female           Female           Unisex           Unisex
         Attained     No Tobacco Use     Tobacco User    No Tobacco Use    Tobacco User    No Tobacco Use    Tobacco User
            Age
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            70            .667333          .714642           .612535          .637176          .655433          .695722
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            71            .681762          .726681           .628356          .651974          .670031          .708034
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            72            .696014          .738497           .644271          .666812          .684505          .720184
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            73            .709994          .750004           .660165          .681560          .698753          .732078
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            74            .723624          .761135           .675927          .696097          .712698          .743646
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            75            .736865          .771831           .691482          .710345          .726295          .754831
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            76            .749724          .782071           .706791          .724284          .739544          .765615
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            77            .762229          .791908           .721863          .737937          .752472          .776060
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            78            .774433          .801434           .736726          .751362          .765131          .786252
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            79            .786390          .810733           .751401          .764609          .777570          .796281
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            80            .798116          .819847           .765881          .777687          .789804          .806185
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            81            .809588          .828771           .780117          .790566          .801808          .815960
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            82            .820755          .837465           .794038          .803191          .813528          .825567
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            83            .831544          .845863           .807562          .815500          .824891          .834946
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            84            .841909          .853936           .820645          .827387          .835853          .844050
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            85            .851863          .861731           .833298          .838880          .846430          .852923
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            86            .861489          .869377           .845592          .850070          .856706          .861680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            87            .870930          .877089           .857651          .861099          .866821          .870505
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            88            .880405          .885052           .869655          .872184          .876986          .879589
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            89            .890224          .893507           .881864          .883606          .887492          .889179
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            90            .900787          .902897           .894634          .895774          .898724          .899698
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            91            .912663          .913849           .908493          .909137          .911231          .911680
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            92            .926694          .927262           .924224          .924501          .925827          .925965
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            93            .944200          .944411           .943053          .943115          .943789          .943791
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------
            94            .967326          .967355           .967034          .967034          .967219          .967199
       -------------- ---------------- ----------------- ---------------- ---------------- ---------------- ----------------

---------------------------------------------------------------------------------------------------------------------------------------
The Required  Death Benefit is determined by treating the Account Value as if it were a net single  premium.  We determine the Required
Death  Benefit by dividing the Account Value by the net single  premium  factors that are  determined  for your Policy as of the Policy
Date.  These  factors vary by the attained  Age,  gender (where  permitted),  tobacco  usage class and risk class of each Insured.  The factors shown above are  applicable  for Insureds in the preferred  risk class.  The factors for other risk classes are available  upon request.  Factors for joint life cases depend upon a standard  insurance  industry method used to derive the applicable factor for both
Insureds.
---------------------------------------------------------------------------------------------------------------------------------------

                  ADDITIONAL INFORMATION: Inquiries will be answered by calling your representative or by writing to:

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                        Variable Life Insurance
                                                                   at

                                                             P.O. Box 7045
                                                   Bridgeport, Connecticut 06601-7045

                                                                   or

                                                  customerservice@americanskandia.com

Issued by:                                                                                                     Serviced at:

AMERICAN SKANDIA LIFE                                                                                 AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                                                                                 ASSURANCE CORPORATION
One Corporate Drive                                                                                           P.O. Box 7045
Shelton, Connecticut 06484                                                               Bridgeport, Connecticut 06601-7045
Telephone: 1-800-752-6342                                                                         Telephone: 1-800-752-6342
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                            Distributed by:

                                               AMERICAN SKANDIA MARKETING, INCORPORATED
                                                          One Corporate Drive
                                                      Shelton, Connecticut 06484
                                                        Telephone: 203-926-1888
                                                    http://www.americanskandia.com

SPVLI
                                            PART II - OTHER INFORMATION

                                        CONTENTS OF REGISTRATION STATEMENT

         This registration statement comprises the following papers and documents:

         The facing sheet.

         The prospectus consisting of __ pages.

         Representations and Undertakings.

         The signatures.

         Written consents of the following persons:

         Counsel consent                    FILED HEREWITH

         Ernst & Young LLP          FILED HEREWITH

         Corporate Actuary Consent          FILED HEREWITH

         The following exhibits which correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2:

         1.       A.       (1)      Resolution of the Board of Directors of the Company are incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October
                                    17, 1997.

                           (2)      Not applicable.

                           (3)      Distributing contracts:
                                    (a)     Principal Underwriting Agreement incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October 17,
                                            1997.
                                    (b)     Form of Revised Dealer Agreement being filed via EDGAR
                                            with Post-Effective Amendment No. 7 to Registration
                                            Statement No. 33-87010.
                                    (c)     Not applicable.

                           (4)      Not applicable.

                           (5)      Form of Modified Single Premium Variable Life Insurance Policy
                                    (a)     Single Life version incorporated by reference to Pre-effective
                                            Amendment No. 1 to Registration Statement No. 333-38119, filed via
                                            EDGAR March 4, 1998.
                                    (b)     Last Survivor version incorporated by reference to
                                            Pre-effective Amendment No. 1 to Registration Statement No.
                                            333-38119, filed via EDGAR March 4, 1998.

                           (6)      Articles of Incorporation and By-laws of American Skandia Life Assurance
                                    Corporation, incorporated by reference to Pre-Effective Amendment No. 2 to
                                    Registration Statement No. 33-19363, filed July 27, 1988.
                                    Filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement
                                    No. 33-87010, filed March 2, 1998.

                           (7)      Not applicable.

                           (8)      Not applicable.

                           (9)      Other material contracts.          Not applicable

                           (10)     Form of Application for Modified Single Premium Variable Life Insurance
                                    Policy.  Filed via EDGAR with Pre-Effective Amendment No. 2 to this
                                    Registration Statement No. 333-38119, filed April 29, 1998.
(11)     Memorandum describing transfer and redemption procedures is incorporated by reference to Initial
                                    Registration Statement No. 333-38119 filed October 17, 1997.
(12)     Hypothetical Illustrations of Death benefits, Account Values and Cash Values.
                                    FILED HEREWITH

         Opinion and Consent of Counsel filed via EDGAR with Post-Effective Amendment No. 5 to this Registration
         Statement No. 333-38119, filed April 27, 2001.
2.

         3.       No financial statements are to be omitted from the prospectus pursuant to instruction 1(b) or
                  1(c) of the instructions as to the prospectus.

         4.       Not applicable.

         5.       Financial Data Schedules.

         6.       Not applicable.

         7.       Opinion and Consent of certifying actuary            FILED HEREWITH

         8.       Opinion and Consent of Ernst & Young LLP             FILED HEREWITH

         9.       Power of Attorney
                  Directors  Collins,   Mazzaferro,  and  Ullman  incorporated  by  reference  to
                  Post-Effective  Amendment No. 1 to Registration Statement No. 333-53596,  filed
                  January 18, 2001.

                  Wade A. Dokken  President and Chief Executive  Officer of American Skandia Life
                  Assurance  Corporation filed via EDGAR with  Post-Effective  Amendment No. 6 to this Registration Statement No. 333-38119, filed July 25, 2001.

                                            UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                      RULE 484 UNDERTAKING ON INDEMNIFICATION

Article XIII of the By-laws of American Skandia Life Assurance Corporation, a Connecticut corporation, (the
"Corporation") provides for indemnification of its officers, directors, and employees as follows:

SECTION 1.                 Proceedings Other Than by or in the Right of the Corporation.
                           ------------------------------------------------------------

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigate (other than an action by or in the right of the Corporation) by reason of the fact that he, or the person whose representative he is, is or was a shareholder, director, officer, employee or agent of the
Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines, penalties, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if the person is successful on the merits in the defense of the proceeding or as provided in Section 3 hereof, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, the person had no reasonable cause to believe his conduct was unlawful or if upon application to the court as provided in Section 5 hereof, the court shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine; except that, in connection with an alleged claim based upon his purchase or sale of securities of the Corporation or of another enterprise, which he serves or served at the request of the
Corporation, the Corporation shall only indemnify such person after the court shall have determined, on application as provided in Section 5 hereof, that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation or of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust, or, with respect to any criminal action or proceeding, that he had reasonable cause to believe that his conduct was unlawful.

SECTION 2.                 Proceedings by or in the Right of the Corporation.
                           -------------------------------------------------

The Corporation shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by or in the right of the Corporation, to procure a judgment in its favor by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorney fees) actually and reasonably incurred by him in connection with such proceeding in relation to matters as to which such person, or the person whose legal representative his is, is finally adjudged not to have breached his duty to the Corporation, or where the court, on application as provided in Section 6 hereof, shall have determined that in view or all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.  The Corporation shall not so indemnify any such person for amounts paid to the Corporation, to a plaintiff or to counsel for a plaintiff in settling or otherwise disposing of a proceeding, with or without court approval; or for expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval.

SECTION 3.                 Determination of Right of Indemnification.
                           -----------------------------------------

The conclusion provided for in Section 1 hereof may be reached by any of the following:  (1) The Board of
Directors of the Corporation by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (2) independent legal counsel selected by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (3) in the case of any employee or agent who is not an officer or director of the Corporation, the Corporation's general counsel; or (4) the shareholders of the Corporation by the affirmative vote of at least a majority of the voting power of shares not owned by parties to such proceeding, represented at an annual or special meeting of shareholders, duly called with notice of such purpose stated.  Such person shall also be entitled to apply to a court for such conclusion, upon application as provided in Section 5 hereof, even though the conclusion reached by any of the foregoing shall have been adverse to him or to the person whose legal representative he is.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                         REPRESENTATIONS AND UNDERTAKINGS

The Registrant and the Company hereby make the following representations and undertakings:

(a)    This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the
"Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus.  The Policies are designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b)    The Company is relying on Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) for the deduction of the mortality and expense risk charges ("risk charges")assumed by the Company under the Policies.  The Company represents that the risk charges are reasonable in relation to all of the risks assumed by the issuer under the Policies. (Paragraph
(b)(13)(iii)(F)(2)(ii)). Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.
(Paragraph (b)(13)(iii)(F)(3).

(c)    The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.
(Paragraph (b)(13)(iii)(F)(4)(ii)(A).

(d)    The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses. (Paragraph
(b)(13)(iii)(F)(4)(ii)(B)(2).

(e)    Pursuant to Rule 26(e) under the Act, American Skandia Life Assurance Corporation ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.  Depositor bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as:
the nature and extent of such services, expenses and risks; the need for Depositor to earn a profit; the degree to which the contracts include innovative features; and the regulatory standards for exemptive relief under the
Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.  This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                                    SIGNATURES

Pursuant to the  requirements  of the Securities  Act of 1933,  the  registrant  has duly caused this  registration statement to be signed on its behalf by the  undersigned,  thereunto duly  authorized,  and its seal to be hereunto affixed and attested, all in the City of Shelton, State of Connecticut, on  14th day of September, 2001.

                                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     SEPARATE ACCOUNT F
                                                     (Registrant)

                                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     (Depositor)

By: /s/ Lincoln R. Collins                                    Attest: /s/ Kathleen A. Chapman
    ---------------------------------------                           ---------------------------------------
     Lincoln R. Collins, Senior Vice President                        Kathleen  A.  Chapman,  Corporate Secretary

Pursuant to the  requirements of the Securities Act of 1933, this  Registration  Statement has been signed below by the following persons in the capacities and on the date indicated.

              Signature                                     Title                              Date
              ---------                                     -----                              ----
                                                (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                   September 14, 2001
          ----------------
           Wade A. Dokken

                          (Principal Financial Officer and Principal Accounting Officer)

      /s/ Thomas M. Mazzaferro            Executive Vice President and                       September 14, 2001
        Thomas M. Mazzaferro              Chief Financial Officer

         /s/ David R. Monroe         Senior Vice President, Treasurer                        September 14, 2001
           David R. Monroe               and Corporate Controller

                                               (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*                Deborah G. Ullman*
      -------------------                          --------------------                 ------------------
      Lincoln R. Collins                            Thomas M. Mazzaferro                 Deborah G. Ullman

                                    *By:  /s/ Kathleen A. Chapman
                                          -----------------------------
                                            Kathleen A. Chapman

  *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No. 333-53596.
**Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.